         As filed with the Securities and Exchange Commission on April 25, 2001


                                                       Registration No. 33-79112

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                    FORM N-4


             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
                         POST-EFFECTIVE AMENDMENT NO. 11


                                     and/or


         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
                                AMENDMENT NO. 15


     THE MANUFACTURERS LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT A
                         formerly, FNAL Variable Account
                           (Exact name of Registrant)

              THE MANUFACTURERS LIFE INSURANCE COMPANY OF NEW YORK formerly, First North America Life Assurance Company
                               (Name of Depositor)

                              100 Summit Lake Drive
                                  Second Floor
                            Valhalla, New York 10595
              (Address of Depositor's Principal Executive Offices)

                                 (914) 773-0708
               (Depositor's Telephone Number Including Area Code)



    James D. Gallagher, President                            Copy to:
   The Manufacturers Life Insurance                   J. Sumner Jones, Esq.
         Company of New York                          Jones & Blouch, L.L.P.
        100 Summit Lake Drive                     1025 Thomas Jefferson St. N.W.
             Second Floor                          Washington, D.C. 20007-0805
       Valhalla, New York 10595
(Name and Address of Agent for Service)

                             _______________________

It is proposed that this filing will become effective:

     ___ immediately upon filing pursuant to paragraph (b) of Rule 485


      X  on April 30, 2001 pursuant to paragraph (b) of Rule 485


     ___ 60 days after filing pursuant to paragraph (a)(1) of Rule 485


     ___ on [date] pursuant to paragraph (a)(1) of Rule 485


If appropriate, check the following box:

     ___ this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

The Prospectus contained in this registration statement also relates to variable annuity contracts covered by earlier registration statements under file no. 33-46217.

              THE MANUFACTURERS LIFE INSURANCE COMPANY OF NEW YORK

                  CROSS REFERENCE TO ITEMS REQUIRED BY FORM N-4

N-4 Item              Caption in Prospectus
Part A
1.--------------------Cover Page
2.--------------------Special Terms
3.--------------------Summary
4.--------------------Performance Data;
                      Financial Statements
5.--------------------General Information about Us, The Variable Account and The Trust
6.--------------------Charges and Deductions; Withdrawal Charges; Administration Fees; Mortality and
                      Expense Risks Charge; Taxes; Appendix C - Examples of Calculation of Withdrawal Charge
7.--------------------Accumulation Period Provisions; Our Approval; Purchase
                      Payments; Accumulation Units; Net Investment Factor;
                      Transfers Among Investment Options; Special Transfer
                      Services - Dollar Cost Averaging; Asset Rebalancing
                      Program; Withdrawals; Special Withdrawal Services - Income
                      Plan; Contract Owner Inquiries; Other Contract Provisions;
                      Ownership; Beneficiary; Modification;
8.--------------------Pay-out Period Provisions; General; Annuity Options; Determination of Amount of the
                      First  Variable Annuity Payments; Annuity Units and the Determination of Subsequent
                      Variable Annuity Payments; Transfers During Pay-out Period
9.--------------------Accumulation Provisions; Death Benefit Before  Maturity Date; Annuity  Provisions;
                      Death Benefit After Maturity Date
10.-------------------Accumulation Period Provisions; Purchase Payments; Accumulation Units; Value of
                      Accumulation Units; Net Investment Factor; Distribution of Contracts
11.-------------------Accumulation Period Provisions; Purchase Payments; Other Contract Provisions; Right
                      to Review Contract
12.-------------------Federal Tax Matters; Introduction; Our Tax Status; Taxation of Annuities in General;
                      Qualified Retirement Plans
13.-------------------Legal Proceedings
14--------------------Statement of Additional Information - Table of Contents


Part B Caption in Statement of Additional Information


15.-------------------Cover Page
16.-------------------Table of Contents
17.-------------------General History and Information.
18.-------------------Services-Independent Auditors; Services-Servicing Agent
19.-------------------Not Applicable
20.-------------------Services-Principal Underwriter
21.-------------------Performance Data
22.-------------------Not Applicable
23.-------------------Audited Financial Statements

                                            PART A



                             INFORMATION REQUIRED IN A PROSPECTUS

       Home Office                        Annuity Service Office Mailing Address
  100 Summit Lake Drive                                P.O. Box 9013
      Second Floor                           Boston, Massachusetts 02205-9013
Valhalla, New York 10595                          www.manulifenewyork.com




                    THE MANUFACTURERS LIFE INSURANCE COMPANY
                         OF NEW YORK SEPARATE ACCOUNT A
                                       OF
              THE MANUFACTURERS LIFE INSURANCE COMPANY OF NEW YORK


                  FLEXIBLE PURCHASE PAYMENT INDIVIDUAL DEFERRED
                 COMBINATION FIXED AND VARIABLE ANNUITY CONTRACT
                                NON-PARTICIPATING


        This Prospectus describes an annuity contract (the "CONTRACT") issued by The Manufacturers Life Insurance Company of New York ("WE" or "US"). The contract is a flexible purchase payment, individual, deferred, non-participating, combination fixed and variable annuity contract.


- Contract values and annuity benefit payments are based upon sixty-five investment options. Fifty-nine options are variable and six are fixed account options.


- The variable portion of contract values and variable annuity benefit payments will vary according to the investment performance of the sub-accounts of one of our separate accounts, The Manufacturers Life Insurance Company of New York Separate Account A (the "VARIABLE ACCOUNT"). Contract values may be allocated to, and transferred among, one or more of those sub-accounts.

- Each sub-account's assets are invested in a corresponding portfolio of a mutual fund, Manufacturers Investment Trust (the "TRUST"). We will provide the contract owner ("you") a prospectus for the Trust with this Prospectus.

- SHARES OF THE TRUST ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK, AND THE SHARES ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY.

- Except as specifically noted here and under the caption "FIXED ACCOUNT INVESTMENT OPTION" below, this Prospectus describes only the variable portion of the contract.

-    Special terms are defined in a glossary in Appendix A.

PLEASE READ THIS PROSPECTUS CAREFULLY AND KEEP IT FOR FUTURE REFERENCE. IT CONTAINS INFORMATION ABOUT THE VARIABLE ACCOUNT AND THE VARIABLE PORTION OF THE CONTRACT THAT YOU SHOULD KNOW BEFORE INVESTING.

THE CONTRACTS HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION ("SEC"). NEITHER THE SEC NOR ANY STATE HAS DETERMINED WHETHER THIS PROSPECTUS IS TRUTHFUL OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

- ADDITIONAL INFORMATION about the contract and the Variable Account is contained in a Statement of Additional Information, dated the same date as this Prospectus, which has been filed with the SEC and is incorporated herein by reference. The Statement of Additional Information is available without charge upon request by writing us at the address on the front cover or by telephoning (877) 391-3748.

- The SEC maintains a Web site (http://www.sec.gov) that contains the Statement of Additional Information and other information about us, the contracts and the Variable Account.


                       STATEMENT OF ADDITIONAL INFORMATION
                                TABLE OF CONTENTS



General Information and History....................................................
Performance Data...................................................................
State Premium Taxes................................................................
Services
    Independent Auditors...........................................................
    Servicing Agent................................................................
    Principal Underwriter..........................................................
Appendix A - State Premium Taxes...................................................
Audited Financial Statements.......................................................




                   The date of this Prospectus is May 1, 2001

                                TABLE OF CONTENTS


SUMMARY ...................................................................
GENERAL INFORMATION ABOUT US, THE VARIABLE ACCOUNT AND THE TRUST ..........
    The Manufacturers Life Insurance Company
    of New York ...........................................................
    The Variable Account ..................................................
    The Trust .............................................................
DESCRIPTION OF THE CONTRACT ...............................................
   ACCUMULATION PERIOD PROVISIONS .........................................
    Purchase Payments .....................................................
    Optional Payment Enhancement
    Accumulation Units ....................................................
    Value of Accumulation Units ...........................................
    Net Investment Factor .................................................
    Transfers Among Investment Options ....................................
    Maximum Number of Investment Options ..................................
    Telephone Transactions ................................................
    Special Transfer Services - Dollar Cost Averaging .....................
    Asset Rebalancing Program .............................................
    Withdrawals ...........................................................
    Special Withdrawal Services - The Income Plan .........................
    Death Benefit During Accumulation Period ..............................
   PAY-OUT PERIOD PROVISIONS ..............................................
    General ...............................................................
    Annuity Options .......................................................
    Determination of Amount of the First Variable
    Annuity Payment .......................................................
    Annuity Units and the Determination of
      Subsequent Variable Annuity Payments ................................
    Transfers During Pay-out Period .......................................
    Death Benefit During Pay-out Period ...................................
   OTHER CONTRACT PROVISIONS ..............................................
    Right to Review Contract ..............................................
    Ownership .............................................................
    Annuitant .............................................................
    Change of Maturity Date ...............................................
    Beneficiary ...........................................................
    Modification ..........................................................
    Our Approval ..........................................................
    Misstatement and Proof of Age, Sex or Survival ........................
   FIXED ACCOUNT INVESTMENT OPTIONS .......................................
CHARGES AND DEDUCTIONS ....................................................
    Withdrawal Charges ....................................................
    Administration Fees ...................................................
    Mortality and Expense Risks Charge ....................................
    Taxes .................................................................
    Expenses of Distributing Contracts ....................................
FEDERAL TAX MATTERS .......................................................
   INTRODUCTION ...........................................................
   OUR TAX STATUS .........................................................
   TAXATION OF ANNUITIES IN GENERAL .......................................
    Tax Deferral During Accumulation Period ...............................
    Taxation of Partial and Full Withdrawals ..............................
    Taxation of Annuity Benefit Payments ..................................
    Taxation of Death Benefit Proceeds ....................................
    Penalty Tax on Premature Distributions ................................
    Aggregation of Contracts ..............................................
   QUALIFIED RETIREMENT PLANS .............................................
    Direct Rollovers ......................................................
    Loans .................................................................
   FEDERAL INCOME TAX WITHHOLDING .........................................
GENERAL MATTERS ...........................................................
    Performance Data ......................................................
    Asset Allocation and Timing Services ..................................
    Distribution of Contracts .............................................
    Contract Owner Inquiries ..............................................
    Confirmation Statements ...............................................
    Legal Proceedings .....................................................
    Cancellation of Contract ..............................................
    Voting Interest .......................................................
APPENDIX A: SPECIAL TERMS .................................................   A-1
APPENDIX B: TABLE OF ACCUMULATION UNIT VALUES
  FOR CONTRACTS DESCRIBED IN THIS PROSPECTUS ..............................   B-1
APPENDIX C: EXAMPLES OF CALCULATION OF
   WITHDRAWAL CHARGE ......................................................   C-1
APPENDIX D: PRIOR CONTRACTS ...............................................   D-1
APPENDIX E: QUALIFIED PLAN TYPES ..........................................   E-1

                                     SUMMARY

OVERVIEW OF THE CONTRACT. Under the contract, you make one or more payments to us for a period of time (the "ACCUMULATION PERIOD") and then later, beginning on the "MATURITY DATE" we make one or more annuity benefit payments to you (the "PAY-OUT PERIOD"). Contract values during the accumulation period and the amounts of annuity benefit payments during the pay-out period may either be variable or fixed, depending upon the investment option(s) you select. You may use the contract to fund either a non-qualified or tax-qualified retirement plan.


When you purchase a variable annuity for any tax-qualified retirement plan, the variable annuity does not provide any additional tax deferred treatment of earnings beyond the treatment provided by the plan. Consequently, you should purchase a variable annuity for a tax-qualified plan only on the basis of other benefits offered by the variable annuity. These benefits may include lifetime income payments, protection through the death benefit, and guaranteed fees.


PRIOR CONTRACTS. We have a class of variable annuity contract which is no longer being issued but under which purchase payments may continue to be made ("PRIOR CONTRACT" or "VEN 9 CONTRACTS"), which were sold during the period from March, 1992 until May, 1999. This Prospectus principally describes the contract offered by this Prospectus but also describes the Ven 9 contracts. The principal differences between the contract offered by this Prospectus and the prior contract relate to the fixed investment options available under the contracts, a minimum interest rate to be credited for any guarantee period under the fixed portion of the contracts, the charges made by us, and the death benefit provisions. See Appendix D.


PURCHASE PAYMENT LIMITS. The minimum initial purchase payment is $5,000 for Non-Qualified contracts and $2,000 for Qualified contracts. However, if the optional payment enhancement is elected the minimum initial purchase payment is $10,000. Purchase payments normally may be made at any time. If a purchase payment would cause your contract value to exceed $1,000,000, or your contract value already exceeds $1,000,000, however, you must obtain our approval in order to make the payment. If permitted by state law, we may cancel your contract if you have made no payments for two years, your contract value is less than $2,000 and your payments over the life of your contract, minus your withdrawals over the life of the contract, are less than $2,000.



OPTIONAL PAYMENT ENHANCEMENT. New contracts may be issued with an Optional Payment Enhancement if the contract owner elects this optional feature. The Optional Payment Enhancement may only be elected at issue and one elected is irrevocable. The minimum initial purchase payment required to elect the Optional Payment Enhancement is $10,000. The payment enhancement is equal to 4% of the purchase payment and is allocated among investment options in the same proportions as your purchase payments. An additional fee is imposed for the Optional Payment Enhancement and contracts with this feature will be subject to a higher withdrawal charge for a longer period of time.



INVESTMENT OPTIONS. Upon issuance of the contract, purchase payments may be allocated among up to seventeen of the available investment options (including all fixed account investment options). After the contract is issued, there is no limit on the number of investment options to which you may allocate purchase payments. Currently, fifty-nine Variable Account investment options and six fixed account investment options are available under the contract. Each of the fifty-nine Variable Account investment options is a sub-account of the Variable Account that invests in a corresponding portfolio of the Trust. A full description of each Trust portfolio is in the accompanying Prospectus of the Trust. Your contract value during the accumulation period and the amounts of annuity benefit payments will depend upon the investment performance of the Trust portfolio underlying each sub-account of the Variable Account you select and/or upon the interest we credit on each fixed account option you select. Subject to certain regulatory limitations, we may elect to add, subtract or substitute investment options.


Allocating assets only to one or a small number of the investment options (other than the Lifestyle Trusts) should not be considered a balanced investment strategy. In particular, allocating assets to a small number of investment options that concentrate their investments in a particular business or market sector will increase the risk that the value of your contract will be more volatile since these investment options may react similarly to business or market specific events. Examples of business or market sectors where this risk historically has been and may continue to be particularly high include: (a) technology related businesses, including internet related businesses, (b) small cap securities and (c) foreign securities. The

Company does not provide advice regarding appropriate investment allocations; please discuss this matter with your financial adviser.

TRANSFERS. During the accumulation period, you may transfer your contract values among any of the Variable Account investment options and from the Variable Account investment options to the fixed account investment options without charge. You may also transfer contract values among the fixed account investment options and from the fixed account investment options to the Variable Account investment options, subject to a one-year holding period (with certain exceptions) and a market value charge which may apply to such a transfer. During the pay-out period, you may not transfer your allocations from Variable Account options to fixed account options or from fixed account options to Variable Account options.

WITHDRAWALS. During the accumulation period, you may withdraw all or a portion of your contract value. The amount you withdraw from any investment account must be at least $300 or, if less, your entire balance in that investment account. If a partial withdrawal plus any applicable withdrawal charge would reduce your contract value to less than $300, we will treat your withdrawal request as a request to withdraw all of your contract value. A withdrawal charge and an administration fee may apply to your withdrawal. A withdrawal may be subject to income tax and a 10% penalty tax. A systematic withdrawal plan service is available under the contract.

CONFIRMATION STATEMENTS. We will send you confirmation statements for certain transactions in your account. You should carefully review these statements to verify their accuracy. You should immediately report any mistakes to our Annuity Service Office (at the address shown on the cover of this Prospectus). If you fail to notify our Annuity Service Office of any mistake within 60 days of the mailing of the confirmation statement, you will be deemed to have ratified the transaction.

DEATH BENEFITS. We will pay the death benefit described below to your BENEFICIARY if you die during the accumulation period. If a contract is owned by more than one person, then the surviving contract owner will be deemed the beneficiary of the deceased contract owner. No death benefit is payable on the death of any ANNUITANT (a natural person or persons to whom ANNUITY BENEFIT PAYMENTS are made and whose life is used to determine the duration of annuity benefit payments involving life contingencies), except that if any contract owner is not a natural person, the death of any annuitant will be treated as the death of an owner. The amount of the death benefit will be calculated as of the date on which our Annuity Service Office receives written notice and proof of death and all required claim forms. The formula used to calculate the death benefit may vary according to the age(s) of the contract owner(s) at the time the contract is issued and the age of the contract owner who dies. If there are any unpaid loans (including unpaid interest) under the contract, the death benefit equals the death benefit calculated according to the applicable formula, minus the amount of the unpaid loans. If the annuitant dies during the pay-out period and annuity benefit payment method selected calls for payments for a guaranteed period, we will make the remaining guaranteed payments to the beneficiary.

ANNUITY BENEFIT PAYMENTS. We offer a variety of fixed and variable annuity payment options. Periodic annuity benefit payments will begin on the "maturity date" (the first day of the pay-out period). You select the maturity date, the frequency of payment and the type of annuity benefit payment option. Annuity benefit payments are made to the annuitant.

TEN-DAY REVIEW. You may cancel your contract by returning it to us within 10 days of receiving it.



TAXATION. Generally all earnings on the underlying investments are tax-deferred until withdrawn or until annuity benefit payments begin. Normally, a portion of each annuity benefit payment is taxable as ordinary income. Partial and total withdrawals generally are taxable as ordinary income to the extent contract value prior to the withdrawal exceeds the purchase payments you have made, minus any prior withdrawals that were not taxable. A 10% penalty tax may apply to withdrawals and annuity benefit payments prior to age 59-1/2.


CHARGES AND DEDUCTIONS. The following Table and Example are designed to assist you in understanding the various costs and expenses related to the contract. The table reflects expenses of the Variable Account and the underlying portfolio of the Trust. The items listed under "Contract Owner Transaction Expenses" and "Separate Account Annual Expenses" are more completely described in this Prospectus under

"Charges and Deductions." The items listed under "Trust Annual Expenses" are described in detail in the accompanying Trust Prospectus.

CONTRACT OWNER TRANSACTION EXPENSES
See Appendix D for a discussion of contract owner transaction expenses under Ven 9 contracts.

Deferred sales load (as percentage of purchase payments)


          NUMBER OF COMPLETE YEARS          WITHDRAWAL CHARGE   WITHDRAWAL CHARGE
        PURCHASE PAYMENT IN CONTACT         PERCENTAGE          PERCENTAGE
                                            (No Payment         (With Payment
                                            Enhancement)        Enhancement)
                     0                      6%                  8%
                     1                      6%                  8%
                     2                      5%                  7%
                     3                      5%                  7%
                     4                      4%                  5%
                     5                      3%                  4%
                     6                      2%                  3%
                     7                      0%                  1%

ANNUAL CONTRACT FEE.....................................................   $30(1)

SEPARATE ACCOUNT ANNUAL EXPENSES
(as a percentage of average account value)

Mortality and expense risks fees........................................   1.25%
Administration fee - asset based........................................   0.15%
                                                                           -----
Total Separate Account Annual Expenses..................................   1.40%

Fee for Optional Payment Enhancement*...................................   0.35%
                                                                           -----
Total Separate Account Annual Expenses with Payment Enhancement.........   1.75%



*This is an additional mortality and expense risk fee.


TRUST ANNUAL EXPENSES


(as a percentage of Trust average net assets for the fiscal year ended December 31, 2000)



                                                OTHER EXPENSES
                                 MANAGEMENT     (AFTER EXPENSE           TOTAL TRUST
TRUST PORTFOLIO                     FEES         REIMBURSEMENT)        ANNUAL EXPENSES
                                                                        (AFTER EXPENSE
                                                                        REIMBURSEMENT)
--------------------------------------------------------------------------------------
Internet Technologies........      1.150%            0.130%                1.280%(E)
Pacific Rim Emerging Markets.      0.850%            0.180%                1.030%
Telecommunications...........      1.100%            0.130%                1.230%(A)
Science & Technology.........      1.100%(F)         0.040%                1.140%
International Small Cap......      1.100%            0.440%                1.540%
Health Sciences..............      1.100%(F)         0.130%                1.230%(A)
Aggressive Growth............      1.000%            0.070%                1.070%
Emerging Small Company.......      1.050%            0.050%                1.100%
Small Company Blend..........      1.050%            0.140%                1.190%
Dynamic Growth...............      1.000%            0.070%                1.070%E



--------
(1) The $30 annual administration fee will not be assessed prior to the maturity date if at the time of its assessment the sum of all investment account values is greater than or equal to $100,000. This provision does not apply to Ven 9 contracts. See Appendix D.

Mid Cap Growth...............      1.000%            0.280%                1.280%(A)
Mid Cap Opportunities........      1.000%            0.230%                1.230%(A)
Mid Cap Stock................      0.925%            0.075%                1.000%
All Cap Growth...............      0.950%            0.050%                1.000%
Financial Services...........      0.950%            0.090%                1.040%(A)
Overseas.....................      0.950%            0.200%                1.150%
International Stock..........      1.050%            0.180%                1.230%
International Value..........      1.000%            0.180%                1.180%
Capital Appreciation.........      0.900%            0.500%(H)             1.400%(H)
Strategic Opportunities(I)...      0.850%            0.050%                0.900%
Quantitative Mid Cap.........      0.800%            0.070%                0.870%(A)
Global Equity................      0.900%            0.120%                1.020%
Strategic Growth.............      0.900%            0.120%                1.020%(A)
Growth.......................      0.850%            0.050%                0.900%
Large Cap Growth.............      0.875%            0.065%                0.940%
All Cap Value................      0.950%            0.140%                1.090%(A)
Capital Opportunities........      0.900%            0.160%                1.060%(A)
Quantitative Equity..........      0.700%            0.050%                0.750%
Blue Chip Growth.............      0.875%(F)         0.035%                0.910%
Utilities....................      0.900%            0.270%                1.170%(A)
Real Estate Securities.......      0.800%(A)         0.060%                0.860%
Small Company Value..........      1.050%(F)         0.190%                1.240%
Mid Cap Value................      0.950%            0.160%                1.110%(A)
Value........................      0.800%            0.060%                0.860%
Tactical Allocation..........      0.900%            0.430%                1.330%(E)
Fundamental Value............      0.950%            0.130%                1.080%(A)
Growth & Income..............      0.750%            0.040%                0.790%
U.S. Large Cap Value.........      0.875%            0.055%                0.930%
Equity-Income................      0.875%(F)         0.035%                0.910%
Income & Value...............      0.800%            0.060%                0.860%
Balanced.....................      0.704%(A)         0.060%                0.764%
High Yield...................      0.775%            0.065%                0.840%
Strategic Bond...............      0.775%            0.095%                0.870%
Global Bond..................      0.800%            0.200%                1.000%
Total Return.................      0.775%            0.065%                0.840%
Investment Quality Bond......      0.650%            0.080%                0.730%
Diversified Bond.............      0.750%            0.060%                0.810%
U.S. Government Securities...      0.650%            0.070%                0.720%
Money Market.................      0.500%            0.040%                0.540%
Small Cap Index..............      0.525%            0.075%(G)             0.600%(E)
International Index..........      0.550%            0.050%(G)             0.600%(E)
Mid Cap Index................      0.525%            0.075%(G)             0.600%(E)
Total Stock Market Index.....      0.525%            0.075%(G)             0.600%(E)
500 Index....................      0.525%            0.025%(G)             0.550%(E)
Lifestyle Aggressive 1000(D).      0.070%            1.050%(B)             1.120%(C)
Lifestyle Growth 820(D)......      0.055%            0.980%(B)             1.035%(C)
Lifestyle Balanced 640(D)....      0.055%            0.890%(B)             0.945%(C)
Lifestyle Moderate 460(D)....      0.064%            0.820%(B)             0.884%(C)
Lifestyle Conservative 280(D)      0.075%            0.780%(B)             0.855%(C)


-----------------

(A)  Based on estimates to be made during the current fiscal year.

(B)  Reflects expenses of the Underlying Portfolios.


(C) The investment adviser to the Trust, Manufacturers Securities Services, LLC ("MSS" or the "Adviser") has voluntarily agreed to pay certain expenses of each Lifestyle Trust (excluding the expenses of the Underlying Portfolios) as follows:



  If total expenses of a Lifestyle Trust (absent reimbursement) exceed 0.075%, the Adviser will reduce the advisory fee or reimburse expenses of that Lifestyle Trust by an amount such that total expenses of the Lifestyle Trust equal 0.075%. If the total expenses of the Lifestyle Trust (absent reimbursement) are equal to or less than 0.075%, then no expenses will be reimbursed by the Adviser.

  (For purposes of the expense reimbursement, total expenses of a Lifestyle Trust includes the advisory fee but excludes (a) the expenses of the Underlying Portfolios, (b) taxes, (c) portfolio brokerage, (d) interest, (e) litigation and (f) indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the Trust's business.)




  This voluntary expense reimbursement may be terminated at any time. If such expense reimbursement was not in effect, Total Trust Annual Expenses would be higher (based on current advisory fees and the Other Expenses of the Lifestyle Trusts for the fiscal year ended December 31, 2000) as noted in the chart below:



                              MANAGEMENT OTHER TOTAL TRUST
    TRUST PORTFOLIO                 FEES             EXPENSES       ANNUAL EXPENSES
    -------------------------------------------------------------------------------
    Lifestyle Aggressive 1000      0.070%            1.075%            1.145%
    Lifestyle Growth 820.....      0.055%            0.990%            1.045%
    Lifestyle Balanced 640...      0.055%            0.900%            0.955%
    Lifestyle Moderate 460...      0.064%            0.845%            0.909%
    Lifestyle Conservative 280     0.075%            0.812%            0.887%



(D) Each Lifestyle Trust will invest in shares of the Underlying Portfolios. Therefore, each Lifestyle Trust will bear its pro rata share of the fees and expenses incurred by the Underlying Portfolios in which it invests, and the investment return of each Lifestyle Trust will be net of the Underlying Portfolio expenses. Each Lifestyle Portfolio must bear its own expenses. However, the Adviser is currently paying certain of these expenses as described in footnote (C) above.



(E) Annualized - For the period May 1, 2000 (commencement of operations) to December 31, 2000.



(F) Effective June 1, 2000, the Adviser voluntarily agreed to waive a portion of its advisory fee for the Science & Technology Trust, Health Sciences Trust, Small Company Value Trust, the Blue Chip Growth Trust and the Equity-Income Trust. The fee reduction is based on the combined asset level of all five portfolios and the International Stock Trust. Once the combined assets exceed specified amounts, the fee reduction is increased. The percentage fee reduction for each asset level is as follows:



               COMBINED ASSET LEVELS                                FEE REDUCTION
                                                        (AS A PERCENTAGE OF THE ADVISORY FEE)

               First $750 million                                     0.00%
               Between $750 million and $1.5 billion                  2.50%
               Between $1.5 billion and $3.0 billion                  3.75%
               Over $3.0 billion                                      5.00%



  The fee reductions are applied to the advisory fees of each of the five portfolios. This voluntary fee waiver may be terminated at any time by the adviser. As of February 28, 2001, the combined asset level for all six portfolios was approximately $4.469 billion resulting in a fee reduction of 3.065%. There is no guarantee that the combined asset level will remain at this amount. If the combined asset level were to decrease to a lower breakpoint, the fee reduction would decrease as well.

(G) MSS has voluntarily agreed to pay expenses of each Index Trust (excluding the advisory fee) that exceed the following amounts: 0.050% in the case of the International Index Trust and 500 Index Trust and 0.075% in the case of the Small Cap Index Trust, the Mid Cap Index Trust and Total Stock Market Index Trust. If such expense reimbursement were not in effect, it is estimated that "Other Expenses" and "Total Trust Annual Expenses" would be 0.097% and 0.650%, respectively, for the International Index Trust, 0.125% and 0.650%, respectively, for the Small Cap Index Trust, and 0.164% and 0.690%, respectively, for the Mid Cap Index Trust and 0.090% and 0.620%, respectively, for the Total Stock Market Index Trust. It is estimated that the expense reimbursement will not be effective during the year end December 31, 2001 for the 500 Index Trust. The expense reimbursement may be terminated at any time by MSS.



(H) Annualized - For period November 1, 2000 (commencement of operations) to December 31, 2000. For all portfolios except the Lifestyle Trusts, the Adviser reduces its advisory fee or reimburses the portfolio if the total of all expenses (excluding advisory fees, taxes, portfolio brokerage commissions, interest, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the portfolio's business) exceed certain annual rates. In the case of the Capital Appreciation Trust, the Adviser reimbursed the portfolio for certain expenses for the year ended December 31, 2000. If such expense reimbursement were not in effect, it is estimated that "Other Expenses" and "Total Trust Annual Expenses" would be 0.700% and 1.600%, respectively. These voluntary expense reimbursements may be terminated at any time.



(I)  Formerly, Mid Cap Blend.


EXAMPLE


You would pay the following expenses on a $1,000 investment, assuming no payment enhancement but reflecting the 1.75% separate account expenses (which includes the optional payment enhancement fee) and a 5% annual return on assets, if you surrendered your contract at the end of the applicable time period:



TRUST PORTFOLIO                     1 YEAR     3 YEAR    5 YEAR(A)   5 YEAR     10 YEAR
---------------                     ------     ------    ---------   ------     -------
Internet Technologies                 105        162        192        212        339
Pacific Rim Emerging Markets          102        155        179        199        316
Telecommunications                    104        161        189        209        335
Science & Technology                  103        158        185        205        326
International Small Cap               107        169        204        223        363
Health Sciences                       104        161        189        209        335
Aggressive Growth                     103        156        181        201        319
Emerging Small Company                103        157        183        203        322
Small Company Blend                   104        160        187        207        331
Dynamic Growth                        103        156        181        201        319
Mid Cap Growth                        105        162        192        212        339
Mid Cap Opportunities                 104        161        189        209        335
Mid Cap Stock                         102        155        178        198        313
All Cap Growth                        102        155        178        198        313
Financial Services                    102        156        180        200        317
Overseas                              103        159        185        205        327
International Stock                   104        161        189        209        335
International Value                   104        159        187        207        330
Capital Appreciation                  106        165        197        217        350
Strategic Opportunities(B)            101        152        173        193        303
Quantitative Mid Cap                  101        151        171        191        300
Global Equity                         102        155        179        199        315
Strategic Growth                      102        155        179        199        315
Growth                                101        152        173        193        303
Large Cap Growth                      102        153        175        195        307
All Cap Value                         103        157        182        202        321
Capital Opportunities                 103        156        181        201        319
Quantitative Equity                   100        148        166        186        289

TRUST PORTFOLIO                     1 YEAR     3 YEAR    5 YEAR(A)   5 YEAR     10 YEAR
---------------                     ------     ------    ---------   ------     -------
Blue Chip Growth                      101        152        173        193        304
Utilities                             104        159        186        206        329
Real Estate Securities                101        151        171        191        299
Small Company Value                   104        161        190        210        336
Mid Cap Value                         103        158        183        203        323
Value                                 101        151        171        191        299
Tactical Allocation                   105        164        194        214        344
Fundamental Value                     103        157        182        202        320
Growth & Income                       100        149        168        188        292
U.S. Large Cap Value                  101        153        174        194        306
Equity-Income                         101        152        173        193        304
Income & Value                        101        151        171        191        299
Balanced                              100        148        166        186        290
High Yield                            101        150        170        190        297
Strategic Bond                        101        151        171        191        300
Global Bond                           102        155        178        198        313
Total Return                          101        150        170        190        297
Investment Quality Bond               100        147        165        185        287
Diversified Bond                      100        149        169        189        294
U.S. Government Securities             99        147        164        184        286
Money Market                           98        142        155        175        268
Small Cap Index                        98        143        158        178        274
International Index                    98        143        158        178        274
Mid Cap Index                          98        143        158        178        274
Total Stock Market Index               98        143        158        178        274
500 Index                              98        142        156        176        269
Lifestyle Aggressive 1000             103        158        184        204        324
Lifestyle Growth 820                  102        155        180        200        316
Lifestyle Balanced 640                102        153        175        195        308
Lifestyle Moderate 460                101        151        172        192        302
Lifestyle Conservative 280            101        151        171        191        299



(A) For Ven 9 contracts only (as described in Appendix D). The difference in amounts is attributable to the different withdrawal charges. See Appendix D.



(B)  Formerly, Mid Cap Blend Trust



You would pay the following expenses on a $1,000 investment, assuming no payment enhancement but reflecting the 1.75% separate account annual expenses (which included the optional payment enhancement fee) and a 5% annual return on assets, if you selected an annuity benefit payment option as provided in the contract or did not surrender the contract at the end of the applicable time period:



TRUST PORTFOLIO                            1 YEAR       3 YEAR       5 YEAR       10 YEAR
---------------                            ------       ------       ------       -------
Internet Technologies                        31           95           162          339
Pacific Rim Emerging Markets                 29           88           149          316
Telecommunications                           31           94           159          335
Science & Technology                         30           91           155          326
International Small Cap                      34          103           174          363
Health Sciences                              31           94           159          335
Aggressive Growth                            29           89           151          319
Emerging Small Company                       29           90           153          322
Small Company Blend                          30           92           157          331
Dynamic Growth                               29           89           151          319
Mid Cap Growth                               31           95           162          339
Mid Cap Opportunities                        31           94           159          335
Mid Cap Stock                                28           87           148          313
All Cap Growth                               28           87           148          313
Financial Services                           29           88           150          317

TRUST PORTFOLIO                            1 YEAR       3 YEAR       5 YEAR       10 YEAR
---------------                            ------       ------       ------       -------
Overseas                                     30           91           155          327
International Stock                          31           94           159          335
International Value                          30           92           157          330
Capital Appreciation                         32           99           167          350
Strategic Opportunities(A)                   27           84           143          303
Quantitative Mid Cap                         27           83           141          300
Global Equity                                29           87           149          315
Strategic Growth                             29           87           149          315
Growth                                       27           84           143          303
Large Cap Growth                             28           85           145          307
All Cap Value                                29           89           152          321
Capital Opportunities                        29           89           151          319
Quantitative Equity                          26           79           136          289
Blue Chip Growth                             27           84           143          304
Utilities                                    30           92           156          329
Real Estate Securities                       27           83           141          299
Small Company Value                          31           94           160          336
Mid Cap Value                                29           90           153          323
Value                                        27           83           141          299
Tactical Allocation                          32           97           164          344
Fundamental Value                            29           89           152          320
Growth & Income                              26           81           138          292
U.S. Large Cap Value                         28           85           144          306
Equity-Income                                27           84           143          304
Income & Value                               27           83           141          299
Balanced                                     26           80           136          290
High Yield                                   27           82           140          297
Strategic Bond                               27           83           141          300
Global Bond                                  28           87           148          313
Total Return                                 27           82           140          297
Investment Quality Bond                      26           79           135          287
Diversified Bond                             26           81           139          294
U.S. Government Securities                   26           78           134          286
Money Market                                 24           73           125          268
Small Cap Index                              24           75           128          274
International Index                          24           75           128          274
Mid Cap Index                                24           75           128          274
Total Stock Market Index                     24           75           128          274
500 Index                                    24           73           126          269
Lifestyle Aggressive 1000                    30           90           154          324
Lifestyle Growth 820                         29           88           150          316
Lifestyle Balanced 640                       28           85           145          308
Lifestyle Moderate 460                       27           83           142          302
Lifestyle Conservative 280                   27           82           141          299



(A)  Formerly, the Mid Cap Blend Trust



        For purposes of presenting the foregoing Examples, we have made certain assumptions. We have assumed that, where applicable, the maximum deferred sales load is deducted, that there are no transfers or other transactions and that the "Other Expenses" line item under "Trust Annual Expenses" will remain the same (including any voluntary expense reimbursement continuing in effect). Those assumptions, (each of which is mandated by the SEC in an attempt to provide prospective contract owners with standardized data with which to compare various annuity contracts) do not take into account certain features of the contract and prospective changes in the size of the Trust which may operate to change the expenses borne by contract owners. CONSEQUENTLY, THE AMOUNTS LISTED IN THE EXAMPLES ABOVE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES AND ACTUAL EXPENSES BORNE BY CONTRACT OWNERS MAY BE GREATER OR LESSER THAN THOSE SHOWN.

        In addition, for purposes of calculating the values in the above Example, we have translated the $30 annual administration charge listed under "Annual Contract Fee" to a 0.050% annual asset charge based on the $60,000 approximate average size. So translated, such charge would be higher for smaller contracts and lower for larger contracts.

A TABLE OF ACCUMULATION UNIT VALUES RELATING TO THE CONTRACT IS INCLUDED IN APPENDIX B TO THIS PROSPECTUS.

LOCATION OF FINANCIAL STATEMENTS OF REGISTRANT AND DEPOSITOR

        Our financial statements and those of the Variable Account may be found in the Statement of Additional Information.

GENERAL INFORMATION ABOUT US, THE VARIABLE ACCOUNT AND THE TRUST

We are an indirect subsidiary of MFC.

THE MANUFACTURERS LIFE INSURANCE COMPANY OF NEW YORK

        We are a stock life insurance company organized under the laws of New York on February 10, 1992. Our principal office is located at 100 Summit Lake Drive, Valhalla New York 10595.

        We are a wholly-owned subsidiary of The Manufacturers Life Insurance Company of North America ("MANULIFE NORTH AMERICA"), a stock life insurance company organized under the laws of Delaware in 1979 with its principal office located at 500 Boylston Street, Boston, Massachusetts 02116. Manulife North America's principal business is offering a variable annuity contract, similar to that offered by us in New York, in 48 other states and the District of Columbia.

        Our ultimate parent is Manulife Financial Corporation ("MFC"), a publicly traded company, based in Toronto, Canada. MFC is the holding company of The Manufacturers Life Insurance Company and its subsidiaries, collectively known as MANULIFE FINANCIAL.

        The Manufacturers Life Insurance Company of New York's financial ratings are as follows:

        A++ A.M. Best
        Superior in financial strength; 1st category of 15


        AA Fitch
        Highest in insurer financial strength; 1st category of 2


        AA+ Standard & Poor's
        Very strong in financial strength; 2nd category of 21

These ratings, which are current as of the date of this prospectus and are subject to change, are assigned as a measure of The Manufacturers Life Insurance Company of New York's ability to honor the death benefit, fixed account guarantees and life annuitization guarantees but not specifically to its products, the performance (return) of these products, the value of any investment in these products upon withdrawal or to individual securities held in any portfolio.

The Variable Account is one of our separate accounts that invests the contract values you allocate to it in the Trust portfolio(s) you select.

THE VARIABLE ACCOUNT

        We established the Variable Account on March 4, 1992 as a separate account under the laws of New York. The income, gains and losses, whether or not realized, from assets of the Variable Account are credited to or charged against the Variable Account without regard to our other income, gains or losses. Nevertheless, all obligations arising under the contracts are our general corporate obligations. Assets of the Variable Account may not be charged with liabilities arising out of any of our other business.

        The Variable Account is registered with the SEC under the Investment Company Act of 1940, as amended (the "1940 Act"), as a unit investment trust. A unit investment trust is a type of investment company which invests its assets in specified securities, such as the shares of one or more investment companies. Registration under the 1940 Act does not involve supervision by the SEC of the management or investment policies or practices of the Variable Account. If we determine that it would be in the best interests of persons having voting rights under the contracts, the Variable Account may be operated as a management company under the 1940 Act or it may be deregistered if 1940 Act registration were no longer required.


        The Variable Account currently has fifty-nine sub-accounts. We reserve the right, subject to prior approval of the New York Superintendent of Insurance and compliance with applicable law, to add other sub-accounts, eliminate existing sub-accounts, combine sub-accounts or transfer assets in one sub-account to another sub-account that we, or an affiliated company, may establish.


The Trust is a mutual fund in which the Variable Account invests.

THE TRUST


        The assets of each sub-account of the Variable Account are invested in shares of a corresponding investment portfolio of the Trust. The Trust is registered under the 1940 Act as an open-end management investment company. Each of the portfolios is diversified for purposes of the 1940 Act, except for the Dynamic Growth Trust, Global Bond Trust, Utilities, Health Sciences and the five Lifestyle Trusts which are non-diversified. The Trust receives investment advisory services from Manufacturers Securities Services, LLC ("MSS").



        The Trust currently has twenty-five subadvisers who manage all of the portfolios, one of which subadvisers is Manufacturers Adviser Corporation ("MAC"). Both MSS and MAC are affiliates of ours.



        SUBADVISER                                          PORTFOLIO
        ----------                                          ---------
        A I M Capital Management, Inc.                      All Cap Growth Trust
                                                            Aggressive Growth Trust

        Capital Guardian Trust Company                      Small Company Blend Trust
                                                            U.S. Large Cap Value Trust
                                                            Income & Value Trust
                                                            Diversified Bond Trust

        Cohen & Steers Capital Management, Inc.             Real Estate Securities Trust

        Davis Select Advisers, L.P.                         Financial Services Trust
                                                            Fundamental Value Trust

        The Dreyfus Corporation                             All Cap Value Trust

        Fidelity Management & Research Company              Strategic Opportunities Trust(A)
                                                            Large Cap Growth Trust
                                                            Overseas Trust

        Founders Asset Management LLC                       International Small Cap Trust
                                                            Balanced Trust(C)

        Franklin Advisers, Inc.                             Emerging Small Company Trust

        INVESCO Funds Group, Inc.                           Telecommunications Trust
                                                            Mid Cap Growth Trust

        Janus Capital Corporation                           Dynamic Growth Trust

        Jennison Associates LLC                             Capital Appreciation Trust

        Lord, Abbett & Co.                                  Mid Cap Value Trust

        Manufacturers Adviser Corporation                   Pacific Rim Emerging Markets Trust
                                                            Quantitative Equity Trust

                                                            Quantitative Mid Cap Trust
                                                            Money Market Trust
                                                            Index Trusts
                                                            Lifestyle Trusts(B)
                                                            Balanced Trust(C)

        Massachusetts Financial Services Company            Strategic Growth Trust
                                                            Capital Opportunities Trust
                                                            Utilities Trust

        Miller Anderson & Sherrerd, LLP                     Value Trust
                                                            High Yield Trust

        Brinson Advisors, Inc.                              Tactical Allocation Trust
        (formerly, Mitchell Hutchins Asset
        Management Inc.)

        Munder Capital Management                           Internet Technologies Trust

        Pacific Investment Management Company               Global Bond Trust
                                                            Total Return Trust

        Putnam Investment Management, L.L.C.                Mid Cap Opportunities Trust
                                                            Global Equity Trust

        Salomon Brothers Asset Management Inc               U.S. Government Securities Trust
                                                            Strategic Bond Trust

        SSgA Funds Management, Inc.                         Growth Trust
                                                            Lifestyle Trusts(B)

        T. Rowe Price Associates, Inc.                      Science & Technology Trust
                                                            Small Company Value Trust
                                                            Health Sciences Trust
                                                            Blue Chip Growth Trust
                                                            Equity-Income Trust

        T. Rowe Price International, Inc.                   International Stock Trust

        Templeton Investment Counsel, Inc.                  International Value Trust

        Wellington Management Company, LLP                  Growth & Income Trust
                                                            Investment Quality Bond Trust
                                                            Mid Cap Stock Trust


        -----------------


        (A)  Formerly, the Mid Cap Blend Trust.



        (B) SSgA Funds Management, Inc. provides subadvisory consulting services to Manufacturers Adviser Corporation regarding management of the Lifestyle Trusts.



        (C) A shareholders meeting has been scheduled for May 4, 2001 to approve Manufacturers Adviser Corporation as the new subadviser to the Balanced Trust. If this change is approved by shareholders, it will be effective immediately.


        The following is a brief description of each portfolio:


The INTERNET TECHNOLOGIES TRUST seeks long-term capital appreciation by investing the portfolio's assets primarily in companies engaged in Internet-related business (such businesses also include Intranet-related businesses).


The PACIFIC RIM EMERGING MARKETS TRUST seeks long-term growth of capital by investing in a diversified portfolio that is comprised primarily of common stocks and equity-related securities of corporations domiciled in countries in the Pacific Rim region.

The TELECOMMUNICATIONS TRUST seeks capital appreciation (with earning income as a secondary objective) by investing, under normal market conditions, primarily in equity securities of companies engaged in the telecommunications sector, that is, in the design, development, manufacture, distribution or sale of communications services and equipment and companies that are involved in supplying equipment or services to such companies.



The SCIENCE & TECHNOLOGY TRUST seeks long-term growth of capital by investing at least 65% of the portfolio's total assets in common stocks of companies expected to benefit from the development, advancement, and use of science and technology. Current income is incidental to the portfolio's objective.



The INTERNATIONAL SMALL CAP TRUST seeks capital appreciation by investing primarily in securities issued by foreign companies which have total market capitalization or annual revenues of $1 billion or less. These securities may represent companies in both established and emerging economies throughout the world.



The HEALTH SCIENCES TRUST seeks long-term capital appreciation by investing, under normal market conditions, at least 65% of the portfolio's total assets in common stocks of companies engaged in the research, development, production, or distribution of products or services related to health care, medicine, or the life sciences (collectively termed "health sciences").


The AGGRESSIVE GROWTH TRUST seeks long-term capital appreciation by investing the portfolio's asset principally in common stocks, convertible bonds, convertible preferred stocks and warrants of companies which in the opinion of the subadviser are expected to achieve earnings growth over time at a rate in excess of 15% per year. Many of these companies are in the small and medium-sized category.

The EMERGING SMALL COMPANY TRUST seeks long-term growth of capital by investing, under normal market conditions, at least 65% of the portfolio's total assets in common stock equity securities of companies with market capitalizations that approximately match the range of capitalization of the Russell 2000 Index ("small cap stocks") at the time of purchase.

The SMALL COMPANY BLEND TRUST seeks long-term growth of capital and income by investing the portfolio's assets, under normal market conditions, primarily in equity and equity-related securities of companies with market capitalizations that approximately match the range of capitalization of the Russell 2000 Index at the time of purchase.

The DYNAMIC GROWTH TRUST seeks long-term growth of capital by investing the portfolio's assets primarily in equity securities selected for their growth potential. Normally at least 50% of its equity assets are invested in medium-sized companies.


The MID CAP GROWTH TRUST seeks capital appreciation by investing primarily in common stocks of mid-sized companies - those with market capitalizations between $2 billion and $15 billion at the time of purchase.



The MID CAP OPPORTUNITIES TRUST seeks capital appreciation by investing, under normal market conditions, primarily in common stocks and other equity securities of U.S. companies, with a focus on growth stocks of mid size companies.


The MID CAP STOCK TRUST seeks long-term growth of capital by investing primarily in equity securities with significant capital appreciation potential, with emphasis on medium-sized companies.


The ALL CAP GROWTH TRUST seeks long-term capital appreciation by investing the portfolio's assets, under normal market conditions, principally in common stocks of companies that are likely to benefit from new or innovative products, services or processes, as well as those that have experienced above average, long-term growth in earnings and have excellent prospects for future growth.



The FINANCIAL SERVICES TRUST seeks growth of capital by investing primarily in common stocks of financial companies. During normal market conditions, at least 65% of the portfolio's assets are invested in companies that are principally engaged in financial services. A company is

"principally engaged" in financial services if it owns financial services-related assets constituting at least 50% of the value of its total assets, or if at least 50% of its revenues are derived from its provision of financial services.


The OVERSEAS TRUST seeks growth of capital by investing, under normal market conditions, at least 65% of the portfolio's assets in foreign securities (including American Depositary Receipts (ADRs) and European Depositary Receipts
(EDRs)). The portfolio expects to invest primarily in equity securities.

The INTERNATIONAL STOCK TRUST seeks long-term growth of capital by investing primarily in common stocks of established, non-U.S. companies.


The INTERNATIONAL VALUE TRUST seeks long-term growth of capital by investing, under normal market conditions, primarily in equity securities of companies located outside the U.S., including emerging markets.



The CAPITAL APPRECIATION TRUST seeks long-term capital growth by investing at least 65% of its total assets in equity-related securities of companies that exceed $1 billion in market capitalization and that the subadviser believes have above-average growth prospectus. These companies are generally medium-to-large capitalization companies.


The STRATEGIC OPPORTUNITIES TRUST (formerly, the Mid Cap Blend Trust) seeks growth of capital by investing primarily in common stocks of U.S. issuers and securities convertible into or carrying the right to buy common stocks.


The QUANTITATIVE MID CAP TRUST seeks long-term growth of capital by investing, under normal market conditions, at least 65% of the portfolio's total assets in U.S. mid-cap stocks, convertible preferred stocks, convertible bonds and warrants.



The GLOBAL EQUITY TRUST seeks long-term capital appreciation by investing, under normal market conditions, at least 65% of the portfolio's total assets in equity securities of companies in at least three different countries, including the U.S. The portfolio may invest in companies of any size but emphasizes mid- and large-capitalization companies that are undervalued.



The STRATEGIC GROWTH TRUST seeks capital appreciation by investing, under normal market conditions, at least 65% of the portfolio's total assets in common stocks and related securities (such as preferred stocks, bonds, warrants or rights convertible into stock and depositary receipts for these securities) of companies which the subadviser believes offer superior prospects for growth.


The GROWTH TRUST seeks long-term growth of capital by investing primarily in large capitalization growth securities (market capitalizations of approximately $1 billion or greater).

The LARGE CAP GROWTH TRUST seeks long-term growth of capital by investing, under normal market conditions, at least 65% of the portfolio's assets in equity securities of companies with large market capitalizations.


The ALL CAP VALUE TRUST seeks capital appreciation by investing, under normal market conditions, at least 65% of the portfolio's total assets in the stocks of value companies of any size.



The CAPITAL OPPORTUNITIES TRUST seeks capital appreciation by investing, under normal market conditions, at least 65% of the portfolio's total assets in common stocks and related securities, such as preferred stock, convertible securities and depositary receipts. The portfolio focuses on companies which the subadviser believes have favorable growth prospects and attractive valuations based on current and expected earnings or cash flow.


The QUANTITATIVE EQUITY TRUST seeks to achieve intermediate and long-term growth through capital appreciation and current income by investing in common stocks and other equity securities of well established companies with promising prospects for providing an above average rate of return.


The BLUE CHIP GROWTH TRUST seeks to achieve long-term growth of capital (current income is a secondary objective) by investing at least 65% of the portfolio's total assets in the common stocks of large and medium-sized blue chip companies. Many of the stocks in the portfolio are expected to pay dividends.



The UTILITIES TRUST seeks capital growth and current income (income above that available from a portfolio invested entirely in equity securities) by investing, under normal market conditions, at least 65% of the portfolio's total assets in equity and debt securities of domestic and foreign companies in the utilities industry.



The REAL ESTATE SECURITIES TRUST seeks to achieve a combination of long-term capital appreciation and current income by investing, under normal market conditions, substantially (at least 65% of total assets) in equity securities of real estate companies, such as real estate investment trusts ("REITs").



The SMALL COMPANY VALUE TRUST seeks long-term growth of capital by investing, under normal market conditions, primarily in small companies whose common stocks are believed to be undervalued. Normally, the portfolio will invest at least 65% of its total assets in companies with a market capitalization that do not exceed the maximum market capitalization of any security in the Russell 2000 Index at the time of purchase.



The MID CAP VALUE TRUST seeks capital appreciation by investing, under normal market conditions, at least 65% of the portfolios total assets in equity securities which the subadviser believes to be undervalued in the marketplace. Normally, at least 65% of the portfolio's total assets will consist of investments in mid-sized companies, with market capitalizations of roughly $500 million to $10 billion.


The VALUE TRUST seeks to realize an above-average total return over a market cycle of three to five years, consistent with reasonable risk, by investing primarily in common and preferred stocks, convertible securities, rights and warrants to purchase common stocks, ADRs and other equity securities of companies with equity capitalizations usually greater than $300 million.

The TACTICAL ALLOCATION TRUST seeks total return, consisting of long-term capital appreciation and current income, by allocating the portfolio's assets between (i) a stock portion that is designed to track the performance of the S&P 500 Composite Stock Price Index, and (ii) a fixed income portion that consists of either five-year U.S. Treasury notes or U.S. Treasury bills with remaining maturities of 30 days.


The FUNDAMENTAL VALUE TRUST seeks growth of capital by investing, under normal market conditions, primarily in common stocks of U.S. companies with market capitalizations of at least $5 billion that the subadviser believes are undervalued. The portfolio may also invest in U.S. companies with smaller capitalizations.


The GROWTH & INCOME TRUST seeks long-term growth of capital and income, consistent with prudent investment risk, by investing primarily in a diversified portfolio of common stocks of U.S. issuers which the subadviser believes are of high quality.

The U.S. LARGE CAP VALUE TRUST seeks long-term growth of capital and income by investing the portfolio's assets, under normal market conditions, primarily in equity and equity-related securities of companies with market capitalization greater than $500 million.

The EQUITY-INCOME TRUST seeks to provide substantial dividend income and also long-term capital appreciation by investing primarily in dividend-paying common stocks, particularly of established companies with favorable prospects for both increasing dividends and capital appreciation.


The INCOME & VALUE TRUST seeks the balanced accomplishment of (a) conservation of principal and (b) long-term growth of capital and income by investing the portfolio's assets in both equity and fixed-income securities. The subadviser has full discretion to determine the allocation between equity and fixed income securities.



The BALANCED TRUST seeks current income and capital appreciation by investing the portfolio's assets in a balanced portfolio of (i) equity securities and (ii) fixed income securities.

The HIGH YIELD TRUST seeks to realize an above-average total return over a market cycle of three to five years, consistent with reasonable risk, by investing primarily in high yield debt securities, including corporate bonds and other fixed-income securities.

The STRATEGIC BOND TRUST seeks a high level of total return consistent with preservation of capital by giving its subadviser broad discretion to deploy the portfolio's assets among certain segments of the fixed income market as the subadviser believes will best contribute to achievement of the portfolio's investment objective.

The GLOBAL BOND TRUST seeks to realize maximum total return, consistent with preservation of capital and prudent investment management by investing the portfolio's asset primarily in fixed income securities denominated in major foreign currencies, baskets of foreign currencies (such as the ECU), and the U.S. dollar.


The TOTAL RETURN TRUST seeks to realize maximum total return, consistent with preservation of capital and prudent investment management by investing, under normal market conditions, at least 65% of the portfolio's assets in a diversified portfolio of fixed income securities of varying maturities. The average portfolio duration will normally vary within a three- to six-year time frame based on the subadviser's forecast for interest rates.


The INVESTMENT QUALITY BOND TRUST seeks a high level of current income consistent with the maintenance of principal and liquidity, by investing primarily in a diversified portfolio of investment grade corporate bonds and U.S. Government bonds with intermediate to longer term maturities. The portfolio may also invest up to 20% of its assets in non-investment grade fixed income securities.


The DIVERSIFIED BOND TRUST seeks high total return consistent with the conservation of capital by investing at least 75% of the portfolio's assets in fixed income securities.


The U.S. GOVERNMENT SECURITIES TRUST seeks a high level of current income consistent with preservation of capital and maintenance of liquidity, by investing in debt obligations and mortgage-backed securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities and derivative securities such as collateralized mortgage obligations backed by such securities.


The MONEY MARKET TRUST seeks maximum current income consistent with preservation of principal and liquidity by investing in high quality money market instruments with maturities of 397 days or less issued primarily by U. S. entities.


The SMALL CAP INDEX TRUST seeks to approximate the aggregate total return of a small cap U.S. domestic equity market index by attempting to track the performance of the Russell 2000 Index.*

The INTERNATIONAL INDEX TRUST seeks to approximate the aggregate total return of a foreign equity market index by attempting to track the performance of the Morgan Stanley European Australian Far East Free Index (the "MSCI EAFE Index").*

The MID CAP INDEX TRUST seeks to approximate the aggregate total return of a mid cap U.S. domestic equity market index by attempting to track the performance of the S&P Mid Cap 400 Index.*

The TOTAL STOCK MARKET INDEX seeks to approximate the aggregate total return of a broad U.S. domestic equity market index by attempting to track the performance of the Wilshire 5000 Equity Index.*

The 500 INDEX TRUST seeks to approximate the aggregate total return of a broad U.S. domestic equity market index by attempting to track the performance of the S&P 500 Composite Stock Price Index.*

The LIFESTYLE AGGRESSIVE 1000 TRUST seeks to provide long-term growth of capital (current income is not a consideration) by investing 100% of the Lifestyle Trust's assets in other portfolios of the Trust ("Underlying Portfolios") which invest primarily in equity securities.

The LIFESTYLE GROWTH 820 TRUST seeks to provide long-term growth of capital with consideration also given to current income by investing approximately 20% of the Lifestyle Trust's assets in Underlying Portfolios which invest primarily in fixed income securities and approximately 80% of its assets in Underlying Portfolios which invest primarily in equity securities.

The LIFESTYLE BALANCED 640 TRUST seeks to provide a balance between a high level of current income and growth of capital with a greater emphasis given to capital growth by investing approximately 40% of the Lifestyle Trust's assets in Underlying Portfolios which invest primarily in fixed income securities and approximately 60% of its assets in Underlying Portfolios which invest primarily in equity securities.

The LIFESTYLE MODERATE 460 TRUST seeks to provide a balance between a high level of current income and growth of capital with a greater emphasis given to current income by investing approximately 60% of the Lifestyle Trust's assets in Underlying Portfolios which invest primarily in fixed income securities and approximately 40% of its assets in Underlying Portfolios which invest primarily in equity securities.

The LIFESTYLE CONSERVATIVE 280 TRUST seeks to provide a high level of current income with some consideration also given to growth of capital by investing approximately 80% of the Lifestyle Trust's assets in Underlying Portfolios which invest primarily in fixed income securities and approximately 20% of its assets in Underlying Portfolios which invest primarily in equity securities.

        *"Standard & Poor's(R)," "S&P 500(R)," "Standard & Poor's 500(R)," and "Standard & Poor's 400(R)"are trademarks of The McGraw-Hill Companies, Inc. "Russell 2000(R)" is a trademark of Frank Russell Company. "Wilshire 5000(R)" is a trademark of Wilshire Associates. "Morgan Stanley European Australian Far East Free" and "EAFE(R)" are trademarks of Morgan Stanley & Co. Incorporated. None of the Index Trusts are sponsored, endorsed, managed, advised, sold or promoted by any of these companies, and none of these companies make any representation regarding the advisability of investing in the Trust.

        A full description of the Trust, including the investment objectives, policies and restrictions of, and the risks relating to investments in, each portfolio is contained in the Trust's Prospectus which we provided you along with this Prospectus. The Trust prospectus should be read carefully before allocating purchase payments to a sub-account.

        If the shares of a Trust portfolio are no longer available for investment or in our judgment investment in a Trust portfolio becomes inappropriate, we may eliminate the shares of a portfolio and substitute shares of another portfolio of the Trust or another open-end registered investment company. Substitution may be made with respect to both existing investments and the investment of future purchase payments. However, we will make no such substitution without first notifying you and obtaining approval of the New York Superintendent of Insurance and the SEC (to the extent required by the 1940
Act).

You instruct us how to vote Trust shares.

        We will vote shares of the Trust portfolios held in the Variable Account at the Trust's shareholder meetings according to voting instructions received from the persons having the voting interest under the contracts. We will determine the number of portfolio shares for which voting instructions may be given not more than 90 days prior to the meeting. Trust proxy material will be distributed to each person having the voting interest under the contract together with appropriate forms for giving voting instructions. We will vote all portfolio shares that we hold (including our own shares and those we hold in the Variable Account for contract owners) in proportion to the instructions so received.

        During the accumulation period, the contract owner has the voting interest under a contract. During the pay-out period, the annuitant has the voting interest under a contract. We reserve the right to make any changes in the voting rights described above that may be permitted by the federal securities laws, regulations or interpretations thereof. For further information on voting interest under the contract see "Voting Interest" in this prospectus.

                           DESCRIPTION OF THE CONTRACT

Initial purchase payments usually must be at least $5,000, subsequent ones at least $30. Total payments of more than $1 million require our approval.


ACCUMULATION PERIOD PROVISIONS

PURCHASE PAYMENTS


        Your purchase payments are made to us at our Annuity Service Office. The minimum initial purchase payment is $5,000 for Non-Qualified contracts and $2,000 for Qualified contracts. However, if the optional payment enhancement is elected, the minimum initial purchase payment is $10,000. Subsequent purchase payments must be at least $30. Purchase payments may be made at any time. We may provide for purchase payments to be automatically withdrawn from your bank account on a periodic basis. If a purchase payment would cause your contract value to exceed $1,000,000 or your contract value already exceeds $1,000,000, you must obtain our approval in order to make the payment.


        If permitted by state law, we may cancel a contract at the end of any two consecutive contract years in which no purchase payments have been made, if both:

          - the total purchase payments made over the life of the contract, less any withdrawals, are less than $2,000; and

          - the contract value at the end of such three-year period is less than $2,000.

If we cancel your contract, we will pay you the contract value computed as of the valuation period during which the cancellation occurs, minus the amount of any outstanding loan and minus the annual $30 administration fee. The amount paid will be treated as a withdrawal for federal tax purposes and thus may be subject to income tax and to a 10% penalty tax (see "FEDERAL TAX MATTERS").

        Purchase payments are allocated among the investment options in accordance with the percentages you designate. You may change the allocation of subsequent purchase payments at any time by notifying us in writing.

        In addition, you have the option to participate in our Guarantee Plus Program. Under the Guarantee Plus Program the initial purchase payment is split between the fixed and variable investment options. The percentage of the initial purchase payment allocated to a fixed account will assure that the fixed account allocation will have grown to an amount at least equal to the total initial purchase payment at the end of the guaranteed period. The percentage depends upon the current investment rate of the fixed investment option. The balance of the initial purchase payment is allocated among the variable investment options as selected in the contract. You may obtain full information concerning the Guarantee Plus Program and its restrictions from your securities dealer or our Annuity Service Office. See Appendix D for information on purchase payments applicable to Ven 9 contracts.


New Contracts May Be Issued with an Optional Payment Enhancement if the contract owner elects this feature.




OPTIONAL PAYMENT ENHANCEMENT



        New contracts may be issued with an Optional Payment Enhancement if the contract owner elects this optional feature. The Optional Payment Enhancement may only be elected at issue and once elected is irrevocable. The minimum initial purchase payment required to elect the Optional Payment Enhancement is $10,000. An additional fee is imposed for the Optional Payment Enhancement and contracts with this feature will be subject to a higher withdrawal charge for a longer period of time.



        If you elect the Optional Payment Enhancement, we will add a payment enhancement to your contract when you make a purchase payment. The payment enhancement is equal to 4% of the purchase payment and is allocated among investment options in the same proportion as your purchase payment. The payment enhancement is funded from our general account.



        Purchase Payments Which Are Not Eligible for a Payment Enhancement. If the owner's spouse is the beneficiary, the spouse continues the contract as the new owner and a death benefit is paid upon the death of the spouse. For purposes of calculating this death benefit, the death benefit paid upon the first owner's death will be treated as a purchase payment to the contract. Such purchase payment will not be eligible for a payment enhancement.

        Right to Review Contract. If you exercise your right to return your contract during the "ten day right to review period," we will reduce the amount returned to you by the amount of any payment enhancement applied to your initial purchase payment. Therefore, you bear the risk that if the market value of the payment enhancement has declined, we will still recover the full amount of the payment enhancement. However, earnings attributable to the payment enhancement will not be deducted from the amount paid to you. When the contract is issued as an individual retirement annuity under Sections 408 or 408A of the Code, during the first 7 days of the 10 day period, we will return the purchase payments if this is greater then the amount otherwise payable.



        Tax Considerations. Payment enhancements are not considered to be "investment in the contract" for income tax purposes (see "FEDERAL TAX MATTERS").



        Matters to Consider Prior to Electing the Optional Payment Enhancement. There may be circumstances where you may be worse off for having purchased a contract with a payment enhancement as opposed to a contract without a payment enhancement. For example, the higher charges assessed for a contract with a payment enhancement may over time exceed the amount of the payment enhancement and any earnings thereon. We issue a variety of variable annuities designed to meet different retirement planning goals. Other variable annuities issued by us have no payment enhancement. In addition, the contract described in this prospectus may be purchased without a payment enhancement. Contracts with no payment enhancements have withdrawal charges and asset based charges that may for certain contracts be lower than the charges for this contract. You and your financial consultant should decide if you may be better off with one of our other variable annuities. In making this determination, you and your financial consultant should consider the following factors:



        -       The length of time that you plan to own your contract



        -       The frequency, amount and timing of any partial earnings



        -       The amount of your purchase payments



Choosing the Optional Payment Enhancement is generally advantageous except in the following situation: if you intend to make a single payment to your contract or a high initial payment relative to renewal payments and you intend to hold your contract for more than 11 years.



        We expect to make a profit from the contracts. The charges used to recoup the expense of paying the payment enhancement include the withdrawal charge and the asset based charges. (see "Charges and Deductions")



        If you are considering purchasing a contract in connection with certain qualified plans, then special considerations regarding the payment enhancement may apply. Corporate and self-employed pension and profit sharing plans, as well as tax-sheltered annuity plans, are subject to nondiscrimination rules. The nondiscrimination rules generally require that benefits, rights, or features of the plan not discriminate in favor of highly compensated employees. In evaluating whether the contract is suitable for purchase in connection with such a qualified plan, you should consider the effect of the payment enhancement on the plan's compliance with the applicable nondiscrimination requirements. Violation of these nondiscrimination rules can cause loss of the plan's tax favored status under the Internal Revenue Code of 1986, as amended (the "Code"). Employers intending to use the contract in connection with such plans should seek competent advice. (See Appendix E - "QUALIFIED PLAN TYPES").



ADDITIONAL CHARGES FOR THE OPTIONAL PAYMENT ENHANCEMENT



        If the Optional Payment Enhancement is elected, the separate account annual expenses are increased by 0.35% to 1.75%. In addition, each purchase payment will be subject to a higher withdrawal charge for a longer period of time. The maximum withdrawal charge if the Optional Payment Enhancement is elected is 8% (as opposed to 6% with no payment enhancement) and the withdrawal charge period is 7 years if the Optional Payment Enhancement is elected (as opposed to 6 years with no payment enhancement). See "Summary - Charges and Deductions."

The value of an investment account is measured in "accumulation units," which vary in value with the performance of the underlying Trust portfolio.


ACCUMULATION UNITS

        During the accumulation period, we will establish an "INVESTMENT ACCOUNT" for you for each Variable Account investment option to which you allocate a portion of your contract value. Amounts are credited to those investment accounts in the form of "ACCUMULATION units" (units of measure used to calculate the value of the variable portion of your contract during the accumulation period). The number of accumulation units to be credited to each investment account is determined by dividing the amount allocated to that investment account by the value of an accumulation unit for that investment account next computed after the purchase payment is received at our Annuity Service Office complete with all necessary information or, in the case of the first purchase payment, pursuant to the procedures described below.

        Initial purchase payments received by mail will usually be credited on the business day (any date on which the New York Stock Exchange is open and the net asset value of a Trust portfolio is determined) on which they are received at our Annuity Service Office, and in any event not later than two business days after our receipt of all information necessary for issuing the contract. You will be informed of any deficiencies preventing processing if your contract cannot be issued. If the deficiencies are not remedied within five business days after receipt, your purchase payment will be returned promptly, unless you specifically consent to our retaining your purchase payment until all necessary information is received. Initial purchase payments received by wire transfer from broker-dealers will be credited on the business day received by us if the broker-dealers have made special arrangements with us.

VALUE OF ACCUMULATION UNITS

        The value of your accumulation units will vary from one business day to the next depending upon the investment results of the investment options you select. The value of an accumulation unit for each sub-account was arbitrarily set at $10 or $12.50 for the first business day under other contracts which we or an affiliate of ours have issued. The value of an accumulation unit for any subsequent business day is determined by multiplying the value of an accumulation unit for the immediately preceding business day by the net investment factor for that sub-account (described below) for the business day for which the value is being determined. Accumulation units will be valued at the end of each business day. A business day is deemed to end at the time of the determination of the net asset value of the Trust shares.

NET INVESTMENT FACTOR

        The net investment factor is an index used to measure the investment performance of a sub-account from one business day to the next (the "VALUATION PERIOD"). The net investment factor may be greater than, less than or equal to one; therefore, the value of an accumulation unit may increase, decrease or remain the same. The net investment factor for each sub-account for any valuation period is determined by dividing (a) by (b) and subtracting (c) from the result:

        -       Where (a) is:

                - the net asset value per share of a portfolio share held in the sub-account determined at the end of the current valuation period, plus

                - the per share amount of any dividend or capital gain distributions made by the portfolio on shares held in the sub-account if the "ex-dividend" date occurs during the current valuation period.

        - Where (b) is the net asset value per share of a portfolio share held in the sub-account determined as of the end of the immediately preceding valuation period.


        - Where (c) is a factor representing the charges deducted from the sub-account on a daily basis for administrative expenses and mortality and expense risks. That factor is equal on an annual basis to 1.40% (0.15% for administrative expenses and 1.25% for mortality and expense risks) assuming the optional payment enhancement is not elected (or, if the Optional Payment Enhancement has been elected, 1.75% (0.35% for annual step death benefit fee).

Amounts invested may be transferred among investment options.


TRANSFERS AMONG INVESTMENT OPTIONS

        During the accumulation period, you may transfer amounts among the variable account investment options and from such investment options to the fixed account investment options at any time upon written notice to us. Accumulation units will be canceled from the investment account from which you transfer amounts transferred and credited to the investment account to which you transfer amounts. Your contract value on the date of the transfer will not be affected by a transfer. You must transfer at least $300 or, if less, the entire value of the investment account. If after the transfer the amount remaining in the investment account is less than $100, then we will transfer the entire amount instead of the requested amount. We reserve the right to limit, upon notice, the maximum number of transfers you may make to one per month or six at any time within a contract year. In addition, we reserve the right to defer a transfer at any time we are unable to purchase or redeem shares of the Trust portfolios. We also reserve the right to modify or terminate the transfer privilege at any time (to the extent permitted by applicable law).

        Currently, we do not impose a charge for transfer requests. The first twelve transfers in a contract year are without any transfer charge. For each additional transfer in a contract year, we do not currently assess a charge but reserve the right (to the extent permitted by your contract) to assess a reasonable charge to reimburse us for the expenses of processing transfers.

        Where permitted by law, we may accept your authorization for a third party to make transfers for you, subject to our rules. However, the contract is not designed for professional market timing organizations or other entities or persons engaging in programmed, frequent or large exchanges (collectively, "market timers") to speculate on short-term movements in the market since such activity may be disruptive to the Trust portfolios and increase their transaction costs. Therefore, in order to prevent excessive use of the exchange privilege, we reserve the right to (a) reject or restrict any specific purchase and exchange requests and (b) impose specific limitations with respect to market timers, including restricting exchanges by market timers to certain variable investment options (transfers by market timers into or out of fixed investment options is not permitted).

MAXIMUM NUMBER OF INVESTMENT OPTIONS

        Upon issuance of the contract, purchase payments may be allocated among up to seventeen of the available investment options (including all fixed account investment options). After the contract is issued, there is no limit on the number of investment options to which you may allocate purchase payments.

TELEPHONE TRANSACTIONS

        Any person who can furnish proper account identification is permitted to request transfers by telephone. The telephone transaction privilege is made available automatically without the contract owner's election. We will not be liable for following instructions communicated by telephone that we reasonably believe to be genuine. We will employ reasonable procedures to confirm that instructions communicated by telephone are genuine and may only be liable for any losses due to unauthorized or fraudulent instructions where we fail to employ our procedures properly. Such procedures include the following: upon telephoning a request, you will be asked to provide information that verifies that it is you calling. For both your and our protection, we will tape record all conversations with you. All telephone transactions will be followed by a confirmation statement of the transaction. We reserve the right to impose new procedural requirements regarding transfer privileges.

Dollar Cost Averaging and Asset Rebalancing programs are available.

SPECIAL TRANSFER SERVICES - DOLLAR COST AVERAGING

        We administer a Dollar Cost Averaging ("DCA") program. If you enter into a DCA agreement, you may instruct us to transfer monthly a predetermined dollar amount from any sub-account or the one year fixed account investment option to other sub-accounts until the amount in the sub-account from which the transfer is made or one year fixed account investment option is exhausted. A DCA fixed account investment option may be established under the DCA program to make automatic transfers. Only purchase payments (and not existing contract values) may be allocated to the DCA fixed account investment option. If the DCA fixed account investment option is elected, the amounts allocated to this account will be credited with interest at the guaranteed interest rate in effect on the date of such allocation.

        From time to time, we may offer special DCA programs where the rate of interest credited to a fixed account investment option exceeds our actual earnings on the supporting assets, less appropriate risk and expense adjustments. In such case, any amounts credited to your account in excess of amounts earned will be recovered from the existing charges described in your contract. Your contract charges will not increase as a result of electing to participate in any special DCA program.

        The DCA program is generally suitable if you are making a substantial deposit and desire to control the risk of investing at the top of a market cycle. The DCA program allows investments to be made in equal installments over time in an effort to reduce that risk. Therefore, a lower purchase price may be achieved over the long-term by purchasing more accumulation units of a particular sub-account when the unit value is low; less when the unit value is high. However, the DCA program does not guarantee profits or prevent losses in a declining market and requires regular investment regardless of fluctuating price levels. Contract owners interested in the DCA program should consider their financial ability to continue purchases through periods of low price levels. If you are interested in the DCA program, you may elect to participate in the program on the application or by separate application. You may obtain a separate application and full information concerning the program and its restrictions from your securities dealer or our Annuity Service Office. There is no charge for participation in the DCA program.

ASSET REBALANCING PROGRAM

        We administer an Asset Rebalancing Program which enables you to specify the percentage levels you would like to maintain in particular portfolios. Your contract value will be automatically rebalanced pursuant to the schedule described below to maintain the indicated percentages by transfers among the portfolios. (Fixed account investment options are not eligible for participation in the Asset Rebalancing Program.) The entire value of the variable investment accounts must be included in the Asset Rebalancing Program. Other investment programs, such as the DCA program, or other transfers or withdrawals may not work in concert with the Asset Rebalancing Program. Therefore, you should monitor your use of these other programs and any other transfers or withdrawals while the Asset Rebalancing Program is being used. If you are interested in the Asset Rebalancing Program, you may obtain a separate application and full information concerning the program and its restrictions from your securities dealer or our Annuity Service Office. There is no charge for participation in the Asset Rebalancing Program.

        For rebalancing programs begun on or after October 1, 1996, asset rebalancing will only be permitted on the following time schedules:

        - quarterly on the 25th day of the last month of the quarter (or the next business day if the 25th is not a business day);

        - semi-annually on June 25th or December 26th (or the next business day if these dates are not business days); or

        - annually on December 26th (or the next business day if December 26th is not a business day).

Rebalancing will continue to take place on the last business day of every calendar quarter for rebalancing programs begun prior to October 1, 1996.

You may withdraw all or a portion of your contract value, but may incur withdrawal charges and tax liability as a result.

WITHDRAWALS


        During the accumulation period, you may withdraw all or a portion of your contract value upon written request (complete with all necessary information) to our Annuity Service Office. For certain qualified contracts, exercise of the withdrawal right may require the consent of the qualified plan participant's spouse under the Code. In the case of a total withdrawal, we will pay the contract value as of the date of receipt of the request at our Annuity Service Office, minus the annual $30 administration fee (if applicable), any unpaid loans (including unpaid interest) and any applicable withdrawal charge. The contract then will be canceled. In the case of a partial withdrawal, we will pay the amount requested and cancel accumulation units credited to each investment account equal in value to the amount withdrawn from that investment account plus any applicable withdrawal charge deducted from that investment account.


        When making a partial withdrawal, you should specify the investment options from which the withdrawal is to be made. The amount requested from an investment option may not exceed the value of that investment option minus any applicable withdrawal charge. If you do not specify the investment options from which a partial withdrawal is to be taken, a partial withdrawal will be taken from the variable account investment options until exhausted and then from the fixed account investment options, beginning with the shortest guarantee period and ending with the longest guarantee period. If the partial withdrawal is less than the total value in the variable account investment options, the withdrawal will be taken proportionately from all of your variable account investment options. For rules governing the order and manner of withdrawals from the fixed account investment options, see "FIXED ACCOUNT INVESTMENT OPTIONS".

        There is no limit on the frequency of partial withdrawals; however, the amount withdrawn must be at least $300 or, if less, the entire balance in the investment option. If after the withdrawal (and deduction of any withdrawal charge) the amount remaining in the investment option is less than $100, we will treat the partial withdrawal as a withdrawal of the entire amount held in the investment option. If a partial withdrawal plus any applicable withdrawal charge would reduce the contract value to less than $300, we will treat the partial withdrawal as a total withdrawal of the contract value.


        The amount of any withdrawal from the variable account investment options will be paid promptly, and in any event within seven calendar days of receipt of the request, complete with all necessary information at our Annuity Service Office. However, we reserve the right to defer the right of withdrawal or postpone payments for any period when:


        - the New York Stock Exchange is closed (other than customary weekend and holiday closings),

        -       trading on the New York Stock Exchange is restricted,

        - an emergency exists as a result of which disposal of securities held in the Variable Account is not reasonably practicable or it is not reasonably practicable to determine the value of the Variable Account's net assets, or

        - the SEC, by order, so permits for the protection of security holders; provided that applicable rules and regulations of the SEC shall govern as to whether trading is restricted or an emergency exists.

        Withdrawals from the contract may be subject to income tax and a 10% penalty tax (see "FEDERAL TAX MATTERS"). Withdrawals are permitted from contracts issued in connection with Section 403(b) qualified plans only under limited circumstances (see "APPENDIX E - QUALIFIED PLAN TYPES").

Systematic "Income Plan" withdrawals are available.

SPECIAL WITHDRAWAL SERVICES - THE INCOME PLAN

        We administer an Income Plan ("IP") which permits you to pre-authorize a periodic exercise of the contractual withdrawal rights described above. After entering into an IP agreement, you may instruct us to withdraw a level dollar amount from specified investment options on a periodic basis. The total of IP withdrawals in a contract year is limited to not more than 10% of the purchase payments made (to ensure


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
that no withdrawal or market value charge will ever apply to an IP withdrawal). If an additional withdrawal is made from a contract participating in an IP, the IP will terminate automatically and may be reinstated only on or after the next contract anniversary pursuant to a new application. The IP is not available to contracts participating in the dollar cost averaging program or for which purchase payments are being automatically deducted from a bank account on a periodic basis. IP withdrawals will be withdrawn without withdrawal and market value charges. IP withdrawals, like other withdrawals, may be subject to income tax and a 10% penalty tax. If you are interested in an IP, you may obtain a separate application and full information concerning the program and its restrictions from your securities dealer or our Annuity Service Office. The IP program is offered without charge.

If you die during the accumulation period, your beneficiary will receive a death benefit that might exceed your contract value.

DEATH BENEFIT DURING ACCUMULATION PERIOD


        IN GENERAL. The following discussion applies principally to contracts that are not issued in connection with qualified plans, i.e., "NON-QUALIFIED CONTRACTS." Tax law requirements applicable to qualified plans, including IRAs, and the tax treatment of amounts held and distributed under such plans, are quite complex. Accordingly, if your contract is to be used in connection with a qualified plan, you should seek competent legal and tax advice regarding the suitability of the contract for the situation involved and the requirements governing the distribution of benefits, including death benefits, from a contract used in the plan. In particular, if you intend to use the contract in connection with a qualified plan

        See Appendix D for information on the death benefit provisions under Ven 9 contracts.

        AMOUNT OF DEATH BENEFIT. If any contract owner dies and the oldest owner had an attained age of less than 81 years on the date as of which the contract was issued, the death benefit will be determined as follows.

        During the first contract year, the death benefit will be the greater of:

        -       the contract value or

        - the sum of all purchase payments made, less any amounts deducted in connection with partial withdrawals.

        During any subsequent contract year, the death benefit will be the greater of:

        -       the contract value or

        - the death benefit on the last day of the previous contract year, plus any purchase payments made and less any amounts deducted in connection with partial withdrawals since then.

        If any contract owner dies after attaining 81 years of age, the death benefit will be the greater of:

        -       the contract value or

        - the death benefit on the last day of the contract year ending just prior to the contract owner's 81st birthday, plus any purchase payments made, less amounts deducted in connection with partial withdrawals since then.

        If any contract owner dies and the oldest owner had an attained age of 81 years or greater on the date as of which the contract was issued, the death benefit will be the greater of:

        -       the contract value or

        - the sum of all purchase payments made, less any amounts deducted in connection with partial withdrawals.

        The determination of the death benefit will be made on the date we receive written notice and proof of death, as well as all required completed claims forms, at our Annuity Service Office. No one is entitled to the death benefit until this time.


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
        PAYMENT OF DEATH BENEFIT. We will pay the death benefit to the beneficiary if any contract owner dies during the accumulation period. If there is a surviving contract owner, that contract owner will be deemed to be the beneficiary. No death benefit is payable on the death of any annuitant (who is not an owner), except that if any contract owner is not a natural person, the death of any annuitant will be treated as the death of an owner. On the death of the last surviving annuitant, the contract owner, if a natural person, will become the annuitant unless the contract owner designates another person as the annuitant.

        The death benefit may be taken in the form of a lump sum immediately. If not taken immediately, the contract will continue subject to the following:

        -       The beneficiary will become the contract owner.

        - Any excess of the death benefit over the contract value will be allocated to the owner's investment accounts in proportion to their relative values on the date of receipt at our Annuity Service Office of due proof of the owner's death.

        -       No additional purchase payments may be made.


        - If the beneficiary is not the deceased's owner spouse, distribution of the contract owner's entire interest in the contract must be made within five years of the owner's death, or alternatively, distribution may be made as an annuity, under one of the annuity options described below under "Annuity Options," which begins within one year of the owner's death and is payable over the life of the beneficiary or over a period not extending beyond the life expectancy of the beneficiary. Upon the death of the beneficiary, the death benefit will equal the contract value and must be distributed immediately in a single sum.



        - If the owner's spouse is the beneficiary, the spouse continues the contract as the new owner. In such a case, the distribution rules applicable when a contract owner dies will apply when the spouse, as the owner, dies. In addition, we will pay a death benefit upon the death of the spouse. For purposes of calculating this death benefit, the death benefit paid upon the first owner's death will be treated as a purchase payment to the contract. (Such purchase payment will not be eligible for the optional payment enhancement.) In addition, the death benefit on the last day of the previous year (or the last day of the contract year ending just prior to the owner's 81st birthday if applicable) will be set at zero as of the date of the first owner's death.


        - If any contract owner dies and the oldest owner had an attained age of less than 81 on the date as of which the contract was issued, withdrawal charges are not applied on payment of the death benefit (whether taken through a partial or total withdrawal or applied under an annuity option). If any contract owner dies and the oldest owner had an attained age of 81 or greater on the date as of which the contract was issued, withdrawal charges will be assessed only upon payment of the death benefit (so that if the death benefit is paid in a subsequent year, a lower withdrawal charge will be applicable).

        If any annuitant is changed and any contract owner is not a natural person, the entire interest in the contract must be distributed to the contract owner within five years.

        A substitution or addition of any contract owner may result in resetting the death benefit to an amount equal to the contract value as of the date of the change and treating such value as a payment made on that date for purposes of computing the amount of the death benefit. In addition, all payments made and all amounts deducted in connection with partial withdrawals prior to the date of the change will not be considered in the determination of the death benefit. Furthermore, the death benefit on the last day of the previous contract year will be set at zero as of the date of the change. No such change in death benefit will be made if the person whose death will cause the death benefit to be paid is the same after the change in ownership or if ownership is transferred to the owner's spouse.


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
        Death benefits will be paid within seven days of the date the amount of the death benefit is determined, as described above, subject to postponement under the same circumstances that payment of withdrawals may be postponed (see "WITHDRAWALS").

You have a choice of several different ways of receiving annuity benefit payments from us.


PAY-OUT PERIOD PROVISIONS

GENERAL

        The proceeds of the contract payable on death, withdrawal or the contract maturity date may be applied to the annuity options described below, subject to the distribution of death benefits provisions (see "DEATH BENEFIT DURING ACCUMULATION PERIOD").


        Generally, we will begin paying annuity benefits under the contract on the contract's maturity date (the first day of the pay-out period). The maturity date is the date specified on your contract's specifications page, unless you change that date. If no date is specified, the maturity date is the maximum maturity date. The maximum maturity date is the first day of the month following the 90th birthday of the annuitant. You may specify a different maturity date at any time by written request at least one month before both the previously specified and the new maturity date. The new maturity date may not be later than the first day of the month following the 90th birthday of the annuitant. Maturity dates which occur at advanced ages; e.g., past 85, may have adverse income tax consequences (see "FEDERAL TAX MATTERS - Taxation of Annuities in General - Delayed Pay-out Periods"). Distributions from qualified contracts may be required before the maturity date (see "FEDERAL TAX MATTERS - Qualified Retirement Plans").


        You may select the frequency of annuity payments. However, if the contract value at the maturity date is such that a monthly payment would be less than $20, we may pay the contract value, minus any unpaid loans, in one lump sum to the annuitant on the maturity date.

ANNUITY OPTIONS


        Annuity benefit payments are available under the contract on a fixed, variable, or combination fixed and variable basis. Upon purchase of the contract, and at any time during the accumulation period, you may select one or more of the annuity options described below on a fixed and/or variable basis or choose an alternate form of payment acceptable to us. If an annuity option is not selected, we will provide as a default option a life annuity with payments guaranteed for 10 years as described below. Annuity payments will be determined based on the Investment Account Value of each investment option at the maturity date. Internal Revenue Service ("IRS") regulations may preclude the availability of certain annuity options in connection with certain qualified contracts, including contracts used in connection with IRAs.


        Please read the description of each annuity option carefully. In general, a non-refund life annuity provides the highest level of payments. However, because there is no guarantee that any minimum number of payments will be made, an annuitant may receive only one payment if the annuitant dies prior to the date the second payment is due. Annuities with payments guaranteed for a certain number of years may also be elected but the amount of each payment will be lower than that available under the non-refund life annuity option.

        The following annuity options are guaranteed to be offered in the contract.

        OPTION 1(a): NON-REFUND LIFE ANNUITY - An annuity with payments during the lifetime of the annuitant. No payments are due after the death of the annuitant. Because there is no guarantee that any minimum number of payments will be made, an annuitant may receive only one payment if the annuitant dies prior to the date the second payment is due.

        OPTION 1(b): LIFE ANNUITY WITH PAYMENTS GUARANTEED FOR 10 YEARS - An annuity with payments guaranteed for 10 years and continuing thereafter during the lifetime of the annuitant. Because payments are guaranteed for 10 years, annuity payments will be made to the end of such period if the annuitant dies prior to the end of the tenth year.


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
        OPTION 2(a): JOINT & SURVIVOR NON-REFUND LIFE ANNUITY - An annuity with payments during the lifetimes of the annuitant and a designated co-annuitant. No payments are due after the death of the last survivor of the annuitant and co-annuitant. Because there is no guarantee that any minimum number of payments will be made, an annuitant or co-annuitant may receive only one payment if the annuitant and co-annuitant die prior to the date the second payment is due.

        OPTION 2(b): JOINT & SURVIVOR LIFE ANNUITY WITH PAYMENTS GUARANTEED FOR 10 YEARS - An annuity with payments guaranteed for 10 years and continuing thereafter during the lifetimes of the annuitant and a designated co-annuitant. Because payments are guaranteed for 10 years, annuity payments will be made to the end of such period if both the annuitant and the co-annuitant die prior to the end of the tenth year.

        In addition to the foregoing annuity options which we are contractually obligated to offer at all times, we currently offer the following annuity options. We may cease offering the following annuity options at any time and may offer other annuity options in the future.

        OPTION 3: LIFE ANNUITY WITH PAYMENTS GUARANTEED FOR 5, 15 OR 20 YEARS - An Annuity with payments guaranteed for 5, 15 or 20 years and continuing thereafter during the lifetime of the annuitant. Because payments are guaranteed for the specific number of years, annuity payments will be made to the end of the last year of the 5, 15 or 20 year period.

        OPTION 4: JOINT & TWO-THIRDS SURVIVOR NON-REFUND LIFE ANNUITY - An annuity with full payments during the joint lifetime of the annuitant and a designated co-annuitant and two-thirds payments during the lifetime of the survivor. Because there is no guarantee that any minimum number of payments will be made, an annuitant or co-annuitant may receive only one payment if the annuitant and co-annuitant die prior to the date the second payment is due.

        OPTION 5: PERIOD CERTAIN ONLY ANNUITY FOR 5, 10, 15 OR 20 YEARS - An annuity with payments for a 5, 10, 15 or 20 year period and no payments thereafter.

DETERMINATION OF AMOUNT OF THE FIRST VARIABLE ANNUITY PAYMENT

        The first variable annuity payment is determined by applying that amount of the contract value used to purchase a variable annuity to the annuity tables contained in the contract. The amount of the contract value will be determined as of a date not more than ten business days prior to the maturity date. The amount of the first and all subsequent fixed annuity payments is determined on the same basis using the portion of the contract value used to purchase a fixed annuity. Contract value used to determine annuity payments will be reduced by any applicable premium taxes.

        The rates contained in the annuity tables vary with the annuitant's sex and age and the annuity option selected. However, for contracts issued in connection with certain employer-sponsored retirement plans sex-distinct tables may not be used. Under such tables, the longer the life expectancy of the annuitant under any life annuity option or the longer the period for which payments are guaranteed under the option, the smaller the amount of the first monthly variable annuity payment will be.

ANNUITY UNITS AND THE DETERMINATION OF SUBSEQUENT VARIABLE ANNUITY PAYMENTS

        Variable annuity payments after the first one will be based on the investment performance of the sub-accounts selected during the pay-out period. The amount of a subsequent payment is determined by dividing the amount of the first annuity payment from each sub-account by the annuity unit value of that sub-account (as of the same date the contract value to effect the annuity was determined) to establish the number of annuity units which will thereafter be used to determine payments. This number of annuity units for each sub-account is then multiplied by the appropriate annuity unit value as of a uniformly applied date not more than ten business days before the annuity payment is due, and the resulting amounts for each sub-account are then totaled to arrive at the amount of the annuity benefit payment to be made. The number of annuity units generally remains constant throughout the pay-out period. A pro-rata portion of the administration fee will be deducted from each annuity payment.

        The value of an annuity unit for each sub-account for any business day is determined by multiplying the annuity unit value for the immediately preceding business day by the net investment factor


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
for that sub-account (see "NET INVESTMENT FACTOR") for the valuation period for which the annuity unit value is being calculated and by a factor to neutralize the assumed interest rate.

        A 3% assumed interest rate is built into the annuity tables in the contract used to determine the first variable annuity payment.

        The smallest annual rate of investment return which is required to be earned on the assets of the Separate Account so that the dollar amount of variable annuity payments will not decrease is 4.46%.

        See Appendix D for information on assumed interest rate for Ven 9 contracts.

Some transfers are permitted during the pay-out period, but subject to a few more limitations than during the accumulation period.

TRANSFERS DURING PAY-OUT PERIOD

        Once variable annuity payments have begun, you may transfer all or part of the investment upon which those payments are based from one sub-account to another. You must submit your transfer request to our Annuity Service Office at least 30 days before the due date of the first annuity payment to which your transfer will apply. Transfers will be made by converting the number of annuity units being transferred to the number of annuity units of the sub-account to which the transfer is made, so that the next annuity payment if it were made at that time would be the same amount that it would have been without the transfer. Thereafter, annuity payments will reflect changes in the value of the annuity units for the new sub-account selected. We reserve the right to limit, upon notice, the maximum number of transfers a contract owner may make per contract year to four. Once annuity payments have commenced, no transfers may be made from a fixed annuity option to a variable annuity option or from a variable annuity option to a fixed annuity option. In addition, we reserve the right to defer the transfer privilege at any time that we are unable to purchase or redeem shares of the Trust portfolios. We also reserve the right to modify or terminate the transfer privilege at any time in accordance with applicable law.

DEATH BENEFIT DURING PAY-OUT PERIOD


        If an annuity option providing for payments for a guaranteed period has been selected, and the annuitant dies during the pay-out period, we will make the remaining guaranteed payments to the beneficiary. Any remaining payments will be made at least as rapidly as under the method of distribution being used as of the date of the annuitant's death. If no beneficiary is living, we will commute any unpaid guaranteed payments to a single sum (on the basis of the interest rate used in determining the payments) and pay that single sum to the estate of the last to die of the annuitant and the beneficiary.


You have a ten-day right to cancel your contract.

OTHER CONTRACT PROVISIONS

RIGHT TO REVIEW CONTRACT

        You may cancel the contract by returning it to our Annuity Service Office or to your registered representative at any time within 10 days after receiving it. Within 7 days of receiving a returned contract, we will pay you the contract value (minus any unpaid loans) computed at the end of the business day on which we receive your returned contract. When the contract is issued as an individual retirement annuity under Sections 408 or 408A of the Code, during the first 7 days of the 10 day period, we will return the purchase payments if this is greater than the amount otherwise payable.

        If the contract is purchased in connection with a replacement of an existing annuity contract (as described below), you may also cancel the contract by returning it to our Annuity Service Office or your registered representative at any time within 60 days after receiving the contract. Within 10 days of receiving a returned contract, we will pay you the contract value (minus any unpaid loans) computed at the end of the business day on which we receive your returned contract. In the case of a replacement of a contract issued by a New York insurance company, you may have the right to reinstate the prior contract. You should consult with your registered representative or attorney regarding this matter prior to purchasing the new contract.

        Replacement of an existing annuity contract generally is defined as the purchase of a new annuity contract in connection with (a) the lapse, partial or full surrender or change of, or borrowing from, an existing annuity or life insurance contract or (b) the assignment to a new issuer of an existing annuity contract. This description, however, does not necessarily cover all situations which could be considered a replacement of an existing annuity contract. Therefore, you should consult with your registered representative or attorney regarding whether the purchase of a new annuity contract is a replacement of an existing annuity or life insurance contract.


        Contracts with Optional Payment Enhancement. See "Optional Payment Enhancement" above for information regarding our recovery of the payment enhancement if you exercise your right to return the contract during the right to review period.


You are entitled to exercise all rights under your contract.

OWNERSHIP

        The contract owner is the person entitled to exercise all rights under the contract. Prior to the maturity date, the contract owner is the person designated in the contract specifications page or as subsequently named. On and after the maturity date, the contract owner is the annuitant. If amounts become payable to any beneficiary under the contract, the beneficiary is the contract owner.

        In the case of non-qualified contracts, ownership of the contract may be changed or the contract may be collaterally assigned at any time prior to the maturity date, subject to the rights of any irrevocable beneficiary. Assigning a contract, or changing the ownership of a contract, may be treated as a (potentially taxable) distribution of the contract value for federal tax purposes (see "FEDERAL TAX MATTERS"). A change of any contract owner may result in resetting the death benefit to an amount equal to the contract value as of the date of the change and treating that value as a purchase payment made on that date for purposes of computing the amount of the death benefit.

        Any change of ownership or assignment must be made in writing. We must approve any change. Any assignment and any change, if approved, will be effective as of the date we receive the request at our Annuity Service Office. We assume no liability for any payments made or actions taken before a change is approved or an assignment is accepted or responsibility for the validity or sufficiency of any assignment. An absolute assignment will revoke the interest of any revocable beneficiary.

        In the case of qualified contracts, ownership of the contract generally may not be transferred except by the trustee of an exempt employees' trust which is part of a retirement plan qualified under Section 401 of the Code or as otherwise permitted by applicable IRS regulations. Subject to the foregoing, a qualified contract may not be sold, assigned, transferred, discounted or pledged as collateral for a loan or as security for the performance of an obligation or for any other purpose to any person other than us.

The "annuitant" is either you or someone you designate.

ANNUITANT

        The annuitant is any natural person or persons whose life is used to determine the duration of annuity payments involving life contingencies. The annuitant is entitled to receive all annuity payments under the contract. If the contract owner names more than one person as an "annuitant," the second person named shall be referred to as "CO-ANNUITANT." The annuitant is as specified in the application, unless changed.

        On the death of the annuitant prior to the maturity date, the co-annuitant, if living, becomes the annuitant. If there is no living co-annuitant, the owner becomes the annuitant. In the case of certain qualified contracts, there are limitations on the ability to designate and change the annuitant and the co-annuitant.

CHANGE OF MATURITY DATE

        During the accumulation period, you may change the Maturity Date by written request at least one month before both the previously specified Maturity Date and the new Maturity Date. After the election, the new Maturity Date will become the Maturity Date. The maximum Maturity Date will be age 90. Any extension of the Maturity Date will be allowed only with our prior approval.

The "beneficiary" is the person you designate to receive the death benefit if you die.

BENEFICIARY

        The beneficiary is the person, persons or entity designated in the contract specifications page (or as subsequently changed). However, if there is a surviving contract owner, that person will be treated as the beneficiary. The beneficiary may be changed subject to the rights of any irrevocable beneficiary. Any


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
change must be made in writing, approved by us, and (if approved) will be effective as of the date on which written. We assume no liability for any payments made or actions taken before the change is approved. If no beneficiary is living, the contingent beneficiary will be the beneficiary. The interest of any beneficiary is subject to that of any assignee. If no beneficiary or contingent beneficiary is living, the beneficiary is the estate of the deceased contract owner. In the case of certain qualified contracts, IRS regulations may limit designations of beneficiaries.

        See Appendix D for information with respect to the beneficiary under Ven 9 contracts.

MODIFICATION

        We may not modify your contract without your consent, except to the extent required to make it conform to any law or regulation or ruling issued by a governmental agency. The provisions of the contract shall be interpreted so as to comply with the requirements of Section 72(s) of the Code.

OUR APPROVAL

        We reserve the right to accept or reject any contract application at our sole discretion.

MISSTATEMENT AND PROOF OF AGE, SEX OR SURVIVAL

        We may require proof of age, sex or survival of any person upon whose age, sex or survival any payment depends. If the age or sex of the annuitant has been misstated, the benefits will be those that would have been provided for the annuitant's correct age and sex. If we have made incorrect annuity payments, the amount of any underpayment will be paid immediately and the amount of any overpayment will be deducted from future annuity payments.

The fixed account investment options are not securities.

FIXED ACCOUNT INVESTMENT OPTIONS

        SECURITIES REGISTRATION. Interests in the fixed account investment options are not registered under the Securities Act of 1933 (the "1933 Act") and our general account is not registered as an investment company under the 1940 Act. Neither interests in the fixed account investment options nor the general account are subject to the provisions or restrictions of the 1933 Act or the 1940 Act. Disclosures relating to interests in the fixed account investment options and the general account nonetheless may be required by the federal securities laws to be accurate.

Fixed account investment options guarantee interest of at least 3%.


        INVESTMENT OPTIONS. Currently, there are six fixed account investment options under the contract: one, three, five and seven year investment accounts and a six month DCA fixed account investment and a twelve month DCA fixed investment account which may be established under the DCA program to make automatic transfers from the DCA fixed account to one or more variable investment option (see "SPECIAL TRANSFER SERVICES - DOLLAR COST AVERAGING"). We may offer additional fixed investment account options for any yearly period from two to ten years. Fixed investment accounts provide for the accumulation of interest on purchase payments at guaranteed rates for the duration of the guarantee period. We determine the guaranteed interest rates on new amounts allocated or transferred to a fixed investment account from time to time, according to market conditions. In no event will the guaranteed rate of interest be less than 3%. Once an interest rate is guaranteed for a fixed investment account, it is guaranteed for the duration of the guarantee period and we may not change it.


        See Appendix D for information on the fixed account investment options and minimum interest rate under Ven 9 contracts.

        INVESTMENT ACCOUNTS. You may allocate purchase payments, or make transfers from the variable investment options, to the fixed account investment options at any time prior to the maturity date. We establish a distinct investment account each time you allocate or transfer amounts to a fixed account investment option, except that amounts allocated or transferred to the same fixed account investment option on the same day will establish a single investment account. Amounts may not be allocated to a fixed account investment option that would extend the guarantee period beyond the maturity date.

        RENEWALS. At the end of a guarantee period, you may establish a new investment account with the same guarantee period at the then current interest rate, select a different fixed account investment option or


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
transfer the amounts to a variable account investment option, all without the imposition of any charge. You may not select a guarantee period that would extend beyond the maturity date. In the case of renewals within one year of the maturity date, the only fixed account investment option available is to have interest accrued up to the maturity date at the then current interest rate for one-year guarantee periods.

        If you do not specify a renewal option, we will select the same guarantee period as has just expired, so long as such period does not extend beyond the maturity date. If a renewal would extend beyond the maturity date, we will select the longest period that will not extend beyond such date, except in the case of a renewal within one year of maturity date in which case we will credit interest up to the maturity date at the then current interest rate for one year guarantee periods.

        MARKET VALUE CHARGE. Any amount withdrawn, transferred or borrowed from an investment account prior to the end of the guarantee period may be subject to a market value charge. A market value charge is assessed only when current interest rates are higher than the guaranteed interest rate on the account. The purpose of the charge is to compensate us for our investment losses on amounts withdrawn, transferred or borrowed prior to the maturity date. The formula for calculating this charge is set forth below. A market value charge will be calculated separately for each investment account affected by a transaction to which a market value charge may apply. The market value charge for an investment account will be calculated by multiplying the amount withdrawn or transferred from the investment account by the adjustment factor described below.

        The adjustment factor is determined by the following formula:
0.75x(B-A)xC/12 where:

        A - The guaranteed interest rate on the investment account.

        B - The guaranteed interest rate available, on the date the request is processed, for amounts allocated to a new investment account with the same length of guarantee period as the investment account from which the amounts are being withdrawn.

        C - The number of complete months remaining to the end of the guarantee period.

        For purposes of applying this calculation, the maximum difference between "B" and "A" will be 3%. The adjustment factor may never be less than zero.

        The total market value charge will be the sum of the market value charges for each investment account being withdrawn. Where the guaranteed rate available on the date of the request is less than the rate guaranteed on the investment account from which the amounts are being withdrawn (B-A in the adjustment factor is negative), there is no market value charge. There is only a market value charge when interest rates have increased (B-A in the adjustment factor is positive).

        We do not impose a market value charge on withdrawals from the fixed account investment options in the following situations:

        -       death of the contract owner;

        -       amounts withdrawn to pay fees or charges;

        - amounts withdrawn from investment accounts within one month prior to the end of the guarantee period;

        -       amounts withdrawn from a one-year fixed investment account; and

        -       amounts withdrawn in any contract year that do not exceed 10% of
                (i) total purchase payments less (ii) any prior partial withdrawals in that year.


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
        Notwithstanding application of the foregoing formula, in no event will the market value charge:

        - be greater than the amount by which the earnings attributable to the amount withdrawn or transferred from an investment account exceed an annual rate of 3%,

        - together with any withdrawal charges for an investment account be greater than 10% of the amount transferred or withdrawn, or

        - reduce the amount payable on withdrawal or transfer below the amount required under the non-forfeiture laws of the state with jurisdiction over the contract.

The cumulative effect of the market value and withdrawal charges could, however, result in a contract owner receiving total withdrawal proceeds of less than the contract owner's purchase payments.

        See Appendix D for information on the market value charge provisions under Ven 9 contracts.

Withdrawals and some transfers from fixed account investment options are permitted during the accumulation period.

        TRANSFERS. During the accumulation period, you may transfer amounts among the fixed account investment options and from the fixed account investment options to the variable account investment options; provided that no transfer from a fixed account option may be made unless the amount to be transferred has been held in such account for at least one year, except for transfers made pursuant to the DCA program. Consequently, except as noted above, amounts in one year investment accounts effectively may not be transferred prior to the end of the guarantee period. Amounts in any other investment accounts may be transferred, after the one year holding period has been satisfied, but the market value charge described above may apply to such a transfer. The market value charge, if applicable, will be deducted from the amount transferred.

        You must specify the fixed account investment option from or to which you desire to make a transfer. Where there are multiple investment accounts within the fixed account investment option, amounts must be withdrawn from the fixed account investment options on a first-in-first-out basis.

        WITHDRAWALS. You may make total and partial withdrawals of amounts held in the fixed account investment options at any time prior to the death of the contract owner. Withdrawals from fixed account investment options will be made in the same manner and be subject to the same limitations as set forth under "WITHDRAWALS" plus the following provisions also apply to withdrawals from the fixed account investment options:

        - We reserve the right to defer payment of amounts withdrawn from fixed account investment options for up to six months from the date we receive the written withdrawal request. If a withdrawal is deferred for more than 10 days pursuant to this right, we will pay interest on the amount deferred at a rate not less than 3% per year.

        - If there are multiple investment accounts under a fixed account investment option, amounts must be withdrawn from those accounts on a first-in-first-out basis.

        - The market value charge described above may apply to withdrawals from any investment option except for a one year investment option. If a market value charge applies to a withdrawal from a fixed investment account, it will be calculated with respect to the full amount in the investment account and deducted from the amount payable in the case of a total withdrawal. In the case of a partial withdrawal, the market value charge will be calculated on the amount requested and deducted, if applicable, from the remaining investment account value.

        If you request a partial withdrawal from a contract in excess of the amounts in the variable account investment options and do not specify the fixed account investment options from which the withdrawal is to be made, such withdrawal will be made from the investment options beginning with the shortest guarantee period. Within such sequence, where there are multiple investment accounts within a fixed account investment option, withdrawals will be made on a first-in-first-out basis.

        Withdrawals from the contract may be subject to income tax and a 10% penalty tax (see "FEDERAL TAX MATTERS"). Withdrawals are permitted from contracts issued in connection with Section 403(b) qualified plans only under limited circumstances (see "APPENDIX E - QUALIFIED PLAN TYPES").


        LOANS. We offer a loan privilege only to owners of contracts issued in connection with Section 403(b) qualified plans that are not subject to Title I of ERISA. If you own such a contract, you may borrow from us, using your contract as the only security for the loan, in the same manner and subject to the same limitations as described under "LOANS" (see "FEDERAL TAX MATTERS - Qualified Retirement Plan - Loans"). The market value charge described above may apply to amounts transferred from the fixed investment accounts to the loan account in connection with such loans and, if applicable, will be deducted from the amount so transferred.



        FIXED ANNUITY OPTIONS. Subject to the distribution of death benefits provisions (see "DEATH BENEFIT DURING ACCUMULATION PERIOD" above), on death, withdrawal or the maturity date of the contract, the proceeds may be applied to a fixed annuity option (see "ANNUITY OPTIONS" ). The amount of each fixed annuity payment is determined by applying the portion of the proceeds (minus any applicable premium taxes) applied to purchase the fixed annuity to the appropriate annuity table in the contract. If the annuity table we are then using is more favorable to you, we will substitute that annuity table. We guarantee the dollar amount of fixed annuity payments.


                             CHARGES AND DEDUCTIONS

        Charges and deductions under the contracts are assessed against contract values or annuity payments. Currently, there are no deductions made from purchase payments. In addition, there are deductions from and expenses paid out of the assets of the Trust portfolios that are described in the accompanying Prospectus of the Trust.

WITHDRAWAL CHARGES


        If you make a withdrawal from your contract during the accumulation period, a withdrawal charge (contingent deferred sales charge) may be assessed against amounts withdrawn attributable to purchase payments that have been in the contract less than seven complete contract years. There is never a withdrawal charge with respect to earnings accumulated in the contract, certain other amounts available for withdrawal described below or purchase payments that have been in the contract more than seven complete contract years. In no event may the total withdrawal charges exceed 6% (8% if the Optional Payment Enhancement is elected) of the amount invested. The amount of the withdrawal charge and when it is assessed are discussed below.


        Each withdrawal from the contract is allocated first to the amount available without withdrawal charges and second to "UNLIQUIDATED PURCHASE PAYMENTS." In any contract year, the amount available without withdrawal charges for that year is the greater of:

        - 10% of total purchase payments (less all prior withdrawals in that contract year), and

        - the accumulated earnings on the contract (i.e., the excess of the contract value on the date of withdrawal over the unliquidated purchase payments).

        The amount withdrawn without withdrawal charges will be applied to a requested withdrawal, first, to withdrawals from variable account investment options and then to withdrawals from fixed account investment options beginning with those with the shortest guarantee period first and the longest guarantee period last.

        Withdrawals in excess of the amount available without withdrawal charges may be subject to withdrawal charges. A withdrawal charge will be assessed against purchase payments liquidated that have been in the contract for less than seven years. Purchase payments will be liquidated on a first-in first-out basis. On any withdrawal request, we will liquidate purchase payments equal to the amount of the withdrawal request which exceeds the amount available without withdrawal charges in the order such purchase payments were made: the oldest unliquidated purchase payment first, the next purchase payment second, etc. until all purchase payments have been liquidated.

        Each purchase payment or portion thereof liquidated in connection with a withdrawal request is subject to a withdrawal charge based on the length of time the purchase payment has been in the contract. The amount of the withdrawal charge is calculated by multiplying the amount of the purchase payment being liquidated by the applicable withdrawal charge percentage obtained from the table below.


      PURCHASE PAYMENT IN              PERCENTAGE                     PERCENTAGE
           CONTRACT             (No Payment Enhancement)        (With Payment Enhancement)
     ----------------------------------------------------
               0                          6%                               8%
               1                          6%                               8%
               2                          5%                               7%
               3                          5%                               7%
               4                          4%                               5%
               5                          3%                               4%
               6                          2%                               3%
               7                          0%                               1%
               8+                         0%                               0%


        The total withdrawal charge will be the sum of the withdrawal charges for the purchase payments being liquidated.

        The withdrawal charge is deducted from the contract value remaining after the contract owner is paid the amount requested, except in the case of a complete withdrawal when it is deducted from the amount otherwise payable. In the case of a partial withdrawal, the amount requested from an investment account may not exceed the value of that investment account minus any applicable withdrawal charge.

        There is generally no withdrawal charge on distributions made as a result of the death of the contract owner or, if applicable, the annuitant (see "DEATH BENEFIT DURING ACCUMULATION PERIOD - Amount of Death Benefit"), and no withdrawal charges are imposed on the maturity date if the contract owner annuitizes as provided in the contract.

        The amount collected from the withdrawal charge will be used to reimburse us for the compensation we pay to broker-dealers for selling the contracts, preparation of sales literature and other expenses related to sales activity.

        For examples of calculation of the withdrawal charge, see Appendix C. Withdrawals from the fixed account investment options may be subject to a market value charge in addition to the withdrawal charge described above (see "FIXED ACCOUNT INVESTMENT OPTIONS").

        See Appendix D for information on the withdrawal charge under Ven 9 contracts.


We deduct a $30 annual fee and asset-based charges totaling 1.40% (1.75% if the Optional Payment Enhancement is elected) on an annual basis for administration expenses and mortality and expense risks.


ADMINISTRATION FEES

        Except as noted below, we will deduct each year an administration fee of $30 as partial compensation for the cost of providing all administrative services attributable to the contracts and our operations and those of the Variable Account in connection with the contracts. However, if during the accumulation period the contract value is equal to or greater than $100,000 at the time of the fee's assessment, we will waive the fee. (There is no provision for waiver under Ven 9 contracts.) During the accumulation period, this administration fee is deducted on the last day of each contract year. It is withdrawn from each investment option in the same proportion that the value of such investment option bears to the contract value. If the entire contract is withdrawn on other than the last day of any contract year, the $30 administration fee will be deducted from the amount paid. During the annuity period, the fee is deducted on a pro-rata basis from each annuity payment. However, the $30 administration fee will not reduce the amount paid below the amount that is guaranteed in the contract.

        We also deduct a daily charge in an amount equal to 0.15% of the value of each variable investment account on an annual basis from each sub-account as an administrative fee. This asset based administrative fee will not be deducted from the fixed account investment options. The charge will be reflected in the contract value as a proportionate reduction in the value of each variable investment account. Because this portion of the administrative fee is a percentage of assets rather than a flat amount, larger contracts will in effect pay a higher proportion of this portion of the administrative expense than smaller contracts.

        We do not expect to recover from such fees any amount in excess of our accumulated administrative expenses. Even though administrative expenses may increase, we guarantee that we will not increase the amount of the administration fees. There is no necessary relationship between the amount of the administrative charge imposed on a given contract and the amount of the expense that may be attributed to that contract.

MORTALITY AND EXPENSE RISKS CHARGE

        The mortality risk we assume is the risk that annuitants may live for a longer period of time than we estimate. We assume this mortality risk by virtue of annuity benefit payment rates incorporated into the contract which cannot be changed. This assures each annuitant that his or her longevity will not have an adverse effect on the amount of annuity benefit payments. We also assume mortality risks in connection with our guarantee that, if the contract owner dies during the accumulation period, we will pay a death benefit (see "DEATH BENEFIT DURING ACCUMULATION PERIOD"). The expense risk we assume is the risk that the administration charges or withdrawal charge may be insufficient to cover actual expenses.


        To compensate us for assuming these risks, we deduct from each of the sub-accounts a daily charge in an amount equal to 1.25% (1.60% if the Optional Payment Enhancement is elected) of the value of the variable investment accounts on an annual basis. The rate of the mortality and expense risks charge cannot be increased. If the charge is insufficient to cover the actual cost of the mortality and expense risks assumed, we will bear the loss. Conversely, if the charge proves more than sufficient, the excess will be profit to us and will be available for any proper corporate purpose including, among other things, payment of distribution expenses. On the Period Certain Only Annuity Option, if you elect benefits payable on a variable basis, the mortality and expense risks charge is assessed although we bear only the expense risk and not any mortality risk. The mortality and expense risks charge is not assessed against the fixed account investment options.


We will charge you for state premium taxes to the extent we incur them and reserve the right to charge you for new taxes we may incur.

TAXES

        We reserve the right to charge, or provide for, certain taxes against purchase payments, contract values or annuity payments. Such taxes may include premium taxes or other taxes levied by any government entity which we determine to have resulted from our:

        -       establishment or maintenance of the Variable Account,

        -       receipt of purchase payments,

        -       issuance of the contacts, or

        - commencement or continuance of annuity payments under the contracts.

The State of New York does not currently assess a premium tax. In the event New York does impose a premium tax, we reserve the right to pass-through such tax to contract owners. For a discussion of premium taxes which may be applicable to non-New York residents, see "STATE PREMIUM TAXES" in the Statement of Additional Information. Premium taxes which may be applicable to non-New York residents range between 0% to 3.50%. In addition, we will withhold taxes to the extent required by applicable law.

EXPENSES OF DISTRIBUTING CONTRACTS

        MSS, the principal underwriter for the contracts, pays compensation to selling brokers in varying amounts which under normal circumstances are not expected to exceed 7% of purchase payments or 6% of purchase payments plus 0.75% of the contract value per year commencing one year after each purchase payment. These expenses are not assessed against the contracts but are instead paid by MSS. See "Distribution of Contracts" for further information.

                               FEDERAL TAX MATTERS

INTRODUCTION


        The following discussion of the Federal income tax treatment of the contract is not exhaustive, does not purport to cover all situations, and is not intended as tax advice. You should consult a qualified tax advisor with regard to the application of the law to your circumstances. This discussion is based on the Code, IRS regulations, and interpretations existing on the date of this Prospectus. These authorities, however, are subject to change by Congress, the IRS, and judicial decisions.



        This discussion does not address state or local tax consequences associated with the purchase of a contract. IN ADDITION, WE MAKE NO GUARANTEE REGARDING ANY TAX TREATMENT -- FEDERAL, STATE, OR LOCAL -- OF ANY CONTRACT OR OF ANY TRANSACTION INVOLVING A CONTRACT.


OUR TAX STATUS

        We are taxed as a life insurance company. Because the operations of the Variable Account are a part of, and are taxed with, our operations, the Variable Account is not separately taxed as a "regulated investment company" under the Code. Under existing Federal income tax laws, we are not taxed on the investment income and capital gains of the Variable Account. We do not anticipate that we will be taxed on the income and gains of the Variable Account, but if we are, then we may impose a corresponding charge against the Variable Account.

Gains inside the contract are usually tax-deferred until you make a withdrawal, the annuitant starts receiving annuity benefit payments, or the beneficiary receives a death benefit payment.

TAXATION OF ANNUITIES IN GENERAL

TAX DEFERRAL DURING ACCUMULATION PERIOD

        Under existing provisions of the Code, except as described below, any increase in the contract value is generally not taxable to the contract owner or annuitant until received, in the form of either annuity payments or some other distribution. Certain requirements must be satisfied in order for this general rule to apply, including:

        - the contract must be owned by an individual (or treated as owned by an individual),

        - the investments of the Variable Account must be "adequately diversified" in accordance with IRS regulations,

        - we, rather than the contract owner, must be considered the owner of the assets of the Variable Account for federal tax purposes, and

        - the contract must provide for appropriate amortization, through annuity benefit payments, of the contract's purchase payments and earnings, e.g., the pay-out period must not begin near the end of the annuitant's life expectancy.

        NON-NATURAL OWNERS. As a general rule, deferred annuity contracts held by "non-natural persons" (such as a corporation, trust or other similar entity) are not treated as annuity contracts for Federal income tax purposes. The investment income on such contracts is taxed as ordinary income that is received or accrued by the owner of the contract during the taxable year. There are several exceptions to this general rule for non-natural contract owners. First, contracts will generally be treated as held by a natural person if the nominal owner is a trust or other entity which holds the contract as an agent for a natural person. This special exception will not apply, however, in the case of any employer who is the nominal owner of an annuity contract under a non-qualified deferred compensation arrangement for its employees.

        Exceptions to the general rule for non-natural contract owners will also apply with respect to:

        - contracts acquired by an estate of a decedent by reason of the death of the decedent,

        -       qualified contracts,

        - certain contracts purchased by employers upon the termination of certain qualified plans,

        - certain contracts used in connection with structured settlement agreements, and

        - contracts purchased with a single premium when the annuity starting date (as defined in the tax law) is no later than a year from purchase of the annuity and substantially equal periodic payments are made, not less frequently than annually, during the annuity period.

        LOSS OF INTEREST DEDUCTION WHERE CONTRACTS ARE HELD BY OR FOR THE BENEFIT OF CERTAIN NON-NATURAL PERSONS. In the case of contracts issued after June 8, 1997 to a non-natural taxpayer (such as a corporation or a trust), or held for the benefit of such an entity, a portion of otherwise deductible interest may not be deductible by the entity, regardless of whether the interest relates to debt used to purchase or carry the contract. However, this interest deduction disallowance does not affect a contract if the income on the contract is treated as ordinary income that is received or accrued by the owner during the taxable year. Entities that are considering purchasing the contract, or entities that will be beneficiaries under a contract, should consult a tax advisor.


        DIVERSIFICATION REQUIREMENTS. For a contract to be treated as an annuity for Federal income tax purposes, the investments of the Variable Account must be "adequately diversified" in accordance with IRS Regulations. The IRS has issued regulations which prescribe standards for determining whether the investments of the Variable Account are "adequately diversified." If the Variable Account failed to comply with these diversification standards, a contract would not be treated as an annuity contract for Federal income tax purposes and the contract owner would generally be taxable currently on the excess of the contract value over the premiums paid for the contract.


        Although we do not control the investments of the Trust, we expect that the Trust will comply with such regulations so that the Variable Account will be considered "adequately diversified."


        OWNERSHIP TREATMENT. In certain circumstances, a variable annuity contract owner may be considered the owner, for Federal income tax purposes, of the assets of the insurance company separate account used to support his or her contract. In those circumstances, income and gains from such separate account assets would be includible in the contract owner's gross income. The IRS has stated in published rulings that a variable contract owner will be considered the owner of separate account assets if the owner possesses "incidents of ownership" in those assets, such as the ability to exercise investment control over the assets. In addition, the IRS announced, in connection with the issuance of regulations concerning investment diversification, that those regulations "do not provide guidance concerning the circumstances in which investor control of the investments of a segregated asset account may cause the investor, rather than the insurance company, to be treated as the owner of the assets in the account." This announcement also stated that guidance would be issued in the form of regulations or rulings on the "extent to which policyholders may direct their investments to particular sub-accounts of a separate account without being treated as owners of the underlying assets." As of the date of this Prospectus, no such guidance has been issued.



        The ownership rights under this contract are similar to, but different in certain respects from, those described by the IRS in rulings in which it was determined that contract owners were not owners of separate account assets. For example, the owner of this contract has the choice of many more investment options to which to allocate premiums and contract values, and may be able to transfer among investment options more frequently than in such rulings. THESE DIFFERENCES COULD RESULT IN THE CONTRACT OWNER BEING TREATED AS THE OWNER OF THE ASSETS OF THE VARIABLE ACCOUNT AND THUS SUBJECT TO CURRENT TAXATION ON THE INCOME AND GAINS FROM THOSE ASSETS. In addition, we do not know what standards will be set forth in the regulations or rulings which the IRS has stated it expects to issue. We therefore reserve the right to modify the contract as necessary to attempt to prevent contract owners from being considered the owners of the assets of the Variable Account.


        DELAYED PAY-OUT PERIODS. If the contract's pay-out period commences (or is scheduled to commence) at a time when the annuitant has reached an advanced age, (e.g., past age 85), it is possible that the contract would not be treated as an annuity for Federal income tax purposes. In that event, the income and gains under the contract could be currently includible in the owner's income.

        The remainder of this discussion assumes that the contract will be treated as an annuity contract for Federal income tax purposes and that we will be treated as the owner of the Variable Account assets.

TAXATION OF PARTIAL AND FULL WITHDRAWALS


        In the case of a partial withdrawal, amounts received are taxable as ordinary income to the extent the contract value before the withdrawal exceeds the "INVESTMENT IN THE CONTRACT." In the case of a full withdrawal, amounts received are includible in income to the extent they exceed the investment in the contract. For these purposes the investment in the contract at any time equals the total of the purchase payments made under the contract to that time (to the extent such payments were neither deductible when made nor excludable from income as, for example, in the case of certain employer contributions to qualified contracts) less any amounts previously received from the contract which were not included in income. In this regard, the payment enhances provided under the contract are not treated as purchase payments and thus do not increase the investment in the contract.


        Other than in the case of certain qualified contracts, any amount received as a loan under a contract, and any assignment or pledge (or agreement to assign or pledge) any portion of the contract value, is treated as a withdrawal of such amount or portion. (Loans, assignments and pledges are permitted only in limited circumstances under qualified contracts.) The investment in the contract is increased by the amount includible in income with respect to such assignment or pledge, though it is not affected by any other aspect of the assignment or pledge (including its release). If an individual transfers his or her interest in an annuity contract without adequate consideration to a person other than the owner's spouse (or to a former spouse incident to divorce), the owner will be taxed on the difference between the contract value and the investment in the contract at the time of transfer. In such a case, the transferee's investment in the contract will be increased to reflect the increase in the transferor's income.

        There may be special income tax issues present in situations where the owner and the annuitant are not the same person and are not married to one another. A tax advisor should be consulted in those situations.

A portion of each annuity payment is usually taxable as ordinary income.

TAXATION OF ANNUITY BENEFIT PAYMENTS

        Normally, a portion of each annuity benefit payment is taxable as ordinary income. The taxable portion of an annuity benefit payment is equal to the excess of the payment over the "EXCLUSION AMOUNT." In the case of variable annuity payments, the exclusion amount is the investment in the contract (defined above) allocated to the variable annuity option, adjusted for any period certain or refund feature, when payments begin to be made divided by the number of payments expected to be made (determined by IRS regulations which take into account the annuitant's life expectancy and the form of annuity benefit selected). In the case of fixed annuity payments, the exclusion amount is the amount determined by multiplying the payment by the ratio of (a) to (b), where:

        (a) is the investment in the contract allocated to the fixed annuity option (adjusted for any period certain or refund feature); and

        (b) is the total expected value of fixed annuity payments for the term of the contract (determined under IRS regulations).

A simplified method of determining the taxable portion of annuity payments applies to contracts issued in connection with certain qualified plans other than IRAs.

        Once the total amount of the investment in the contract is excluded using these ratios, annuity payments will be fully taxable. If annuity payments cease because of the death of the annuitant and before the total amount of the investment in the contract is recovered, the unrecovered amount generally will be allowed as a deduction to the annuitant in his or her last taxable year.

TAXATION OF DEATH BENEFIT PROCEEDS

        Amounts may be distributed from a contract because of the death of an owner or the annuitant. During the accumulation period, death benefit proceeds are includible in income as follows:

        - if distributed in a lump sum, they are taxed in the same manner as a full withdrawal, as described above, or

        - if distributed under an annuity option, they are taxed in the same manner as annuity payments, as described above.

        During the pay-out period, where a guaranteed period exists under an annuity option and the annuitant dies before the end of that period, payments made to the beneficiary for the remainder of that period are includible in income as follows:

        - if received in a lump sum, they are includible in income to the extent that they exceed the unrecovered investment in the contract at that time, or

        - if distributed in accordance with the existing annuity option selected, they are fully excludable from income until the remaining investment in the contract is deemed to be recovered, and all annuity payments thereafter are fully includible in income.

Withdrawals and annuity benefit payments prior to age 59-1/2 may incur a 10% penalty tax.

PENALTY TAX ON PREMATURE DISTRIBUTIONS


        There is a 10% penalty tax on the taxable amount of any distribution from a non-qualified contract. Exceptions to this penalty tax include distributions:


        -       received on or after the contract owner reaches age 59-1/2;

        - attributable to the contract owner becoming disabled (as defined in the tax law);

        - made to a beneficiary on or after the death of the contract owner or, if the contract owner is not an individual, on or after the death of the primary annuitant (as defined in the tax law);

        - made as a series of substantially equal periodic payments (not less frequently than annually) for the life (or life expectancy) of the owner or for the joint lives (or joint life expectancies) of the owner and designated beneficiary (as defined in the tax law);

        - made under an annuity contract purchased with a single premium when the annuity starting date (as defined in the tax law) is no later than a year from purchase of the annuity and substantially equal periodic payments are made, not less frequently than annually, during the annuity period; or

        - made with respect to certain annuities issued in connection with structured settlement agreements.

A similar penalty tax, applicable to distributions from certain qualified contracts, is discussed below.

AGGREGATION OF CONTRACTS


        In certain circumstances, the amount of an annuity payment or a withdrawal from a contract that is includible in income may be determined by combining some or all of the non-qualified contracts owned by an individual. For example, if a person purchases a contract offered by this Prospectus and also purchases at approximately the same time an immediate annuity, the IRS may treat the two contracts as one contract. Similarly, if a person transfers part of his interest in one annuity contract to purchase another annuity contract, the IRS might treat the two contracts as one contract. In addition, if a person purchases two or more deferred annuity contracts from the same insurance company (or its affiliates) during any calendar year, all such contracts will be treated as one contract. The effects of such aggregation are not always clear; however, it could affect the amount of a withdrawal or an annuity payment that is taxable and the amount which might be subject to the penalty tax described above. Consult your tax advisor for additional information.


Special tax provisions apply to qualified plans. Consult your tax advisor prior to using the contract with a qualified plan.


QUALIFIED RETIREMENT PLANS


        The contracts are also available for use in connection with certain types of retirement plans, including IRAs, which receive favorable treatment under the Code ("QUALIFIED PLANS"). Numerous special tax rules apply to the participants in qualified plans and to the contracts used in connection with qualified plans. Therefore, no attempt is made in this Prospectus to provide more than general information about use of the contract with the various types of qualified plans. Brief descriptions of various types of qualified plans in connection with which we may issue a contract are contained in Appendix E to this Prospectus. Appendix E also discusses certain potential tax consequences associated with the use of the contract with certain qualified plans, including IRAs, which should be considered by a purchaser. "In particular, as noted in Appendix E, the purchaser should consider the effects of the death benefit and payment enhancement on the income tax treatment of certain types of qualified plans, including IRAs. Persons intending to use the contract in connection with a qualified plan should consult a tax advisor.


        The tax rules applicable to qualified plans vary according to the type of plan and the terms and conditions of the plan itself. For example, for both withdrawals and annuity payments under certain qualified contracts, there may be no "investment in the contract" and the total amount received may be taxable. Also, loans from qualified contracts, where allowed, are subject to a variety of limitations, including restrictions as to the amount that may be borrowed, the duration of the loan, and the manner in which the loan must be repaid. (You should always consult your tax advisor and retirement plan fiduciary prior to exercising your loan privileges.) Both the amount of the contribution that may be made, and the tax deduction or exclusion that you may claim for that contribution, are limited under qualified plans.

        If the contract is used in connection with a qualified plan, the owner and annuitant must be the same individual. If a co-annuitant is named, all distributions made while the annuitant is alive must be made to the annuitant. Also, if a co-annuitant is named who is not the annuitant's spouse, the annuity options which are available may be limited, depending on the difference in ages between the annuitant and co-annuitant. Furthermore, the length of any guarantee period may be limited in some circumstances. Additionally, for contracts issued in connection with qualified plans subject to the Employee Retirement Income Security Act, the spouse or ex-spouse of the owner will have rights in the contract. In such a case, the owner may need the consent of the spouse or ex-spouse to change annuity options or make a withdrawal from the contract.

        In addition, special rules apply to the time at which distributions must commence and the form in which the distributions must be paid. For example, failure to comply with minimum distribution requirements applicable to qualified plans will result in the imposition of an excise tax. This excise tax generally equals 50% of the amount by which a minimum required distribution exceeds the actual distribution from the qualified plan. In the case of IRAs (other than Roth IRAs), distributions of minimum amounts (as specified in the tax law) must generally commence by April 1 of the calendar year following the calendar year in which the owner attains age 70-1/2. In the case of certain other qualified plans, distributions of such minimum amounts must generally commence by the later of this date or April 1 of the calendar year following the calendar year in which the employee retires.


        There is also a 10% penalty tax on the taxable amount of any distribution from certain qualified contracts. There are exceptions to this penalty tax which vary depending on the type of qualified plan. In the case of an "Individual Retirement Annuity" or an "IRA," exceptions provide that the penalty tax does not apply to a distribution:


        -       received on or after the contract owner reaches age 59-1/2,

        - received on or after the owner's death or because of the owner's disability (as defined in the tax law), or

        - made as a series of substantially equal periodic payments (not less frequently than annually) for the life (or life expectancy) of the owner or for the joint lives (or joint life expectancies) of the owner and designated beneficiary (as defined in the tax law).

These exceptions, as well as certain others not described herein, generally apply to taxable distributions from other qualified plans (although, in the case of plans qualified under Sections 401 and 403, the exception for substantially equal periodic payments applies only if the owner has separated from service). In addition, the penalty tax does not apply to certain distributions from IRAs which are used for qualified first time home purchases or for higher education expenses. Special conditions must be met to qualify for these two exceptions to the penalty tax. If you wish to take a distribution from an IRA for these purposes, you should consult your tax advisor.

        When issued in connection with a qualified plan, a contract will be amended as generally necessary to conform to the requirements of the plan. However, the rights of any person to any benefits under qualified plans may be subject to the terms and conditions of the plans themselves, regardless of the terms and conditions of the contract. In addition, we will not be bound by terms and conditions of qualified plans to the extent those terms and conditions contradict the contract, unless we consent.

DIRECT ROLLOVERS


         If the contract is used in connection with a retirement plan that is qualified under Sections 401(a), 403(a), or 403(b) of the Code, any "ELIGIBLE ROLLOVER DISTRIBUTION" from the contract will be subject to "direct rollover" and mandatory withholding requirements. An eligible rollover distribution generally is any taxable distribution from such qualified plans, excluding certain amounts such as (i) minimum distributions required under Section 401(a)(9) of the Code, (ii) certain distributions for life, life expectancy, or for 10 years or more which are part of a "series of substantially equal periodic payments," and (iii) certain hardship withdrawals.


         Under these requirements, Federal income tax equal to 20% of the eligible rollover distribution will be withheld from the amount of the distribution. Unlike withholding on certain other amounts distributed from the contract, discussed below, the owner cannot elect out of withholding with respect to an eligible rollover distribution. However, this 20% withholding will not apply if, instead of receiving the eligible rollover distribution, the person entitled to the distribution elects to have it directly transferred to certain qualified plans. Prior to receiving an eligible rollover distribution, a notice will be provided explaining generally the direct rollover and mandatory withholding requirements and how to avoid the 20% withholding by electing a direct rollover.

LOANS


Some qualified contracts have a loan feature.



         A loan privilege is available only to owners of contracts issued in connection with Section 403(b) retirement arrangements that are not subject to Title 1 of ERISA. The requirements and limitations governing the availability of loans, including the maximum amount that a participant may take as a loan, are subject to the rules in the Code, IRS regulations, and Company procedures in effect at the time a loan is made. Because the rules governing loans under section 403(b) contracts are complicated, you should consult your tax advisor before exercising the loan privilege. Failure to meet the requirements for loans may result in adverse income tax consequences to you. The loan agreement you sign will describe the restrictions and limitations applicable to the loan at the time you apply.



         Federal tax law also requires loans to be repaid in a certain manner and over a certain period of time. For example, loans generally are required to be repaid within 5 years (except in cases where the loan was used to acquire the principal residence of the plan participant), with repayments made at least quarterly and in substantially level amortized payments over the term of the loan. Interest will be charged on your loan amount. Failure to make a loan repayment when due will result in adverse income tax consequences to you.



         When you request a loan, we will reduce your investment in the investment accounts and transfer the amount of the loan to the "loan account," a part of our general account. You may designate the investment accounts from which the loan is to be withdrawn. Absent such a designation, the amount of the loan will be withdrawn from the investment accounts in accordance with the rules for making partial withdrawals (see "WITHDRAWALS"). When a loan is repaid, the appropriate amount of the repayment will be transferred from the loan account to the investment accounts. You may designate the investment accounts to which a repayment is to be allocated. Otherwise, the repayment will be allocated in the same manner as your purchase payments are currently being allocated.



         The amount of any unpaid loans will be deducted from the death benefit otherwise payable under the contract. In addition, loans, whether or not repaid, will have a permanent effect on the contract value because the investment results of the investment accounts will apply only to the unborrowed portion of the contract value. The longer a loan is unpaid, the greater the effect is likely to be. The effect could be favorable or unfavorable. If investment results are greater than the rate being credited on amounts held in your loan account while your loan is unpaid, your contract value will not increase as rapidly as it would have if no loan were unpaid. If investment results are below that rate, your contract value will be greater than it would have been had no loan been outstanding.

We may be required to withhold amounts from some payments for Federal income taxes.


FEDERAL INCOME TAX WITHHOLDING

         We will withhold and remit to the U.S. Government a part of the taxable portion of each distribution made under a contract unless the person receiving the distribution notifies us at or before the time of the distribution that he or she elects not to have any amounts withheld. In certain circumstances, we may be required to withhold tax. The withholding rates applicable to the taxable portion of periodic annuity payments are the same as the withholding rates generally applicable to payments of wages. In addition, the withholding rate applicable to the taxable portion of non-periodic payments (including withdrawals prior to the maturity date and rollovers from non-Roth IRAs to Roth
IRAs) is 10%. As discussed above, the withholding rate applicable to eligible rollover distributions is 20%.

                                 GENERAL MATTERS

We may advertise our investment performance.

PERFORMANCE DATA


         Each of the sub-accounts may quote total return figures in its advertising and sales materials. PAST PERFORMANCE FIGURES ARE NOT INTENDED TO INDICATE FUTURE PERFORMANCE OF ANY SUB-ACCOUNT. The sub-accounts may advertise both "standardized" and "non-standardized" total return figures. Standardized figures will include average annual total return figures for one, five and ten years, or from the inception date of the relevant sub-account of the Variable Account (if that period since inception is shorter than one of those periods). Non-standardized total return figures also may be quoted, including figures that do not assume redemption at the end of the time period. Non-standardized figures may also include total return numbers from the inception date of the portfolio or ten years, whichever period is shorter. Where the period since inception is less than one year, the total return quoted will be the aggregate return for the period.


         Average annual total return is the average annual compounded rate of return that equates a purchase payment to the market value of that purchase payment on the last day of the period for which the return is calculated. The aggregate total return is the percentage change (not annualized) that equates a purchase payment to the market value of such purchase payment on the last day of the period for which the return is calculated. For purposes of the calculations it is assumed that an initial payment of $1,000 is made on the first day of the period for which the return is calculated. For total return figures quoted for periods prior to the commencement of the offering of this contract, standardized performance data will be the historical performance of the Trust portfolio from the date the applicable sub-account of the Variable Account first became available for investment under other contracts that we offer, adjusted to reflect current contract charges. In the case of non-standardized performance, performance figures will be the historical performance of the Trust portfolio from the inception date of the portfolio (or in the case of the Trust portfolios created in connection with the merger of Manulife Series Fund, Inc. into the Trust, the inception date of the applicable predecessor Manulife Series Fund, Inc. portfolio), adjusted to reflect current contract charges.

ASSET ALLOCATION AND TIMING SERVICES

         We are aware that certain third parties are offering asset allocation and timing services in connection with the contracts. In certain cases we have agreed to honor transfer instructions from such asset allocation and timing services where we have received powers of attorney, in a form acceptable to us, from the contract owners participating in the service. However, the contract is not designed for professional market timing organizations or other entities or persons engaging in programmed, frequent or large exchanges (collectively, "market timers") to speculate on short-term movements in the market since such activity may be disruptive to the Trust portfolios and increase their transaction costs. Therefore, in order to prevent excessive use of the exchange privilege, we reserve the right to (a) reject or restrict any specific purchase and exchange requests and (b) impose specific limitations with respect to market timers, including restricting exchanges by market timers to certain variable investment options (transfers by market timers into or out of fixed investment options is not permitted). WE DO NOT ENDORSE, APPROVE OR RECOMMEND SUCH SERVICES IN ANY WAY AND YOU SHOULD BE AWARE THAT FEES PAID FOR SUCH SERVICES ARE SEPARATE FROM AND IN ADDITION TO FEES PAID UNDER THE CONTRACTS.

We pay broker-dealers to sell the contracts.

DISTRIBUTION OF CONTRACTS

         Manufacturers Securities Services, LLC ("MSS") is a Delaware limited liability company that is controlled by Manulife North America. We have a 10% equity interest in MSS. MSS is the principal underwriter and exclusive distributor of the contracts. MSS is also the investment adviser to the Trust. MSS is a broker-dealer registered under the Securities Exchange Act of 1934, is a member of the National Association of Securities Dealers and is duly appointed and licensed as our insurance agent. MSS is located at 73 Tremont Street, Boston, Massachusetts 02108.

         We have entered into an Underwriting and Distribution Agreement with MSS where we appointed MSS the principal underwriter and exclusive representative for the distribution of all insurance products and authorized MSS to enter into agreements with selling broker-dealers and general agents for the distribution of the products. Sales of the contracts will be made by registered representatives of broker-dealers authorized by us and MSS to sell the contracts. Those registered representatives will also be our licensed insurance agents.

CONTRACT OWNER INQUIRIES

         Your inquiries should be directed to our Annuity Service Office mailing address at The Manufacturers Life Insurance Company of New York, Annuity Service Office, P.O. Box 9013, Boston, MA 02205-9013.

CONFIRMATION STATEMENTS

         You will be sent confirmation statements for certain transactions in your account. You should carefully review these statements to verify their accuracy. Any mistakes should immediately be reported to our Annuity Service Office. If you fail to notify our Annuity Service Office of any mistake within 60 days of the mailing of the confirmation statement, you will be deemed to have ratified the transaction.

LEGAL PROCEEDINGS

         There are no legal proceedings to which the Variable Account is a party or to which the assets of the Variable Account are subject. Neither we nor MSS are involved in any litigation that is of material importance to either, or that relates to the Variable Account.




CANCELLATION OF CONTRACT

         We may, at our option, cancel a contract at the end of any three consecutive contract years in which no purchase payments by or on behalf of you have been made, if both:

         - the total purchase payments made for the contract, less any withdrawals, are less than $2,000; and

         - the contract value at the end of such three year period is less than $2,000.

We, as a matter of administrative practice, will attempt to notify you prior to such cancellation in order to allow you to make the necessary purchase payment to keep the contract in force.

VOTING INTEREST

         As stated above under "The Trust", we will vote shares of the Trust portfolios held in the Variable Account at the Trust's shareholder meetings according to voting instructions received from the persons having the voting interest under the contracts.

         Accumulation Period. During the accumulation period, the contract owner has the voting interest under a contract. The number of votes for each portfolio for which voting instructions may be given is determined by dividing the value of the investment account corresponding to the sub-account in which such portfolio shares are held by the net asset value per share of that portfolio.

         Pay-out Period. During the pay-out period, the annuitant has the voting interest under a contract. The number of votes as to each portfolio for which voting instructions may be given is determined by dividing the reserve for the contract allocated to the sub-account in which such portfolio shares are held by the net asset value per share of that portfolio.

         Generally, the number of votes tends to decrease as annuity payments progress since the amount of reserves attributable to a contract will usually decrease after commencement of annuity payments. We will determine the number of portfolio shares for which voting instructions may be given not more than 90 days prior to the meeting.

                                   APPENDIX A

                                  SPECIAL TERMS

         The following terms as used in this Prospectus have the indicated meanings:

         Accumulation Period - The period between the issue date of the contract and the maturity date of the contract. During this period, purchase payments are typically made to the contract by the owner.

         Accumulation Unit - A unit of measure that is used to calculate the value of the variable portion of the contract before the maturity date.

         Annuitant - Any natural person or persons to whom annuity payments are made and whose life is used to determine the duration of annuity payments involving life contingencies. If the contract owner names more than one person as an "annuitant," the second person named is referred to as "co-annuitant." The "annuitant" and "co-annuitant" are referred to collectively as "annuitant." The "annuitant" is as designated on the contract specification page or in the application, unless changed.

         Annuity Unit - A unit of measure that is used after the maturity date to calculate variable annuity payments.

         Annuity Option - The method selected by the contract owner (or as specified in the contract if no selection is made) for annuity payments made by us.

         Annuity Service Office - The mailing address of our service office is P.O. Box 9013, Boston, Massachusetts 02205-9013

         Annuity Unit - A unit of measure that is used after the maturity date to calculate variable annuity payments.

         Beneficiary - The person, persons or entity entitled to the death benefit under the contract upon the death of a contract owner or, in certain circumstances, an annuitant. The beneficiary is as specified in the application, unless changed. If there is a surviving contract owner, that person will be the beneficiary.

         Business Day - Any day on which the New York Stock Exchange is open for business and the net asset value of a Trust portfolio may be determined.

         The Code - The Internal Revenue Code of 1986, as amended.

         Contingent Beneficiary - The person, persons or entity to become the beneficiary if the beneficiary is not alive. The contingent beneficiary is as specified in the application, unless changed.

         Contract Value - The total of the investment account values and, if applicable, any amount in the loan account attributable to the contract.

         Contract Year - The period of twelve consecutive months beginning on the date as of which the contract is issued, or any anniversary of that date.

         Debt - Any amounts in the loan account attributable to the contract plus any accrued loan interest. The loan provision is applicable to certain qualified contracts only.

         Due Proof of Death - Due Proof of Death is required upon the death of the contract owner or annuitant, as applicable. One of the following must be received at the Annuity Service Office within one year of the date of death:

         (a)      A certified copy of a death certificate;

         (b) A certified copy of a decree of a court of competent jurisdiction as to the finding of death; or

         (c)      Any other proof satisfactory to us.

Death benefits will be paid within 7 days of receipt of due proof of death and all required claim forms at our Annuity Service Office.

         Fixed Annuity - An annuity option with payments the amount of which we guarantee.

         General Account - All of our assets other than assets in separate accounts such as the Variable Account.

         Investment Account - An account we establish for you which represents your interest in an investment option during the accumulation period.

         Investment Account Value - The value of a contract owner's investment in an investment account.


         Investment Options - The investment choices available to contract owners.


         Loan Account - The portion of our general account that is used for collateral for a loan.

         Market Value Charge - A charge that may be assessed if amounts are withdrawn or transferred from the three, five or seven year investment options prior to the end of the interest rate guarantee period.

         Maturity Date - The date on which the pay-out period commences and we begin to make annuity benefit payments to the annuitant. The maturity date is the date specified on the contract specifications page, unless changed.

         Non-Qualified Contracts - Contracts which are not issued under qualified plans.

         Owner or Contract Owner - The person, persons (co-owner) or entity entitled to all of the ownership rights under the contract. References in this Prospectus to contract owners are typically by use of "you." The owner has the legal right to make all changes in contractual designations where specifically permitted by the contract. The owner is as specified in the application, unless changed.

         Pay-out Period - The period when we make annuity benefit payments to you.

         Portfolio or Trust Portfolio - A separate investment portfolio of the Trust, a mutual fund in which the Variable Account invests, or of any successor mutual fund.

         Purchase Payment - An amount paid by a contract owner to us as consideration for the benefits provided by the contract.

         Qualified Contracts - Contracts issued under qualified plans.

         Qualified Plans - Retirement plans which receive favorable tax treatment under Section 401, 403, 408 or 408A of the Code.

         Separate Account - A segregated account of ours that is not commingled with our general assets and obligations.

         Sub-Account(s) - One or more of the sub-accounts of the Variable Account. Each sub-account is invested in shares of a different Trust portfolio.

         Unpaid Loans - The unpaid amounts (including any accrued interest) of loans some contract owners may have taken from us, using certain qualified contracts as collateral.

         Valuation Period - Any period from one business day to the next, measured from the time on each business day that the net asset value of each portfolio is determined.

         Variable Account - Is a separate account of ours.

         Variable Annuity - An annuity option with payments which: (1) are not predetermined or guaranteed as to dollar amount, and (2) vary in relation to the investment experience of one or more specified sub-accounts.

                                   APPENDIX B

                      TABLE OF ACCUMULATION UNIT VALUES FOR
                    CONTRACTS DESCRIBED IN THIS PROSPECTUS(A)


SUB-ACCOUNT                                      UNIT VALUE AT            UNIT VALUE AT           NUMBER OF UNITS
                                                START OF YEAR(B)           END OF YEAR              END OF YEAR
-----------                                     ----------------           -----------              -----------
Internet Technologies
     2000                                          $12.500000               $ 6.965644              127,777.856
Pacific Rim Emerging Markets
     1999                                          $12.500000               $12.359297               49,612.472
     2000                                           12.359297                 9.217819              136,877.009
Science & Technology
     1999                                          $12.500000               $37.943261              190,914.612
     2000                                           37.660683                24.672266              684,285.529
International Small Cap
     1999                                          $12.500000               $26.974754               32,991.316
     2000                                           26.974754                 18.84417              163,214.007
Aggressive Growth
     1999                                          $12.500000               $16.628126               88,069.743
     2000                                           16.628126                16.889157              470,760.232
Emerging Small Company
     1999                                          $12.500000               $24.610648               28,217.505
     2000                                           24.610648                23.225958              140,786.687
Small Company Blend
     1999                                          $12.500000               $15.922213               27,581.879
     2000                                           15.922213                12.601917               123,969.78
Dynamic Growth
     2000                                          $12.500000                $7.906976              241,010.919
Mid Cap Stock
     1999                                          $12.500000               $12.483520               60,538.438
     2000                                           12.483520                11.821790              168,534.847
All Cap Growth
     1999                                          $12.500000               $27.113084              107,417.572
     2000                                           27.113084                23.852189              477,236.001
Overseas
     1999                                          $12.500000               $17.044524               50,910.958
     2000                                           17.044524                13.661286              247,770.757
International Stock
     1999                                          $12.500000               $18.338932               21,852.045
     2000                                           18.338932                 15.08785               124,425.66
International Value
     1999                                          $12.500000               $12.860110               29,546.092
     2000                                           12.860110                11.862293              106,685.205
Capital Appreciation
     2000                                          $12.500000               $10.945558                   91.361
Strategic Opportunities(C)
     1999                                          $12.500000               $39.416089               84,730.840
     2000                                           39.416089                36.392717              191,970.513
Global Equity
     1999                                          $12.500000               $24.633827               38,003.587
     2000                                           24.633827                 27.25396               88,244.153
Growth
     1999                                          $12.500000               $28.060585               59,898.278
     2000                                           28.060585                20.120816              253,991.556
Large Cap Growth
     1999                                          $12.500000               $28.465074               87,649.390
     2000                                           28.465074                24.071737              302,094.407

Quantitative Equity
     1999                                          $12.500000               $24.202942               22,972.748
     2000                                           24.202942                25.371611              105,670.483
Blue Chip Growth
     1999                                          $12.500000               $25.568866              226,749.926
     2000                                           25.568866                24.518135              709,637.687
Real Estate Securities
     1999                                          $12.500000               $11.174188                6,162.684
     2000                                           11.174188                13.852028               24,649.337
Small Company Value
     1999                                          $12.500000               $11.904646               37,963.395
     2000                                           11.904646                12.436171               81,120.416
Value
     1999                                          $12.500000               $13.987433               29,886.713
     2000                                           13.987433                17.182340               87,688.534
Tactical Allocation
     2000                                          $12.500000               $11.989936               59,878.775
Growth & Income
     1999                                          $12.500000               $38.655938              306,537.047
     2000                                           38.655938                35.404552              748,594.934
U.S. Large Cap Value
     1999                                          $12.500000               $12.721279              110,817.291
     2000                                           12.721279                 12.89413              345,813.941
Equity-Income
     1999                                          $12.500000               $22.487758              119,864.541
     2000                                           22.487758                25.057453              245,151.424
Income & Value
     1999                                          $12.500000               $22.230152               34,370.923
     2000                                           22.230152                23.004542               62,605.285
Balanced
     1999                                          $12.500000               $15.962370               36,237.361
     2000                                           15.962370                14.272291               73,985.020
High Yield
     1999                                          $12.500000               $14.993652               26,298.259
     2000                                           14.993652                13.459828               77,834.067
Strategic Bond
     1999                                          $12.500000               $14.602672               37,068.994
     2000                                           14.602672                15.463354               94,268.974
Global Bond
     1999                                          $12.500000               $19.632749                6,544.205
     2000                                           19.632749                19.685989               21,353.696
Total Return
     1999                                          $12.500000               $12.255674               78,135.381
     2000                                           12.255674                13.404017              268,255.513
Investment Quality Bond
     1999                                          $12.500000               $19.039807               19,293.016
     2000                                           19.039807                20.541376               75,587.715
Diversified Bond
     1999                                          $12.500000               $18.002047               17,159.783
     2000                                           18.002047                19.585192               55,436.613
U.S. Government Securities
     1999                                          $12.500000               $18.286918               23,761.010
     2000                                           18.286918                19.993612               93,941.753
Money Market
     1999                                          $12.500000               $16.291417              247,891.481
     2000                                           16.291417                17.010114              616,943.137

Small Cap Index
     2000                                          $12.500000               $11.596178                9,272.654
International Index
     2000                                          $12.500000               $11.167069                1,878.299
Mid Cap Index
     2000                                          $12.500000               $13.271787                7,386.215
Total Stock Market Index
     2000                                          $12.500000               $11.142088               14,525.854
500 Index
     2000                                          $12.500000               $11.200577               61,502.155
Lifestyle Aggressive 1000
     1999                                          $12.500000               $15.974195               15,601.680
     2000                                           15.974195                14.948006               79,695.405
Lifestyle Growth 820
     1999                                          $12.500000               $16.893101              105,797.527
     2000                                           16.893101                16.162371              188,794.915
Lifestyle Balanced 640
     1999                                          $12.500000               $16.257312               94,609.451
     2000                                           16.257312                16.437657              202,931.214
Lifestyle Moderate 460
     1999                                          $12.500000               $16.142259               23,104.290
     2000                                           16.142259                16.596254               55,439.137
Lifestyle Conservative 280
     1999                                          $12.500000               $15.439823               22,992.739
     2000                                           15.439823                16.397834               42,062.684


(A)      For the TABLE OF ACCUMULATION UNIT VALUES for Ven 9 contracts see
         Appendix D.


(B) Units under this series of contracts were first credited under the sub-accounts on May 1, 1999 except in the case of:



                  The Internet Technologies, Dynamic Growth, Tactical Allocation, Small Cap Index, International Index, Mid Cap Index, Total Stock Market Index and 500 Index where units were first credited on May 1, 2000; and



                  The Capital Appreciation Trust where units were first credited on November 1, 2000.



(C)      Formerly, the Mid Cap Blend Trust.

                                   APPENDIX C

                  EXAMPLES OF CALCULATION OF WITHDRAWAL CHARGE


           (ASSUMING THE OPTIONAL PAYMENT ENHANCEMENT IS NOT ELECTED)


Example 1 - Assume a single payment of $50,000 is made into the contract, no transfers are made, no additional payments are made and there are no partial withdrawals. The table below illustrates four examples of the withdrawal charges that would be imposed if the contract is completely withdrawn, based on hypothetical contract values.

                               HYPOTHETICAL      WITHDRAWAL AMOUNT WITHOUT        PAYMENTS
      CONTRACT YEAR           CONTRACT VALUE             CHARGES                 LIQUIDATED               WITHDRAWAL CHARGE
      -------------           --------------             -------                 ----------               -----------------
                                                                                                       PERCENT          AMOUNT
                                                                                                       -------          ------
            2                     55,000                  5,000(a)                 50,000                6%              3,000
            4                     50,500                  5,000(b)                 45,500                5%              2,275
            6                     60,000                 10,000(c)                 50,000                3%              1,500
            8                     70,000                 20,000(d)                 50,000                0%                  0

(a) During any contract year the amount that may be withdrawn without withdrawal charges is the greater of accumulated earnings, or 10% of the total payments made under the contract less any prior partial withdrawals in that contract year. In the second contract year the earnings under the contract and 10% of payments both equal $5,000. Consequently, on total withdrawal $5,000 is withdrawn without withdrawal charges, the entire $50,000 payment is liquidated and the withdrawal charge is assessed against such liquidated payment (contract value less withdrawal amount without charges).

(b) In the example for the fourth contract year, the accumulated earnings of $500 is less than 10% of payments, therefore the amount that may be withdrawn without charges is equal to 10% of payments ($50,000 X 10% = $5,000) and the withdrawal charge is only applied to payments liquidated (contract value less withdrawal amount without charges).

(c) In the example for the sixth contract year, the accumulated earnings of $10,000 is greater than 10% of payments ($5,000), therefore the amount that may be withdrawn without charges is equal to the accumulated earnings of $10,000 and the withdrawal charge is applied to the payments liquidated (contract value less withdrawal amount without charges).

(d) There is no withdrawal charge on any payments liquidated that have been in the contract for at least 7 years.

Example 2 - Assume a single payment of $50,000 is made into the contract, no transfers are made, no additional payments are made and there are a series of four partial withdrawals made during the third contract year of $2,000, $5,000, $7,000, and $8,000.

        HYPOTHETICAL           PARTIAL WITHDRAWAL       WITHDRAWAL AMOUNT           PAYMENTS
       CONTRACT VALUE              REQUESTED             WITHOUT CHARGES           LIQUIDATED         WITHDRAWAL CHARGE
       --------------              ---------             ---------------           ----------         -----------------
                                                                                                    PERCENT        AMOUNT
                                                                                                    -------        ------
           65,000                    2,000                  15,000(a)                    0             5%             0

           49,000                    5,000                   3,000(b)                2,000             5%           100

           52,000                    7,000                   4,000(c)                3,000             5%           150

           44,000                    8,000                       0(d)                8,000             5%           400



(a) The amount that can be withdrawn without withdrawal charges during any contract year is the greater of the contract value less the unliquidated payments (accumulated earnings), or 10% of payments less 100% of all prior withdrawals in that contract year. For the first example, accumulated earnings of $15,000 is the amount that can be withdrawn without withdrawal charges since it is greater than 10% of payments less prior withdrawals ($5,000-0). The amount requested ($2,000) is less than the amount that can be withdrawn without withdrawal charges so no payments are liquidated and no withdrawal charge applies.

(b) The contract has negative accumulated earnings ($49,000-$50,000), so the amount that can be withdrawn without withdrawal charges is limited to 10% of payments less all prior withdrawals. Since $2,000 has already been withdrawn in the current contract year, the remaining amount that can be withdrawn without withdrawal charges withdrawal during the third contract year is $3,000. The $5,000 partial withdrawal will consist of $3,000 that can be withdrawn without withdrawal charges, and the remaining $2,000 will be subject to a withdrawal charge and result in payments being liquidated. The remaining unliquidated payments are $48,000.

(c) The contract has increased in value to $52,000. The unliquidated payments are $48,000 so the accumulated earnings are $4,000, which is greater than 10% of payments less prior withdrawals ($5,000-$2,000-$5,000 less than 0). Hence the amount that can be withdrawn without withdrawal charges is $4,000. Therefore, $3,000 of the $7,000 partial withdrawal will be subject to a withdrawal charge and result in payments being liquidated. The remaining unliquidated payments are $45,000.

(d) The amount that can be withdrawn without withdrawal charges is zero since the contract has negative accumulated earnings ($44,000-$45,000) and the full 10% of payments ($5,000) has already been withdrawn. The full amount of $8,000 will result in payments being liquidated subject to a withdrawal charge. At the beginning of the next contract year the full 10% of payments would be available again for withdrawal requests during that year.

                                   APPENDIX D

                                 PRIOR CONTRACTS

         The Company has a class of variable annuity contract which is no longer being issued but under which purchase payments may continue to be made ("PRIOR CONTRACT" or "VEN 9 CONTRACTS"), which were sold during the period from March, 1992 until May, 1999.

         The principal differences between the contract offered by this Prospectus and the prior contract relate to:

         -        the fixed investment options available under the contracts,

         - a minimum interest rate to be credited for any guarantee period under the fixed portion of the contracts,

         -        the charges made by us, and

         -        the death benefit provisions.

FIXED INVESTMENT OPTIONS

         The investment options under the prior contract differ as follows from the investment options described in this Prospectus. The prior contract allows for investments in one, three and six year fixed account investments options. The contract described in this prospectus allows for investments in one, three, five and seven year fixed account investment options and a six month DCA fixed account investment option and a twelve month DCA fixed account investment option.

FIXED ACCOUNT MINIMUM INTEREST GUARANTEE

         The minimum interest rate to be credited for any guarantee period under the fixed portion of the prior contract is 4%.


OPTIONAL PAYMENT ENHANCEMENT

         The Optional Payment Enhancement is not available for prior contracts.

MARKET VALUE CHARGE

         The market value charge under the prior contract differs in the following respects from the market value charge under the contract described in this Prospectus:

         For purposes of calculating the market value adjustment factor the maximum difference between "B" and "A" will be 3%. The adjustment factor will never be greater than 2x(A-4%) and never less than zero. ("A" is the guaranteed interest rate on the investment account. "B" is the guaranteed interest rate available, on the date the request is processed, for amounts allocated to a new investment account with the same length of guarantee period as the investment account from which the amounts are being withdrawn.)

         There will be no market value charge on withdrawals from the fixed account investment options in the following situations:

         -        death of the annuitant;

         -        amounts withdrawn to pay fees or charges;

         - amounts withdrawn from three and six year investment accounts within one month prior to the end of the guarantee period; and

         - amounts withdrawn in any year that do not exceed 10% of total purchase payments less any prior partial withdrawals in that contract year.

         Notwithstanding application of the foregoing formula, in no event will the market value charge (i) exceed the earnings attributable to the amount withdrawn from an investment account, (ii) together with any withdrawal charges for an investment account be greater than 10% of the amount transferred or withdrawn, or (iii) reduce the amount payable on withdrawal or transfer below the amount required under the non-forfeiture laws of the state with jurisdiction over the contract. The cumulative effect of the market value and withdrawal charges (or the effect of the withdrawal charge itself) could, however, result in an owner receiving total withdrawal proceeds of less than the owner's purchase payments.

WITHDRAWAL CHARGES

         The withdrawal charges under the prior contract differ from the withdrawal charges described in this Prospectus.

PRIOR CONTRACT WITHDRAWAL CHARGE

         If a withdrawal is made from the contract before the maturity date, a withdrawal charge (contingent deferred sales charge) may be assessed against amounts withdrawn attributable to purchase payments that have been in the contract less than six complete contract years. There is never a withdrawal charge with respect to earnings accumulated in the contract, certain other amounts available without withdrawal charges described below or purchase payments that have been in the contract more than six complete contract years. In no event may the total withdrawal charges exceed 6% of the amount invested. The amount of the withdrawal charge and when it is assessed is discussed below:

         1. Each withdrawal from the contract is allocated first to the "amounts available without withdrawal charges" and second to "unliquidated purchase payments". In any contract year, the amounts available without withdrawal charges for that year is the greater of (1) the excess of the contract value on the date of withdrawal over the unliquidated purchase payments (the accumulated earnings on the contract) or (2) 10% of total purchase payments less any prior partial withdrawals in that year. Withdrawals allocated to the amounts available without withdrawal charges may be withdrawn without the imposition of a withdrawal charge.

         2. If a withdrawal is made for an amount in excess of the amounts available without withdrawal charges, the excess will be allocated to purchase payments which will be liquidated on a first-in first-out basis. On any withdrawal request, the Company will liquidate purchase payments equal to the amount of the withdrawal request which exceeds the amounts available without withdrawal charges in the order such purchase payments were made: the oldest unliquidated purchase payment first, the next purchase payment second, etc. until all purchase payments have been liquidated.

         3. Each purchase payment or portion thereof liquidated in connection with a withdrawal request is subject to a withdrawal charge based on the length of time the purchase payment has been in the contract. The amount of the withdrawal charge is calculated by multiplying the amount of the purchase payment being liquidated by the applicable withdrawal charge percentage obtained from the table below.

             NUMBER OF COMPLETE YEARS
                PURCHASE PAYMENT IN                WITHDRAWAL CHARGE
                     CONTRACT                          PERCENTAGE
                     --------                          ----------
                         0                                 6%
                         1                                 6%
                         2                                 5%
                         3                                 4%
                         4                                 3%
                         5                                 2%
                         6+                                0%

The total withdrawal charge will be the sum of the withdrawal charges for the purchase payments being liquidated.

         4. The withdrawal charge is deducted from the contract value remaining after the contract owner is paid the amount requested, except in the case of a complete withdrawal when it is deducted from the amount otherwise payable. In the case of a partial withdrawal, the amount requested from an investment account may not exceed the value of that investment account less any applicable withdrawal charge.

         5. There is no withdrawal charge on distributions made as a result of the death of the annuitant or contract owner and no withdrawal charges are imposed on the maturity date if the contract owner annuitizes as provided in the contract.

ADMINISTRATION FEES

         The prior contract makes no provision for the waiver of the $30 annual administration fee when prior to the maturity date the contract value equals or exceeds $100,000 at the time of the fee's assessment.

DEATH BENEFIT PROVISIONS

Prior Contract Death Benefit Provisions

         The provisions governing the death benefit prior to the maturity date under the prior contract are as follows:

         Death of Annuitant who is not the Contract Owner. The Company will pay the minimum death benefit, less any debt, to the beneficiary if the contract owner is not the annuitant and the annuitant dies before the contract owner and before the maturity date. If there is more than one such annuitant, the minimum death benefit will be paid on the death of the last surviving co-annuitant. The minimum death benefit will be paid either as a lump sum or in accordance with any of the annuity options available under the contract. An election to receive the death benefit under an annuity option must be made within 60 days after the date on which the death benefit first becomes payable. Rather than receiving the minimum death benefit, the beneficiary may elect to continue the contract as the new contract owner. (In general, a beneficiary who makes such an election will nonetheless be treated for Federal income tax purposes as if he had received the minimum death benefit.)

         Death of Annuitant who is the Contract Owner. The Company will pay the minimum death benefit, less any debt, to the beneficiary if the contract owner is the annuitant, dies before the maturity date and is not survived by a co-annuitant. If the contract is a non-qualified contract, the contract owner is the annuitant and the contract owner dies before the maturity date survived by a co-annuitant, the Company, instead of paying the minimum death benefit to the beneficiary, will pay to the successor owner an amount equal to the amount payable on total withdrawal without reduction for any withdrawal charge. If the contract is a non-qualified contract, distribution of the minimum death benefit to the beneficiary (or of the amount payable to the successor owner) must be made within five years after the owner's death. If the beneficiary or successor owner, as appropriate, is an individual, in lieu of distribution within five years of the owner's death, distribution may be made as an annuity which begins within one year of the owner's death and is payable over the life of the beneficiary (or the successor owner) or over a period not in excess of the life expectancy of the beneficiary (or the successor owner). If the owner's spouse is the beneficiary (or the successor owner, as appropriate) that spouse may elect to continue the contract as the new owner in lieu of receiving the distribution. In such a case, the distribution rules applicable when a contract owner dies generally will apply when that spouse, as the owner, dies.

         Death of Owner who is not the Annuitant. If the owner is not the annuitant and dies before the maturity date and before the annuitant, the successor owner (the person, persons or entity to become the owner if the owner dies prior to the maturity date) will become the owner of the contract. If the contract is a non-qualified contract, an amount equal to the amount payable on total withdrawal, without reduction for any withdrawal charge, will be paid to the successor owner. Distribution of that amount to the successor owner must be made within five years of the owner's death. If the successor owner is an individual, in lieu of distribution within five years of the owner's death, distribution may be made as an annuity which begins within one year of the owner's death and is payable over the life of the successor owner (or over a period not greater than the successor owner's life expectancy). If the owner's spouse is the successor owner, that spouse may elect to continue the contract as the new contract owner in lieu of receiving the distribution. In such a case, the distribution rules applicable when a contract owner dies generally will apply when that spouse, as the owner, dies. If there is more than one owner, distribution will occur upon the death of any owner. If both owners are individuals, distribution will be made to the remaining owner rather than to the successor owner.

         Entity as Owner. In the case of a non-qualified contract which is not owned by an individual (for example, a non-qualified contract owned by a corporation or a trust), the special rules stated in this paragraph apply. For purposes of distributions of death benefits before the maturity date, any annuitant will be treated as the owner of the contract, and a change in the annuitant or any co-annuitant shall be treated as the death of the owner. In the case of distributions which result from a change in an annuitant when the annuitant does not actually die, the amount distributed will be reduced by charges which would otherwise apply upon withdrawal.

         If the contract is a non-qualified contract and there is both an individual and a non-individual contract owner, death benefits must be paid as provided in the contract upon the death of any annuitant, a change in any annuitant, or the death of any individual contract owner, whichever occurs earlier.

         If the annuitant dies on or prior to the first month following his or her 85th birthday, the minimum death benefit is as follows: during the first contract year, the minimum death benefit is the greater of: (a) the contract value on the date due proof of death and all required claim forms are received at the Company's Annuity Service Office, or (b) the sum of all purchase payments made, less any amount deducted in connection with partial withdrawals. Except as provided below, during any subsequent contract year, the minimum death benefit will be the greater of: (a) the contract value on the date due proof of death and all required claim forms are received at the Company's Annuity Service Office, or (b) the minimum death benefit determined in accordance with these provisions as of the last day of the previous contract year plus any purchase payments made and less any amount deducted in connection with partial withdrawals since then. If the annuitant dies after the first of the month following his or her 85th birthday, the minimum death benefit is the greater of:
(a) the contract value on the date due proof of death and all required claim forms are received at the

Company's Annuity Service Office, or (b) the excess of the sum of all purchase payments less the sum of any amounts deducted in connection with partial withdrawals.

         Death benefits will be paid within seven days of receipt of due proof of death and all required claim forms at the Company's Annuity Service Office, subject to postponement under the same circumstances that payment of withdrawals may be postponed.

OTHER CONTRACT PROVISIONS

Annuity Tables Assumed Interest Rate

         A 4% assumed interest rate is built into the annuity tables in the prior contract used to determine the first variable annuity payment to be made under that contract.

Beneficiary

         Under the prior contract certain provisions relating to beneficiary are as follows:

         The beneficiary is the person, persons or entity designated in the application or as subsequently named. The beneficiary may be changed during the lifetime of the annuitant subject to the rights of any irrevocable beneficiary. Any change must be made in writing, approved by the Company and if approved, will be effective as of the date on which written. The Company assumes no liability for any payments made or actions taken before the change is approved. Prior to the maturity date, if no beneficiary survives the annuitant, the contract owner or the contract owner's estate will be the beneficiary. The interest of any beneficiary is subject to that of any assignee. In the case of certain qualified contracts, regulations promulgated by the Treasury Department prescribe certain limitations on the designation of a beneficiary.

                        TABLE OF ACCUMULATION UNIT VALUES

                                 Ven 9 Contracts


SUB-ACCOUNT                                      UNIT VALUE AT             UNIT VALUE AT         NUMBER OF UNITS
                                                START OF YEAR(A)            END OF YEAR            END OF YEAR
-----------                                     ----------------            -----------            -----------
Internet Technologies
     2000                                         $ 12.500000               $ 6.965644              112,137.097
Pacific Rim Emerging Markets
     1997                                         $ 12.500000               $ 8.180904               51,443.657
     1998                                            8.180904                 7.695249              137,388.667
     1999                                            7.695249                12.359297              314,806.513
     2000                                           12.359297                 9.217819              236,606.704
Science & Technology
     1997                                         $ 12.500000               $13.647195              413,150.058
     1998                                           13.647195                19.287390              932,323.295
     1999                                           19.287390                37.943261            1,883,524.507
     2000                                           37.943261                24.672266            1,874,341.902
International Small Cap
     1996                                         $ 12.500000               $13.493094              365,317.719
     1997                                           13.493094                13.410016              510,488.164
     1998                                           13.410016                14.792077              605,535.112
     1999                                           14.792077                26.974754              665,832.925
     2000                                           26.974754                18.844170              582,580.633
Aggressive Growth
    1997                                          $ 12.500000               $12.327066              188,114.289
    1998                                            12.327066                12.680777              319,349.201
    1999                                            12.680777                16.628126              302,621.031
    2000                                            16.628126                16.889157              548,723.036
Emerging Small Company
     1997                                         $ 12.500000               $14.574077              207,223.803
     1998                                           14.574077                14.381705              346.294.546
     1999                                           14.381705                24.610648              391,437.694
     2000                                           24.610648                23.225958              430,974.485
Small Company Blend
     1999                                         $ 12.500000               $15.922213               59,731.393
     2000                                           15.922213                12.601917                86977.146
Dynamic Growth
     2000                                         $ 12.500000               $ 7.906976              183,454.471
Mid Cap Stock
     1999                                         $ 12.500000               $12.483520               38,226.383
     2000                                           12.483520                11.821790               75,070.608
All Cap Growth
     1996                                         $ 12.500000               $13.215952              746,253.254
     1997                                           13.215952                15.020670            1,211,554.866
     1998                                           15.020670                19.002856            1,574,134.909

    >

     1999                                           19.002856                27.113084            1,684,077.273
     2000                                           27.113084                22.852189            1,728,272.545
Overseas
     1995                                         $ 10.000000               $10.554228              419,354.257
     1996                                           10.554228                11.718276            1,080,586.010
     1997                                           11.718276                11.545714            1,405,066.785
     1998                                           11.545714                12.290162            1,517,773.810
     1999                                           12.290162                17.044524            1,468,158.585
     2000                                           17.044524                13.661286            1,468,316.570
International Stock
     1997                                         $ 12.500000               $12.652231              131,727.457
     1998                                           12.652231                14.337171              203,765.303
     1999                                           14.337171                18.338932              235,697.859
     2000                                           18.338932                15.087850              294,511.451
International Value
     1999                                         $ 12.500000               $12.860110               17,703.921
     2000                                           12.860110                11.862293                26,032.11

SUB-ACCOUNT                                      UNIT VALUE AT             UNIT VALUE AT         NUMBER OF UNITS
                                                START OF YEAR(A)            END OF YEAR            END OF YEAR
-----------                                     ----------------            -----------            -----------
Capital Appreciation
     2000                                         $ 12.500000               $10.945558                  698.624
Strategic Opportunities (B)
     1992                                         $ 12.164069               $13.143309               17,805.389
     1993                                           13.143309                15.075040              532,797.733
     1994                                           15.075040                14.786831            1,212,483.594
     1995                                           14.786831                20.821819            1,680,197.930
     1996                                           20.821819                24.664354            2,439,815.649
     1997                                           24.664354                29.002593            2,655,387.874
     1998                                           29.002593                31.289551            2,769,527.565
     1999                                           31.289551                39.416089            2,642,361.432
     2000                                           39.416089                36.392717            2,277,267.274
Global Equity
     1992                                         $ 11.383722               $11.790318               21,242.936
     1993                                           11.790318                15.450341              701,425.817
     1994                                           15.450341                15.500933            1,612,831.628
     1995                                           15.500933                16.459655            1,679,042.917
     1996                                           16.495655                18.276450            1,955,863.791
     1997                                           18.276450                21.770913            2,090,810.929
     1998                                           21.770913                24.098970            2,205,244.249
     1999                                           24.098970                24.633827            2,118,412.809
     2000                                           24.633827                27.253960            1,763,566.925
Growth
     1996                                         $ 12.500000               $13.727312              140,312.944
     1997                                           13.727312                16.968111              426,278.047
     1998                                           16.968111                20.739989              694,841.738
     1999                                           20.739989                28.060585            1,007,470.923
     2000                                           28.060585                20.120816            1,019,261.508
Large Cap Growth
     1992                                         $ 11.349900               $11.623893                6,314.930
     1993                                           11.623893                12.642493              220,581.039
     1994                                           12.642493                12.381395              395,570.370
     1995                                           12.381395                14.990551              463,740.240
     1996                                           14.990551                16.701647              600,271.664
     1997                                           16.701647                19.614359              608,297.523
     1998                                           19.614359                23.040505              594,195.179
     1999                                           23.040505                28.465074              671,016.958
     2000                                           28.465074                24.071737              690,340.272
Quantitative Equity
     1997                                         $ 12.500000               $16.107191              110,561.698
     1998                                           16.107191                20.068624              242,026.359
     1999                                           20.068624                24.202942              454,400.238
     2000                                           24.202942                25.371611              503,251.402
Blue Chip Growth
     1992                                         $ 10.000000               $ 9.923524              105,743.980
     1993                                            9.923524                 9.413546              605,012.548
     1994                                            9.413546                 8.837480            1,049,124.977
     1995                                            8.837480                11.026969            1,318,608.463
     1996                                           11.026969                13.688523            1,623,697.582
     1997                                           13.688523                17.134232            2,353,640.317
     1998                                           17.134232                21.710674            3,184,929.266
     1999                                           21.710674                25.568866            3,865,926.158
     2000                                           25.568866                24.518135            3,714,374.264

Real Estate Securities
     1997                                         $ 12.500000               $14.949140              152,109.301
     1998                                           14.949140                12.317190              251,203.724
     1999                                           12.317190                11.174188              222,156.017
     2000                                           11.174188                13.852028              244,902.987
Small Company Value
     1997                                         $12.5000000               $11.898363                      [?]
     1998                                           11.898363                11.178700              257,438.611
     1999                                           11.178700                11.904646              234,536.726
     2000                                           11.904646                12.436171              217,380.833
Value
     1997                                          $12.500000               $15.057118              262,613.990
     1998                                           15.057118                14.591878              557,129.589
     1999                                           14.591878                13.987433              483,257.114
     2000                                           13.987433                17.182340              421,034.624

SUB-ACCOUNT                                      UNIT VALUE AT             UNIT VALUE AT         NUMBER OF UNITS
                                                START OF YEAR(A)            END OF YEAR            END OF YEAR
-----------                                     ----------------            -----------            -----------
Tactical Allocation
     2000                                         $ 12.500000               $11.989936               22,537.134
Growth & Income
     1992                                         $ 11.490066               $11.927411               33,716.020
     1993                                           11.927411                12.893007              753,734.211
     1994                                           12.893007                13.076664            1,298,075.564
     1995                                           13.076664                16.660889            1,702,726.488
     1996                                           16.660889                20.178770            2,601,497.610
     1997                                           20.178770                26.431239            3,402,510.675
     1998                                           26.431239                32.976967            4,327,967.912
     1999                                           32.976967                38.655938            5,082,495.232
     2000                                           38.655938                35.404552            4,397,852.354
U.S. Large Cap Value
     1999                                         $ 12.500000               $12.721279              288,136.975
     2000                                           12.721279                12.894130              154,186.027
Equity-Income
     1993                                         $ 10.000000               $11.175534            1,087,538.574
     1994                                           11.175534                11.107620            2,147,059.046
     1995                                           11.107620                13.548849            2,700,623.434
     1996                                           13.548849                16.011513            3,362,755.333
     1997                                           16.011513                20.479412            3,793,616.601
     1998                                           20.479412                22.054902            4,109,128.664
     1999                                           22.054902                22.487758            3,820,578.295
     2000                                           22.487758                25.057453            2,972,349.051
Income & Value
     1992                                         $ 11.544598               $11.772128               31,652.055
     1993                                           11.772128                12.775798              526,706.519
     1994                                           12.775798                12.396295              994,126.229
     1995                                           12.396295                14.752561            1,070,866.388
     1996                                           14.752561                15.995076            1,346,688.023
     1997                                           15.995076                18.276161            1,321,777.037
     1998                                           18.276161                20.742457            1,300,435.286
     1999                                           20.742457                22.230152            1,258,137.080
     2000                                           22.230152                23.004542            1,009,134.179
Balanced
     1997                                         $ 12.500000               $14.609853               58,346.232
     1998                                           14.609853                16.459454              267,044.520
     1999                                           16.459454                15.962370              304,255.397
     2000                                           15.962370                14.272291              261,920.764
High Yield
     1997                                         $ 12.500000               $13.890491              281,593.104
     1998                                           13.890491                14.078376              531,010.395
     1999                                           14.078376                14.993652              548,705.526
     2000                                           14.993652                13.459828              450,763.314
Strategic Bond
     1993                                         $ 10.000000               $10.750617              414,573.339
     1994                                           10.750617                 9.965972              737,151.981
     1995                                            9.965972                11.716972              878,455.666
     1996                                           11.716972                13.250563            1,663,287.368
     1997                                           13.250563                14.500997            2,261,586.076
     1998                                           14.500997                14.486687            2,481,443.687
     1999                                           14.486687                14.602672            1,888,603.162
     2000                                           14.602672                15.463354            1,459,528.512
Global Bond

     1992                                         $ 13.381561               $13.415849                7,122.534
     1993                                           13.415849                15.741586              299,274.049
     1994                                           15.741586                14.630721              463,867.775
     1995                                           14.630721                17.772344              417,838.308
     1996                                           17.772344                19.803954              462,253.788
     1997                                           19.803954                20.104158              430,961.451
     1998                                           20.104158                21.333144              411,433.636
     1999                                           21.333144                19.632749              337,556.130
     2000                                           19.632749                19.685989              266,249.824
Total Return
     1999                                         $ 12.500000               $12.255674               96,155.847
     2000                                           12.255674                13.404017              154,736.178

SUB-ACCOUNT                                      UNIT VALUE AT             UNIT VALUE AT         NUMBER OF UNITS
                                                START OF YEAR(A)            END OF YEAR            END OF YEAR
-----------                                     ----------------            -----------            -----------
Investment Quality Bond
     1992                                         $ 13.714506               $13.936240                1,442.768
     1993                                           13.936240                15.118716              209,360.256
     1994                                           15.118716                14.216516              309,793.553
     1995                                           14.216516                16.751499              305,028.908
     1996                                           16.751499                16.943257              386,465.721
     1997                                           16.943257                18.336912              440,005.300
     1998                                           18.336912                19.660365              564,211.651
     1999                                           19.660365                19.039807              617,872.030
     2000                                           19.039807                20.541376              462,663.826
Diversified Bond
     1992                                         $ 11.639164               $11.821212                3,884.882
     1993                                           11.821212                12.705196              176,613.459
     1994                                           12.705196                12.298940              267,695.021
     1995                                           12.298940                14.320582              306,895.403
     1996                                           14.320582                15.113142              424,786.597
     1997                                           15.113142                16.607511              406,841.439
     1998                                           16.607511                18.125951              439,784.815
     1999                                           18.125951                18.002047              398,119.028
     2000                                           18.002047                19.585192              315,199.727
U.S. Government Securities
     1992                                          $13.546127               $13.651495               13,906.158
     1993                                           13.651495                14.490734              546,010.063
     1994                                           14.490734                14.111357              652,508.827
     1995                                           14.111357                16.083213              696,869.324
     1996                                           16.083213                16.393307              807,763.458
     1997                                           16.393307                17.535478              824,732.766
     1998                                           17.535478                18.587049              990,184.348
     1999                                           18.587049                18.286918              843,937.470
     2000                                           18.286918                19.993612              686,670.563
Money Market
     1992                                         $ 13.108097               $13.137257                   11.495
     1993                                           13.137257                13.303085              141,771.056
     1994                                           13.303085                13.623292              464,720.715
     1995                                           13.623292                14.190910              639,836.317
     1996                                           14.190910                14.699636            1,256,691.417
     1997                                           14.699636                15.241915            1,750,416.963
     1998                                           15.241915                15.794513            1,721,493.914
     1999                                           15.794513                16.291417            1,695,531.957
     2000                                           16.291417                17.010114            1,560,601.641
Small Cap Index
     2000                                         $ 12.500000               $11.596178                4,925.454
International Index
     2000                                         $ 12.500000               $11.167069                 7,982.78
Mid Cap Index
     2000                                         $ 12.500000               $13.271787                8,983.796
Total Stock Market Index
     2000                                         $ 12.500000               $11.142088                9,057.417
500 Index
     2000                                         $ 12.500000               $11.200577               66,523.964
Lifestyle Aggressive 1000
     1997                                         $ 12.500000               $13.669625              358,660.180

     1998                                           13.669625                14.134419              544,460.936
     1999                                           14.134419                15.974195              302,518.112
     2000                                           15.974195                14.948006              253,883.314
Lifestyle Growth 820
     1997                                         $ 12.500000               $14.033299            1,637,679.093
     1998                                           14.033299                14.696667            2,556,433.101
     1999                                           14.696667                16.893101            1,484,982.525
     2000                                           16.893101                16.162371            1,268,057.882
Lifestyle Balanced 640
     1997                                         $ 12.500000               $14.066417            1,463,270.527
     1998                                           14.066417                14.664362            2,366,219.819
     1999                                           14.664362                16.257312            1,702,526.278
     2000                                           16.257312                16.437657            1,480,244.787
 Lifestyle Moderate 460
     1997                                         $ 12.500000               $14.016704              464,645.815
     1998                                           14.016704                15.171965              863,517.086
     1999                                           15.171965                16.142259              740,965.001
     2000                                           16.142259                16.596254              655,339.912
Lifestyle Conservative 280
     1997                                         $ 12.500000               $13.825120              131,137.160
     1998                                           13.825120                15.025549              364,590.805
     1999                                           15.025549                15.439823              375,762.981
     2000                                           15.439823                16.397834              303,451.488


(A) Units under this series of contracts were first credited under the sub-accounts on March 4, 1992, except in the case of the:


         - Blue Chip Growth Trust where units were first credited on December 11, 1992;

         - Strategic Bond and Equity-Income Trusts where units were first credited on February 19, 1993;

         - Overseas Trust where units were first credited on January 9, 1995;

         - All Cap Growth and International Small Cap Trusts where units were first credited on March 4, 1996;

         -        Growth Trust where units were first credited on July 15, 1996;

         - Pacific Rim Emerging Markets, Science & Technology, Emerging Small Company, Aggressive Growth, International Stock, Quantitative Equity, Real Estate Securities, Value, Balanced, High Yield Trusts where units were first credited on January 1, 1997;

         - Lifestyle Aggressive 1000, Lifestyle Growth 820, Lifestyle Balanced 640, Lifestyle Moderate 460 and Lifestyle Conservative 280 Trusts where units were first credited on January 7, 1997;

         - Small Company Value Trust where units were first credited on October 1, 1997;

         -        Small Company Blend, Mid Cap Stock, International Value, U.S.
                  Large Cap Value and Total Return Trusts where units were first credited on May 1, 1999.


         - Internet Technologies, Dynamic Growth, Tactical Allocation, Small Cap Index, International Index, Mid Cap Index, Total Stock Market Index and 500 Index where units were first credited on May 1, 2000.



         - Capital Appreciation where units were first credited on November 1, 2000.



(B)      Formerly, the Mid Cap Blend Trust.

                                   APPENDIX E

                              QUALIFIED PLAN TYPES

         Set forth below are brief descriptions of the types of qualified plans in connection with which we will issue contracts. Certain potential tax consequences associated with use of the contract in connection with qualified plans are also described. Persons intending to use the contract in connection with qualified plans should consult their tax advisor.

         Individual Retirement Annuities. Section 408 of the Code permits eligible individuals to contribute to an IRA. IRAs are subject to limits on the amounts that may be contributed and deducted, the persons who may be eligible and on the time when distributions may commence. Also, distributions from certain other types of qualified retirement plans may be "rolled over" on a tax-deferred basis into an IRA. The contract may not, however be used in connection with an "Education IRA" under Section 530 of the Code.


         IRAs generally may not provide life insurance coverage, but they may provide a death benefit that equals the greater of the premiums paid and the contract value. The contract provides a death benefit that in certain circumstances may exceed the greater of the purchase payments and the contract value. It is possible that the contract's death benefit could be viewed as providing life insurance coverage with the result that the contract would not be viewed as satisfying the requirements of an IRA. An affiliate of the Company is seeking approval from the IRS of the use of such death benefits on contracts issued as IRAs. There is no assurance that such approval will be given.


         Simplified Employee Pensions (SEP-IRAs). Section 408(k) of the Code allows employers to establish simplified employee pension plans for their employees, using the employees' IRAs for such purposes, if certain criteria are met. Under these plans the employer may, within specified limits, make deductible contributions on behalf of the employees to IRAs. As discussed above (see "Individual Retirement Annuities"), there is some uncertainty regarding the treatment of the contract's death benefit for purposes of the tax rules governing IRAs (which would include SEP-IRAs).

         Roth IRAs. Section 408A of the Code permits eligible individuals to contribute to a type of IRA known as a "Roth IRA." Roth IRAs are generally subject to the same rules as non-Roth IRAs, but differ in certain respects.

         Among the differences are that contributions to a Roth IRA are not deductible and "qualified distributions" from a Roth IRA are excluded from income. A qualified distribution is a distribution that satisfies two requirements. First, the distribution must be made in a taxable year that is at least five years after the first taxable year for which a contribution to any Roth IRA established for the owner was made. Second, the distribution must be:

         -        made after the owner attains age 59-1/2;

         -        made after the owner's death;

         -        attributable to the owner being disabled; or

         - a qualified first-time homebuyer distribution within the meaning of Section 72(t)(2)(F) of the Code.

         In addition, distributions from Roth IRAs need not commence when the owner attains age 70-1/2 . A Roth IRA may accept a "qualified rollover contribution" from a non-Roth IRA, but a Roth IRA may not accept rollover contributions from other qualified plans.

         As described above (see "Individual Retirement Annuities"), there is some uncertainty regarding the proper characterization of the contract's death benefit for purposes of the tax rules governing IRAs (which include Roth IRAs). Also, the state tax treatment of a Roth IRA may differ from the Federal income tax treatment of a Roth IRA.


         Corporate and Self-Employed ("H.R. 10" and "Keogh") Pension and Profit-Sharing Plans. Sections 401(a) and 403(a) of the Code permit corporate employers to establish various types of tax-favored retirement plans for employees. The Self-Employed Individuals' Tax Retirement Act of 1962, as amended, commonly referred to as "H.R. 10" or "Keogh," permits self-employed individuals also to establish such tax-favored retirement plans for themselves and their employees. Such retirement plans may permit the purchase of the contracts in order to provide benefits under the plans. The contract provides a death benefit that in certain circumstances may exceed the greater of the purchase payments and the contract value. It is possible that the IRS could characterize the death benefit as an "incidental death benefit". There are limitations on the amount of incidental benefits that may be provided under pension and profit sharing plans. In addition, the provision of such benefits may result in current taxable income to participants. Corporate and self-employed pension and profit sharing plans also are subject to nondiscrimination rules. The nondiscrimination rules generally require that benefits, rights, or features of the plan not discriminate in favor of highly compensated employees. In evaluating whether the contract is suitable for purchase in connection with such a plan, the effect of the Payment Enhancement on the plan's compliance with the applicable nondiscrimination requirements should be considered. Violation of these nondiscrimination rules can cause loss of the plan's tax favored status under the Code. Employers intending to use the contract in connection with such plans should seek competent advice.



         Tax-Sheltered Annuities. Section 403(b) of the Code permits public school employees and employees of certain types of charitable, educational and scientific organizations specified in Section 501(c)(3) of the Code to have their employers purchase annuity contracts for them and, subject to certain limitations, to exclude the amount of purchase payments from gross income for tax purposes. These annuity contracts are commonly referred to as "tax-sheltered annuities". Purchasers of the contracts for such purposes should seek competent advice as to eligibility, limitations on permissible amounts of purchase payments and other tax consequences associated with the contracts. In particular, purchasers should consider that the contract provides a death benefit that in certain circumstances may exceed the greater of the purchase payments and the contract value. It is possible that the IRS could characterize the death benefit as an "incidental death benefit." If so, the contract owner could be deemed to receive currently taxable income. In addition, there are limitations on the amount of incidental benefits that may be provided under a tax-sheltered annuity.


         Tax-sheltered annuity contracts must contain restrictions on withdrawals of:

         - contributions made pursuant to a salary reduction agreement in years beginning after December 31, 1988,

         -        earnings on those contributions, and

         - earnings after 1988 on amounts attributable to salary reduction contributions (and earnings on those contributions) held as of the last day of the year beginning before January 1, 1989.


These amounts can be paid only if the employee has reached age 59-1/2, separated from service, died, or become disabled (within the meaning of the tax law), or in the case of hardship (within the meaning of the tax law). Amounts permitted to be distributed in the event of hardship are limited to actual contributions; earnings thereon cannot be distributed on account of hardship. Amounts subject to the withdrawal restrictions applicable to Section 403(b)(7) custodial accounts may be subject to more stringent restrictions. (These limitations on withdrawals do not apply to the extent we are directed to transfer some or all of the contract value to the issuer of another tax-sheltered annuity or into a
Section 403(b)(7) custodial account.) Tax-sheltered annuity plans are subject to nondiscrimination rules. The nondiscrimination rules generally require that benefits, rights, or features of the plan not discriminate in favor of highly compensated employees. In evaluating whether the contract is suitable for purchase in connection with a tax-sheltered annuity plan, the effect of the payment enhancement on the plan's compliance with applicable nondiscrimination requirements should be considered. Violation of these nondiscrimination rules can cause loss of the plan's tax favored status under the Code. Employers intending to use the contract in connection with such plans should seek competent advice.

                                     PART B

                           INFORMATION REQUIRED IN A

                      STATEMENT OF ADDITIONAL INFORMATION

                       STATEMENT OF ADDITIONAL INFORMATION

                   THE MANUFACTURERS LIFE INSURANCE COMPANY OF
                           NEW YORK SEPARATE ACCOUNT A




                                       of



                    THE MANUFACTURERS LIFE INSURANCE COMPANY
                                   OF NEW YORK



                  FLEXIBLE PURCHASE PAYMENT INDIVIDUAL DEFERRED
                 COMBINATION FIXED AND VARIABLE ANNUITY CONTRACT
                                NON-PARTICIPATING







     This Statement of Additional Information is not a Prospectus. It contains information in addition to that described in the Prospectus and should be read in conjunction with the Prospectus dated the same date as this Statement of Additional Information. The Prospectus may be obtained by writing The Manufacturers Life Insurance Company of New York at the mailing address of the Annuity Service Office, P.O. Box 9013, Boston, MA 02205-9013 or by telephoning
(877) 391-3748.

      The date of this Statement of Additional Information is May 1, 2001.


              The Manufacturers Life Insurance Company of New York
                              100 Summit Lake Drive
                                  Second Floor
                            Valhalla, New York 10595
                                 (877) 391-3748





NYVENTURE.SAI5/2001

                       STATEMENT OF ADDITIONAL INFORMATION
                                TABLE OF CONTENTS


General Information and History.........................................
Performance Data........................................................
State Premium Taxes.....................................................
Services
      Independent Auditors..............................................
      Servicing Agent...................................................
      Principal Underwriter.............................................
Appendix A - State Premium Taxes........................................
Audited Financial Statements............................................

                         GENERAL INFORMATION AND HISTORY

     The Manufacturers Life Insurance Company of New York Separate Account A (the "VARIABLE ACCOUNT") is a separate investment account of The Manufacturers Life Insurance Company of New York ("WE" or "US"), a stock life insurance company organized under the laws of New York in 1992. Prior to October 1, 1997, we were known as First North American Life Assurance Company. We are a wholly-owned subsidiary of The Manufacturers Life Insurance Company of North America ("MANULIFE NORTH AMERICA"), a stock life insurance company established in 1979 in Delaware. The ultimate parent of Manulife North America is Manulife Financial Corporation ("MFC") based in Toronto, Canada. MFC is the holding company of The Manufacturers Life Insurance Company and its subsidiaries, collectively known as Manulife Financial.

     Our financial statements which are included in the Statement of Additional Information should be considered only as bearing on our ability to meet our obligations under the contracts. They should not be considered as bearing on the investment performance of the assets held in the Variable Account.

                                PERFORMANCE DATA

     Each of the sub-accounts may in its advertising and sales materials quote total return figures. The sub-accounts may advertise both "standardized" and "non-standardized" total return figures, although standardized figures will always accompany non-standardized figures. Non-standardized total return figures may be quoted assuming both

-    redemption at the end of the time period, and

-    not assuming redemption at the end of the time period.

Standardized figures include total return figures from:

- the inception date of the sub-account of the Variable Account which invests in the portfolio, or

-    ten years, whichever period is shorter.

Non-standardized figures include total return figures from:

-    the inception date of the portfolio, or

-    ten years, whichever period is shorter.

     Such figures will always include the average annual total return for recent one year and, when applicable, five and ten year periods, and where less than ten years, the inception date of the sub-account, in the case of standardized returns, and the inception date of the portfolio, in the case of non-standardized returns. Where the period since inception is less than one year, the total return quoted will be the aggregate return for the period. The average annual total return is the average annual compounded rate of return that equates a purchase payment to the market value of such purchase payment on the last day of the period for which such return is calculated. The aggregate total return is the percentage change (not annualized) that equates a purchase payment to the market value of such purchase payment on the last day of the period for which such return is calculated. For purposes of the calculations it is assumed that an initial payment of $1,000 is made on the first day of the period for which the return is calculated.

     In calculating standardized return figures, all recurring charges (all asset charges (mortality and expense risk fees and administrative fees)) are reflected and the asset charges are reflected in changes in unit values. Standardized total return figures will be quoted assuming redemption at the end of the period. Non-standardized total return figures reflecting redemption at the end of the time period are calculated on the same basis as the standardized returns. Non-standardized total return figures not reflecting redemption at the end of the time period are calculated on the same basis as the standardized returns except that the calculations assume no redemption at the end of the period and do not reflect deduction of the annual contract fee. We believe such non-standardized figures not reflecting redemptions at the end of the time period are useful to contract owners who wish to assess the performance of an ongoing contract of the size that is meaningful to the individual contract owner.

     For total return figures quoted for periods prior to the commencement of the offering of this contract, standardized performance data will be the historical performance of the Trust portfolio from the date the applicable sub-account of the Variable Account first became available for investment under other contracts offered by us, adjusted to reflect current contract charges. In the case of non-standardized performance, performance figures will be the historical performance of the Trust portfolio from the inception date of the portfolio (or in the case of the Trust portfolios created in connection with the merger of Manulife Series Fund, Inc. into the Trust, the inception date of the applicable predecessor, Manulife Series Fund, Inc. portfolio), adjusted to reflect current contract charges.

               STANDARDIZED AVERAGE ANNUAL TOTAL RETURN FIGURES(A)
              (NOT REFLECTING THE OPTIONAL PAYMENT ENHANCEMENT FEE)
                       CALCULATED AS OF DECEMBER 31, 2000



                                                                                  SINCE INCEPTION
                                                                                    OR 10 YEARS,         INCEPTION
PORTFOLIO                                         1 YEAR          5 YEAR         WHICHEVER IS SHORTER     DATE(B)
---------                                         ------          ------         --------------------     -------
Internet Technologies                               N/A             N/A                   -47.07%        05/01/00
Pacific Rim Emerging Markets                     -29.34%            N/A                    -8.41%        01/01/97
Science & Technology                             -38.32%            N/A                    17.73%        01/01/97
International Small Cap                          -33.78%            N/A                     8.22%        03/04/96
Aggressive Growth                                 -3.97%            N/A                     6.75%        01/01/97
Emerging Small Company                           -10.74%            N/A                    15.92%        01/01/97
Small Company Blend                              -25.05%            N/A                    -2.86%        05/03/99
Dynamic Growth                                      N/A             N/A                   -39.99%        05/01/00
Mid Cap Stock                                    -10.43%            N/A                    -6.50%        05/03/99
All Cap Growth                                   -16.75%            N/A                    13.77%        03/04/96
Overseas                                         -24.11%           4.59%                    4.92%        01/09/95
International Stock                              -22.11%            N/A                     3.67%        01/01/97
International Value                              -12.74%            N/A                    -6.31%        05/03/99
Capital Appreciation                                N/A             N/A                   -17.14%        11/01/00
Strategic Opportunities(C)                       -12.66%          11.26%                   14.33%        11/02/92
Global Equity                                      4.59%          10.03%                   11.25%        11/02/92
Growth                                           -32.04%            N/A                    10.59%        07/15/96
Large Cap Growth                                 -19.96%           9.34%                    9.60%        11/02/92
Quantitative Equity                               -0.91%            N/A                    18.58%        01/01/97
Blue Chip Growth                                  -9.31%          16.87%                   11.73%        12/11/92
Real Estate Securities                            17.91%            N/A                     1.37%        01/01/97
Small Company Value                               -1.25%            N/A                    -1.63%        10/01/97
Value                                             16.79%            N/A                     7.23%        01/01/97
Tactical Allocation                                 N/A             N/A                    -9.28%        05/01/00
Growth & Income                                  -13.35%          15.80%                   14.74%        11/02/92
U.S. Large Cap Value                              -4.17%            N/A                    -1.53%        05/03/99
Equity-Income                                      5.38%          12.55%                   12.35%        02/19/93
Income & Value                                    -2.17%           8.68%                    8.77%        11/02/92
Balanced                                         -15.40%            N/A                     2.18%        01/01/97

High Yield                                       -15.06%            N/A                     0.65%        01/01/97
Strategic Bond                                     0.09%           5.01%                    5.65%        02/19/93
Global Bond                                       -5.19%           1.27%                    4.80%        11/02/92
Total Return                                       3.36%            N/A                     0.78%        05/03/99
Investment Quality Bond                            1.97%           3.43%                    5.03%        11/02/92
Diversified Bond                                   2.82%           5.79%                    6.54%        11/02/92
U.S. Government Securities                         3.33%           3.72%                    4.84%        11/02/92
Money Market                                      -1.30%           2.94%                    3.19%        11/02/92
Small Cap Index                                     N/A             N/A                   -12.24%        05/01/00
International Index                                 N/A             N/A                   -15.47%        05/01/00
Mid Cap Index                                       N/A             N/A                     0.36%        05/01/00
Total Stock Market Index                            N/A             N/A                   -15.66%        05/01/00
500 Index                                           N/A             N/A                   -15.22%        05/01/00
Lifestyle Aggressive 1000                        -11.49%            N/A                     3.44%        01/07/97
Lifestyle Growth 820                              -9.51%            N/A                     5.57%        01/07/97
Lifestyle Balanced 640                            -4.40%            N/A                     6.04%        01/07/97
Lifestyle Moderate 460                            -2.80%            N/A                     6.31%        01/07/97
Lifestyle Conservative 280                         0.39%            N/A                     5.97%        01/07/97



(A)  See charts below for Ven 9 contract total return figures.



(B) Inception date of the sub-account of the Variable Account which invests in the portfolio.



(C)  Formerly, Mid Cap Blend

             NON-STANDARDIZED AVERAGE ANNUAL TOTAL RETURN FIGURES(C)
               (ASSUMING REDEMPTION AT THE END OF THE TIME PERIOD)
              (NOT REFLECTING THE OPTIONAL PAYMENT ENHANCEMENT FEE)
                       CALCULATED AS OF DECEMBER 31, 2000



                                                                                    SINCE INCEPTION
                                                                                       OR 10 YEARS,         INCEPTION
PORTFOLIO                                          1 YEAR          5 YEAR          WHICHEVER IS SHORTER       DATE
---------                                          ------          ------          --------------------       ----
Internet Technologies                                N/A             N/A                    -47.07%         05/01/00
Pacific Rim Emerging Markets(A)                   -29.34%           -5.28%                   -3.44%         10/04/94
Science & Technology                              -38.32%             N/A                    17.73%         01/01/97
International Small Cap                           -33.78%             N/A                     8.22%         03/04/96
Aggressive Growth                                  -3.97%             N/A                     6.75%         01/01/97
Emerging Small Company                            -10.74%             N/A                    15.92%         01/01/97
Small Company Blend                               -25.05%             N/A                    -2.86%         05/03/99
Dynamic Growth                                       N/A              N/A                   -39.99%         05/01/00
Mid Cap Stock                                     -10.43%             N/A                    -6.50%         05/03/99
All Cap Growth                                    -16.75%             N/A                    13.77%         03/04/96
Overseas                                          -24.11%            4.59%                    4.92%         01/09/95
International Stock                               -22.11%             N/A                     3.67%         01/01/97
International Value                               -12.74%             N/A                    -6.31%         05/03/99
Capital Appreciation                                 N/A              N/A                   -17.14%         11/01/00
Strategic Opportunities(D)                        -12.66%           11.26%                   13.08%(B)      06/18/85
Global Equity                                       4.59%           10.03%                    9.64%(B)      03/18/88
Growth                                            -32.04%             N/A                    10.59%         07/15/96
Large Cap Growth                                  -19.96%            9.34%                   10.33%(B)      08/03/89
Quantitative Equity(A)                             -0.91%           18.14%                  15.51%(B)       04/30/87
Blue Chip Growth                                   -9.31%           16.87%                   11.73%         12/11/92
Real Estate Securities(A)                          17.91%            6.87%                   12.12%(B)      04/30/87
Small Company Value                                -1.25%             N/A                    -1.63%         10/01/97
Value                                              16.79%             N/A                     7.23%         01/01/97
Tactical Allocation                                  N/A              N/A                    -9.28%         05/01/00
Growth & Income                                   -13.35%           15.80%                   13.89%         04/23/91
U.S. Large Cap Value                               -4.17%             N/A                    -1.53%         05/03/99
Equity-Income                                       5.38%           12.55%                   12.35%         02/19/93
Income & Value                                     -2.17%            8.68%                    9.54%(B)      08/03/89
Balanced                                          -15.40%             N/A                     2.18%         01/01/97

High Yield                                        -15.06%             N/A                     0.65%         01/01/97
Strategic Bond                                      0.09%            5.01%                    5.65%         02/19/93
Global Bond                                        -5.19%            1.27%                    5.36%(B)      03/18/88
Total Return                                        3.36%             N/A                     0.78%         05/03/99
Investment Quality Bond                             1.97%            3.43%                    5.92%(B)      06/18/85
Diversified Bond                                    2.82%            5.79%                    7.43%(B)      08/03/89
U.S. Government Securities                          3.33%            3.72%                    5.56%(B)      03/18/88
Money Market                                       -1.30%            2.94%                    3.20%(B)      06/18/85
Small Cap Index                                      N/A              N/A                   -12.24%         05/01/00
International Index                                  N/A              N/A                   -15.47%         05/01/00
Mid Cap Index                                        N/A              N/A                     0.36%         05/01/00
Total Stock Market Index                             N/A              N/A                   -15.66%         05/01/00
500 Index                                            N/A              N/A                   -15.22%         05/01/00
Lifestyle Aggressive 1000                         -11.49%             N/A                     3.44%         01/07/97
Lifestyle Growth 820                               -9.51%             N/A                     5.57%         01/07/97
Lifestyle Balanced 640                             -4.40%             N/A                     6.04%         01/07/97
Lifestyle Moderate 460                             -2.80%             N/A                     6.31%         01/07/97
Lifestyle Conservative 280                          0.39%             N/A                     5.97%         01/07/97



(A) Performance for each of these sub-accounts is based upon the historical performance of the portfolio, adjusted to reflect current contract charges. On December 31, 1996, Manulife Series Fund, Inc. merged with the Trust. Performance for each of these sub-accounts is based on the historical performance of the respective predecessor Manulife Series Fund, Inc. portfolio for periods prior to December 31, 1996.



(B)  10 year average annual return.



(C)  See charts below for Ven 9 total return figures.



(D)  Formerly, Mid Cap Blend.

             NON-STANDARDIZED AVERAGE ANNUAL TOTAL RETURN FIGURES(C)
             (ASSUMING NO REDEMPTION AT THE END OF THE TIME PERIOD)
              (NOT REFLECTING THE OPTIONAL PAYMENT ENHANCEMENT FEE)
                       CALCULATED AS OF DECEMBER 31, 2000



                                                                                      SINCE INCEPTION
                                                                                         OR 10 YEARS,       INCEPTION
PORTFOLIO                                          1 YEAR            5 YEAR          WHICHEVER IS SHORTER     DATE
---------                                          ------            ------          --------------------     ----
Internet Technologies                                N/A               N/A                  -44.27%         05/01/00
Pacific Rim Emerging Markets(A)                    -25.42%           -4.55%                  -3.10%         10/04/94
Science & Technology                               -34.98%             N/A                   18.53%         01/01/97
International Small Cap                            -30.14%             N/A                    8.87%         03/04/96
Aggressive Growth                                    1.57%             N/A                    7.81%         01/01/97
Emerging Small Company                              -5.63%             N/A                   16.75%         01/01/97
Small Company Blend                                -20.85%             N/A                    0.49%         05/03/99
Dynamic Growth                                       N/A               N/A                  -36.74%         05/01/00
Mid Cap Stock                                       -5.30%             N/A                   -3.29%         05/03/99
All Cap Growth                                     -12.03%             N/A                   14.31%         03/04/96
Overseas                                           -19.85%            5.30%                   5.35%         01/09/95
International Stock                                -17.73%             N/A                    4.82%         01/01/97
International Value                                 -7.76%             N/A                   -3.09%         05/03/99
Capital Appreciation                                 N/A               N/A                  -12.44%         11/01/00
Strategic Opportunities(C)                          -7.67%           11.81%                  13.11%(B)      06/18/85
Global Equity                                       10.64%           10.61%                   9.67%(B)      03/18/88
Growth                                             -28.30%             N/A                   11.25%         07/15/96
Large Cap Growth                                   -15.43%            9.94%                  10.36%(B)      08/03/89
Quantitative Equity(A)                               4.83%           18.58%                  15.54%(B)      04/30/87
Blue Chip Growth                                    -4.11%           17.33%                  11.77%         12/11/92
Real Estate Securities(A)                           23.96%            7.52%                  12.15%(B)      04/30/87
Small Company Value                                  4.46%             N/A                   -0.16%         10/01/97
Value                                               22.84%             N/A                    8.28%         01/01/97
Tactical Allocation                                  N/A               N/A                   -4.08%         05/01/00
Growth & Income                                     -8.41%           16.27%                  13.92%         04/23/91
U.S. Large Cap Value                                 1.36%             N/A                    1.88%         05/03/99
Equity-Income                                       11.43%           13.09%                  12.38%         02/19/93
Income & Value                                       3.48%            9.29%                   9.57%(B)      08/03/89
Balanced                                           -10.59%             N/A                    3.37%         01/01/97

High Yield                                         -10.23%             N/A                    1.87%         01/01/97
Strategic Bond                                       5.89%            5.71%                   5.70%         02/19/93
Global Bond                                          0.27%            2.07%                   5.39%(B)      03/18/88
Total Return                                         9.37%             N/A                    4.28%         05/03/99
Investment Quality Bond                              7.89%            4.16%                   5.96%(B)      06/18/85
Diversified Bond                                     8.79%            6.46%                   7.47%(B)      08/03/89
U.S. Government Securities                           9.33%            4.45%                   5.60%(B)      03/18/88
Money Market                                         4.41%            3.69%                   3.24%(B)      06/18/85
Small Cap Index                                      N/A               N/A                   -7.23%         05/01/00
International Index                                  N/A               N/A                  -10.66%         05/01/00
Mid Cap Index                                        N/A               N/A                    6.17%         05/01/00
Total Stock Market Index                             N/A               N/A                  -10.86%         05/01/00
500 Index                                            N/A               N/A                  -10.40%         05/01/00
Lifestyle Aggressive 1000                           -6.42%             N/A                    4.60%         01/07/97
Lifestyle Growth 820                                -4.33%             N/A                    6.67%         01/07/97
Lifestyle Balanced 640                               1.11%             N/A                    7.12%         01/07/97
Lifestyle Moderate 460                               2.81%             N/A                    7.38%         01/07/97
Lifestyle Conservative 280                           6.20%             N/A                    7.06%         01/07/97



(A) Performance for each of these sub-accounts is based upon the historical performance of the portfolio, adjusted to reflect current contract charges. On December 31, 1996, Manulife Series Fund, Inc. merged with the Trust. Performance for each of these sub-accounts is based on the historical performance of the respective predecessor Manulife Series Fund, Inc. portfolio for periods prior to December 31, 1996.



(B)  10 year average annual return.



(C)  See charts below for Ven 9 total return figures.



(D)  Formerly, Mid Cap Blend.

               STANDARDIZED AVERAGE ANNUAL TOTAL RETURN FIGURES(A)
                (REFLECTING THE OPTIONAL PAYMENT ENHANCEMENT FEE)
                       CALCULATED AS OF DECEMBER 31, 2000



                                                                                SINCE INCEPTION
                                                                                  OR 10 YEARS,        INCEPTION
PORTFOLIO                                        1 YEAR        5 YEAR         WHICHEVER IS SHORTER      DATE(B)
---------                                        ------        ------         --------------------     -------
Internet Technologies                              N/A           N/A                   -47.63%         05/01/00
Pacific Rim Emerging Markets                    -30.87%          N/A                    -9.14%         01/01/97
Science & Technology                            -39.63%          N/A                    17.00%         01/01/97
International Small Cap                         -35.20%          N/A                     7.68%         03/04/96
Aggressive Growth                                -6.13%          N/A                     5.95%         01/01/97
Emerging Small Company                          -12.73%          N/A                    15.18%         01/01/97
Small Company Blend                             -26.69%          N/A                    -4.31%         05/03/99
Dynamic Growth                                     N/A           N/A                   -34.69%         05/01/00
Mid Cap Stock                                   -12.43%          N/A                    -7.89%         05/03/99
All Cap Growth                                  -18.59%          N/A                    13.24%         03/04/96
Overseas                                        -25.76%          4.05%                   4.41%         01/09/95
International Stock                             -23.82%          N/A                     2.83%         01/01/97
International Value                             -14.68%          N/A                    -7.70%         05/03/99
Capital Appreciation                               N/A           N/A                   -18.73%         11/01/00
Strategic Opportunities(C)                      -14.60%         10.73%                  13.93%         11/02/92
Global Equity                                     2.20%          9.50%                  10.86%         11/02/92
Growth                                          -33.51%          N/A                    10.03%         07/15/96
Large Cap Growth                                -21.72%          8.81%                   9.22%         11/02/92
Quantitative Equity                              -3.14%          N/A                    17.85%         01/01/97
Blue Chip Growth                                -11.33%         16.34%                  11.33%         12/11/92
Real Estate Securities                           15.48%          N/A                     0.53%         01/01/97
Small Company Value                              -3.47%          N/A                    -2.54%         10/01/97
Value                                            14.36%          N/A                     6.43%         01/01/97
Tactical Allocation                                N/A           N/A                    -9.54%         05/01/00
Growth & Income                                 -15.28%         15.27%                  14.34%         11/02/92
U.S. Large Cap Value                             -6.32%          N/A                    -3.00%         05/03/99
Equity-Income                                     2.99%         12.03%                  11.90%         02/19/93
Income & Value                                   -4.37%          8.15%                   8.39%         11/02/92
Balanced                                        -17.27%          N/A                     1.33%         01/01/97
High Yield                                      -16.95%          N/A                    -0.18%         01/01/97

Strategic Bond                                   -2.16%          4.47%                   5.19%         02/19/93
Global Bond                                      -7.32%          0.72%                   4.43%         11/02/92
Total Return                                      1.02%           N/A                   -0.73%         05/03/99
Investment Quality Bond                          -0.34%          2.87%                   4.66%         11/02/92
Diversified Bond                                  0.50%          5.24%                   6.16%         11/02/92
U.S. Government Securities                        0.99%          3.17%                   4.47%         11/02/92
Money Market                                     -3.52%          2.39%                   2.83%         11/02/92
Small Cap Index                                    N/A            N/A                  -11.34%         05/01/00
International Index                                N/A            N/A                  -14.39%         05/01/00
Mid Cap Index                                      N/A            N/A                   -1.92%         05/01/00
Total Stock Market Index                           N/A            N/A                  -14.92%         05/01/00
500 Index                                          N/A            N/A                  -14.48%         05/01/00
Lifestyle Aggressive 1000                       -13.46%           N/A                    2.60%         01/07/97
Lifestyle Growth 820                            -11.53%           N/A                    4.75%         01/07/97
Lifestyle Balanced 640                           -6.55%           N/A                    5.23%         01/07/97
Lifestyle Moderate 460                           -4.99%           N/A                    5.49%         01/07/97
Lifestyle Conservative 280                       -1.88%           N/A                    5.16%         01/07/97



(A)    See charts below for Ven 9 contract total return figures.



(B) Inception date of the sub-account of the Variable Account which invests in the portfolio.



(C)    Formerly, Mid Cap Blend.

              NON-STANDARDIZED AVERAGE ANNUAL TOTAL RETURN FIGURES(C)
               (ASSUMING REDEMPTION AT THE END OF THE TIME PERIOD)
                (REFLECTING THE OPTIONAL PAYMENT ENHANCEMENT FEE)
                       CALCULATED AS OF DECEMBER 31, 2000



                                                                                 SINCE INCEPTION
                                                                                   OR 10 YEARS,         INCEPTION
PORTFOLIO                                      1 YEAR            5 YEAR         WHICHEVER IS SHORTER       DATE
---------                                      ------            ------         --------------------       ----
Internet Technologies                             N/A              N/A                   -47.63%         05/01/00
Pacific Rim Emerging Markets(A)                -30.87%           -5.78%                   -3.91%         10/04/94
Science & Technology                           -39.63%             N/A                    17.00%         01/01/97
International Small Cap                        -35.20%             N/A                     7.68%         03/04/96
Aggressive Growth                               -6.13%             N/A                     5.95%         01/01/97
Emerging Small Company                         -12.73%             N/A                    15.18%         01/01/97
Small Company Blend                            -26.69%             N/A                    -4.31%         05/03/99
Dynamic Growth                                    N/A              N/A                   -34.69%         05/01/00
Mid Cap Stock                                  -12.43%             N/A                    -7.89%         05/03/99
All Cap Growth                                 -18.59%             N/A                    13.24%         03/04/96
Overseas                                       -25.76%            4.05%                    4.41%         01/09/95
International Stock                            -23.82%             N/A                     2.83%         01/01/97
International Value                            -14.68%             N/A                    -7.70%         05/03/99
Capital Appreciation                              N/A              N/A                   -18.73%         11/01/00
Strategic Opportunities(D)                     -14.60%           10.73%                   12.68%(B)      06/18/85
Global Equity                                    2.20%            9.50%                    9.25%(B)      03/18/88
Growth                                         -33.51%             N/A                    10.03%         07/15/96
Large Cap Growth                               -21.72%            8.81%                    9.94%(B)      08/03/89
Quantitative Equity(A)                          -3.14%           17.62%                   14.98%(B)      04/30/87
Blue Chip Growth                               -11.33%           16.34%                    11.33%        12/11/92
Real Estate Securities(A)                       15.48%            6.33%                    11.61%(B)     04/30/87
Small Company Value                             -3.47%             N/A                     -2.54%        10/01/97
Value                                           14.36%             N/A                      6.43%        01/01/97
Tactical Allocation                               N/A              N/A                     -9.54%        05/01/00
Growth & Income                                -15.28%           15.27%                    13.49%        04/23/91
U.S. Large Cap Value                            -6.32%             N/A                     -3.00%        05/03/99
Equity-Income                                    2.99%           12.03%                    11.90%        02/19/93
Income & Value                                  -4.37%            8.15%                     9.16%(B)     08/03/89
Balanced                                       -17.27%             N/A                      1.33%        01/01/97

High Yield                                     -16.95%             N/A                     -0.18%        01/01/97
Strategic Bond                                  -2.16%            4.47%                     5.19%        02/19/93
Global Bond                                     -7.32%            0.72%                     4.99%(B)     03/18/88
Total Return                                     1.02%             N/A                     -0.73%        05/03/99
Investment Quality Bond                         -0.34%            2.87%                     5.55%(B)     06/18/85
Diversified Bond                                 0.50%            5.24%                     7.06%(B)     08/03/89
U.S. Government Securities                       0.99%            3.17%                     5.19%(B)     03/18/88
Money Market                                    -3.52%            2.39%                     2.84%(B)     06/18/85
Small Cap Index                                   N/A              N/A                    -11.34%        05/01/00
International Index                               N/A              N/A                    -14.39%        05/01/00
Mid Cap Index                                     N/A              N/A                     -1.92%        05/01/00
Total Stock Market Index                          N/A              N/A                    -14.92%        05/01/00
500 Index                                         N/A              N/A                    -14.48%        05/01/00
Lifestyle Aggressive 1000                      -13.46%             N/A                      2.60%        01/07/97
Lifestyle Growth 820                           -11.53%             N/A                      4.75%        01/07/97
Lifestyle Balanced 640                          -6.55%             N/A                      5.23%        01/07/97
Lifestyle Moderate 460                          -4.99%             N/A                      5.49%        01/07/97
Lifestyle Conservative 280                      -1.88%             N/A                      5.16%        01/07/97


(A) Performance for each of these sub-accounts is based upon the historical performance of the portfolio, adjusted to reflect current contract charges. On December 31, 1996, Manulife Series Fund, Inc. merged with the Trust. Performance for each of these sub-accounts is based on the historical performance of the respective predecessor Manulife Series Fund, Inc. portfolio for periods prior to December 31, 1996.




(B)    10 year average annual return.




(C)    See charts below for Ven 9 total return figures.




(D)    Formerly, Mid Cap Blend.

              NON-STANDARDIZED AVERAGE ANNUAL TOTAL RETURN FIGURES(C)
             (ASSUMING NO REDEMPTION AT THE END OF THE TIME PERIOD)
                (REFLECTING THE OPTIONAL PAYMENT ENHANCEMENT FEE)
                       CALCULATED AS OF DECEMBER 31, 2000

                                                                                     SINCE INCEPTION
                                                                                       OR 10 YEARS,          INCEPTION
PORTFOLIO                                      1 YEAR             5 YEAR           WHICHEVER IS SHORTER         DATE
---------                                      ------             ------           --------------------         ----
Internet Technologies                             N/A               N/A                    -43.90%            05/01/00
Pacific Rim Emerging Markets(A)                -25.68%            -4.88%                    -3.44%            10/04/94
Science & Technology                           -35.20%              N/A                     18.12%            01/01/97
International Small Cap                        -30.39%              N/A                      8.49%            03/04/96
Aggressive Growth                                1.22%              N/A                      7.44%            01/01/97
Emerging Small Company                          -5.96%              N/A                     16.35%            01/01/97
Small Company Blend                            -21.13%              N/A                      0.14%            05/03/99
Dynamic Growth                                    N/A               N/A                    -29.83%            05/01/00
Mid Cap Stock                                   -5.63%              N/A                     -3.63%            05/03/99
All Cap Growth                                 -12.33%              N/A                     13.91%            03/04/96
Overseas                                       -20.13%             4.93%                     4.99%            01/09/95
International Stock                            -18.01%              N/A                      4.45%            01/01/97
International Value                             -8.08%              N/A                     -3.43%            05/03/99
Capital Appreciation                              N/A               N/A                    -12.48%            11/01/00
Strategic Opportunities(D)                      -7.99%            11.42%                    12.71%(B)         06/18/85
Global Equity                                   10.25%            10.23%                     9.29%(B)         03/18/88
Growth                                         -28.55%              N/A                     10.86%            07/15/96
Large Cap Growth                               -15.73%             9.55%                     9.97%(B)         08/03/89
Quantitative Equity(A)                           4.46%            18.17%                    15.01%(B)         04/30/87
Blue Chip Growth                                -4.44%            16.92%                    11.38%            12/11/92
Real Estate Securities(A)                       23.53%             7.14%                    11.64%(B)         04/30/87
Small Company Value                              4.10%              N/A                     -0.51%            10/01/97
Value                                           22.41%              N/A                      7.90%            01/01/97
Tactical Allocation                               N/A               N/A                     -2.49%            05/01/00
Growth & Income                                 -8.73%            15.86%                    13.53%            04/23/91
U.S. Large Cap Value                             1.01%              N/A                      1.53%            05/03/99
Equity-Income                                   11.04%            12.69%                    11.99%            02/19/93
Income & Value                                   3.12%             8.91%                     9.19%(B)         08/03/89
Balanced                                       -10.90%              N/A                      3.01%            01/01/97

High Yield                                     -10.54%              N/A                      1.51%            01/01/97
Strategic Bond                                   5.53%             5.34%                     5.33%            02/19/93
Global Bond                                     -0.08%             1.71%                     5.02%(B)         03/18/88
Total Return                                     8.99%              N/A                      3.92%            05/03/99
Investment Quality Bond                          7.51%             3.80%                     5.59%(B)         06/18/85
Diversified Bond                                 8.42%             6.09%                     7.09%(B)         08/03/89
U.S. Government Securities                       8.95%             4.08%                     5.23%(B)         03/18/88
Money Market                                     4.05%             3.33%                     2.88%(B)         06/18/85
Small Cap Index                                   N/A               N/A                     -4.45%            05/01/00
International Index                               N/A               N/A                     -7.76%            05/01/00
Mid Cap Index                                     N/A               N/A                      5.79%            05/01/00
Total Stock Market Index                          N/A               N/A                     -8.35%            05/01/00
500 Index                                         N/A               N/A                     -7.86%            05/01/00
Lifestyle Aggressive 1000                       -6.75%              N/A                      4.23%            01/07/97
Lifestyle Growth 820                            -4.66%              N/A                      6.30%            01/07/97
Lifestyle Balanced 640                           0.76%              N/A                      6.75%            01/07/97
Lifestyle Moderate 460                           2.45%              N/A                      7.01%            01/07/97
Lifestyle Conservative 280                       5.83%              N/A                      6.68%            01/07/97

(A) Performance for each of these sub-accounts is based upon the historical performance of the portfolio, adjusted to reflect current contract charges. On December 31, 1996, Manulife Series Fund, Inc. merged with the Trust. Performance for each of these sub-accounts is based on the historical performance of the respective predecessor Manulife Series Fund, Inc. portfolio for periods prior to December 31, 1996.

(B)    10 year average annual return.

(C)    See charts below for Ven 9 total return figures.


(D)    Formerly, Mid Cap Blend.

                                 VEN 9 CONTRACTS
                STANDARDIZED AVERAGE ANNUAL TOTAL RETURN FIGURES
                       CALCULATED AS OF DECEMBER 31, 2000


                                                                                   SINCE INCEPTION
                                                                                      OR 10 YEARS,        INCEPTION
PORTFOLIO                                       1 YEAR           5 YEAR          WHICHEVER IS SHORTER      DATE(A)
---------                                       ------           ------          --------------------      -------
Internet Technologies                             N/A              N/A                   -47.07%          05/01/00
Pacific Rim Emerging Markets                   -29.34%             N/A                    -8.21%          01/01/97
Science & Technology                           -38.32%             N/A                    17.89%          01/01/97
International Small Cap                        -33.78%             N/A                     8.38%          03/04/96
Aggressive Growth                               -3.97%             N/A                     6.96%          01/01/97
Emerging Small Company                         -10.74%             N/A                    16.08%          01/01/97
Small Company Blend                            -25.05%             N/A                    -2.86%          05/03/99
Dynamic Growth                                    N/A              N/A                   -39.99%          05/01/00
Mid Cap Stock                                  -10.43%             N/A                    -6.50%          05/03/99
All Cap Growth                                 -16.75%             N/A                    13.90%          03/04/96
Overseas                                       -24.11%            5.25%                    5.05%          01/09/95
International Stock                            -22.11%             N/A                     3.89%          01/01/97
International Value                            -12.74%             N/A                    -6.31%          05/03/99
Capital Appreciation                              N/A              N/A                   -17.14%          11/01/00
Strategic Opportunities                        -12.66%           11.78%                   14.33%          11/02/92
Small Company Value                             -1.25%             N/A                    -1.34%          10/01/97
Global Equity                                    4.59%           10.57%                   11.25%          11/02/92
Growth                                         -32.04%             N/A                    10.74%          07/15/96
Large Cap Growth                               -19.96%            9.90%                    9.60%          11/02/92
Quantitative Equity                             -0.91%             N/A                    18.73%          01/01/97
Blue Chip Growth                                -9.31%           17.30%                   11.73%          12/11/92
Real Estate Securities                          17.91%             N/A                     1.61%          01/01/97
Small Company Value                             -1.25%             N/A                    -1.34%          10/01/97
Value                                           16.79%             N/A                     7.44%          01/01/97
Tactical Allocation                               N/A              N/A                    -9.28%          05/01/00
Growth & Income                                -13.35%           16.24%                   14.74%          11/02/92
U.S. Large Cap Value                            -4.17%             N/A                    -1.53%          05/03/99
Equity-Income                                    5.38%           13.05%                   12.35%          02/19/93
Income & Value                                  -2.17%            9.25%                    8.77%          11/02/92
Balanced                                       -15.40%             N/A                     2.41%          01/01/97

High Yield                                     -15.06%             N/A                     0.89%          01/01/97
Strategic Bond                                   0.09%            5.66%                    5.65%          02/19/93
Global Bond                                     -5.19%            2.02%                    4.80%          11/02/92
Total Return                                     3.36%             N/A                     0.78%          05/03/99
Investment Quality Bond                          1.97%            4.12%                    5.03%          11/02/92
Diversified Bond                                 2.82%            6.42%                    6.54%          11/02/92
U.S. Government Securities                       3.33%            4.40%                    4.84%          11/02/92
Money Market                                    -1.30%            3.64%                    3.19%          11/02/92
Small Cap Index                                   N/A              N/A                   -12.24%          05/01/00
International Index                               N/A              N/A                   -15.47%          05/01/00
Mid Cap Index                                     N/A              N/A                     0.36%          05/01/00
Total Stock Market Index                          N/A              N/A                   -15.66%          05/01/00
500 Index                                         N/A              N/A                   -15.22%          05/01/00
Lifestyle Aggressive 1000                      -11.49%             N/A                     3.66%          01/07/97
Lifestyle Growth 820                            -9.51%             N/A                     5.79%          01/07/97
Lifestyle Balanced 640                          -4.40%             N/A                     6.25%          01/07/97
Lifestyle Moderate 460                          -2.80%             N/A                     6.51%          01/07/97
Lifestyle Conservative 280                       0.39%             N/A                     6.18%          01/07/97



(A) Inception date of the sub-account of the Variable Account which invests in the portfolio.



(B)

                                 VEN 9 CONTRACTS
              NON-STANDARDIZED AVERAGE ANNUAL TOTAL RETURN FIGURES
               (ASSUMING REDEMPTION AT THE END OF THE TIME PERIOD)
                       CALCULATED AS OF DECEMBER 31, 2000



                                                                                   SINCE INCEPTION
                                                                                      OR 10 YEARS,       INCEPTION
PORTFOLIO                                       1 YEAR           5 YEAR          WHICHEVER IS SHORTER      DATE
---------                                       ------           ------          --------------------      ----
Internet Technologies                             N/A              N/A                   -47.07%          05/01/00
Pacific Rim Emerging Markets(A)                -29.34%           -5.11%                   -3.16%          10/04/94
Science & Technology                           -38.32%             N/A                    17.89%          01/01/97
International Small Cap                        -33.78%             N/A                     8.38%          03/04/96
Aggressive Growth                               -3.97%             N/A                     6.96%          01/01/97
Emerging Small Company                         -10.74%             N/A                    16.08%          01/01/97
Small Company Blend                            -25.05%             N/A                    -2.86%          05/03/99
Dynamic Growth                                    N/A              N/A                   -39.99%          05/01/00
Mid Cap Stock                                  -10.43%             N/A                    -6.50%          05/03/99
All Cap Growth                                 -16.75%             N/A                    13.90%          03/04/96
Overseas                                       -24.11%            5.25%                    5.05%          01/09/95
International Stock                            -22.11%             N/A                     3.89%          01/01/97
International Value                            -12.74%             N/A                    -6.31%          05/03/99
Capital Appreciation                              N/A              N/A                   -17.14%          11/01/00
Strategic Opportunities(C)                     -12.66%           11.78%                   13.08%(B)       06/18/85
Global Equity                                    4.59%           10.57%                    9.64%(B)       03/18/88
Growth                                         -32.04%             N/A                    10.74%          07/15/96
Large Cap Growth                               -19.96%            9.90%                   10.33%(B)       08/03/89
Quantitative Equity(A)                          -0.91%           18.55%                   15.51%(B)       04/30/87
Blue Chip Growth                                -9.31%           17.30%                   11.73%          12/11/92
Real Estate Securities(A)                       17.91%            7.48%                   12.12%(B)       04/30/87
Small Company Value                             -1.25%             N/A                    -1.34%          10/01/97
Value                                           16.79%             N/A                     7.44%          01/01/97
Tactical Allocation                               N/A              N/A                    -9.28%          05/01/00
Growth & Income                                -13.35%           16.24%                   13.89%          04/23/91
U.S. Large Cap Value                            -4.17%             N/A                    -1.53%          05/03/99
Equity-Income                                    5.38%           13.05%                   12.35%          02/19/93
Income & Value                                  -2.17%            9.25%                    9.54%(B)       08/03/89
Balanced                                       -15.40%             N/A                     2.41%          01/01/97

High Yield                                     -15.06%             N/A                     0.89%          01/01/97
Strategic Bond                                   0.09%            5.66%                    5.65%          02/19/93
Global Bond                                     -5.19%            2.02%                    5.36%(B)       03/18/88
Total Return                                     3.36%             N/A                     0.78%          05/03/99
Investment Quality Bond                          1.97%            4.12%                    5.92%(B)       06/18/85
Diversified Bond                                 2.82%            6.42%                    7.43%(B)       08/03/89
U.S. Government Securities                       3.33%            4.40%                    5.56%(B)       03/18/88
Money Market                                    -1.30%            3.64%                    3.20%(B)       06/18/85
Small Cap Index                                   N/A              N/A                   -12.24%          05/01/00
International Index                               N/A              N/A                   -15.47%          05/01/00
Mid Cap Index                                     N/A              N/A                     0.36%          05/01/00
Total Stock Market Index                          N/A              N/A                   -15.66%          05/01/00
500 Index                                         N/A              N/A                   -15.22%          05/01/00
Lifestyle Aggressive 1000                      -11.49%             N/A                     3.66%          01/07/97
Lifestyle Growth 820                            -9.51%             N/A                     5.79%          01/07/97
Lifestyle Balanced 640                          -4.40%             N/A                     6.25%          01/07/97
Lifestyle Moderate 460                          -2.80%             N/A                     6.51%          01/07/97
Lifestyle Conservative 280                       0.39%             N/A                     6.18%          01/07/97





(A) Performance for each of these sub-accounts is based upon the historical performance of the portfolio, adjusted to reflect current contract charges. On December 31, 1996, Manulife Series Fund, Inc. merged with the Trust. Performance for each of these sub-accounts is based on the historical performance of the respective predecessor Manulife Series Fund, Inc. portfolio for periods prior to December 31, 1996.


(B)    10 year average annual return.



(C)    Formerly, Mid Cap Blend.

                                 VEN 9 CONTRACTS
              NON-STANDARDIZED AVERAGE ANNUAL TOTAL RETURN FIGURES
             (ASSUMING NO REDEMPTION AT THE END OF THE TIME PERIOD)
                       CALCULATED AS OF DECEMBER 31, 2000



                                                                                  SINCE INCEPTION
                                                                                      OR 10 YEARS,       INCEPTION
PORTFOLIO                                       1 YEAR           5 YEAR          WHICHEVER IS SHORTER       DATE
---------                                       ------           ------          --------------------       ----
Internet Technologies                             N/A              N/A                   -44.27%          05/01/00
Pacific Rim Emerging Markets(A)                -25.42%           -4.55%                   -3.10%          10/04/94
Science & Technology                           -34.98%             N/A                    18.53%          01/01/97
International Small Cap                        -30.14%             N/A                     8.87%          03/04/96
Aggressive Growth                                1.57%             N/A                     7.81%          01/01/97
Emerging Small Company                          -5.63%             N/A                    16.75%          01/01/97
Small Company Blend                            -20.85%             N/A                     0.49%          05/03/99
Dynamic Growth                                    N/A              N/A                   -36.74%          05/01/00
Mid Cap Stock                                   -5.30%             N/A                    -3.29%          05/03/99
All Cap Growth                                 -12.03%             N/A                    14.31%          03/04/96
Overseas                                       -19.85%            5.30%                    5.35%          01/09/95
International Stock                            -17.73%             N/A                     4.82%          01/01/97
International Value                             -7.76%             N/A                    -3.09%          05/03/99
Capital Appreciation                              N/A              N/A                   -12.44%          11/01/00
Strategic Opportunities(C)                      -7.67%           11.81%                   13.11%(B)       06/18/85
Global Equity                                   10.64%           10.61%                    9.67%(B)       03/18/88
Growth                                         -28.30%             N/A                    11.25%          07/15/96
Large Cap Growth                               -15.43%            9.94%                   10.36%(B)       08/03/89
Quantitative Equity(A)                           4.83%           18.58%                   15.54%(B)       04/30/87
Blue Chip Growth                                -4.11%           17.33%                   11.77%          12/11/92
Real Estate Securities(A)                       23.96%            7.52%                   12.15%(B)       04/30/87
Small Company Value                              4.46%             N/A                    -0.16%          10/01/97
Value                                           22.84%             N/A                     8.28%          01/01/97
Tactical Allocation                               N/A              N/A                    -4.08%          05/01/00
Growth & Income                                 -8.41%           16.27%                   13.92%          04/23/91
U.S. Large Cap Value                             1.36%             N/A                     1.88%          05/03/99
Equity-Income                                   11.43%           13.09%                   12.38%          02/19/93
Income & Value                                   3.48%            9.29%                    9.57%(B)       08/03/89
Balanced                                       -10.59%             N/A                     3.37%          01/01/97

High Yield                                     -10.23%             N/A                     1.87%          01/01/97
Strategic Bond                                   5.89%            5.71%                    5.70%          02/19/93
Global Bond                                      0.27%            2.07%                    5.39%(B)       03/18/88
Total Return                                     9.37%             N/A                     4.28%          05/03/99
Investment Quality Bond                          7.89%            4.16%                    5.96%(B)       06/18/85
Diversified Bond                                 8.79%            6.46%                    7.47%(B)       08/03/89
U.S. Government Securities                       9.33%            4.45%                    5.60%(B)       03/18/88
Money Market                                     4.41%            3.69%                    3.24%(B)       06/18/85
Small Cap Index                                   N/A              N/A                    -7.23%          05/01/00
International Index                               N/A              N/A                   -10.66%          05/01/00
Mid Cap Index                                     N/A              N/A                     6.17%          05/01/00
Total Stock Market Index                          N/A              N/A                   -10.86%          05/01/00
500 Index                                         N/A              N/A                   -10.40%          05/01/00
Lifestyle Aggressive 1000                       -6.42%             N/A                     4.60%          01/07/97
Lifestyle Growth 820                            -4.33%             N/A                     6.67%          01/07/97
Lifestyle Balanced 640                           1.11%             N/A                     7.12%          01/07/97
Lifestyle Moderate 460                           2.81%             N/A                     7.38%          01/07/97
Lifestyle Conservative 280                       6.20%             N/A                     7.06%          01/07/97


(A) Performance for each of these sub-accounts is based upon the historical performance of the portfolio, adjusted to reflect current contract charges. On December 31, 1996, Manulife Series Fund, Inc. merged with the Trust. Performance for each of these sub-accounts is based on the historical performance of the respective predecessor Manulife Series Fund, Inc. portfolio for periods prior to December 31, 1996.


(B)    10 year average annual return.



(C)    Formerly, Mid Cap Blend.


                                    * * * * *

     In addition to the non-standardized returns quoted above, each of the sub-accounts may from time to time quote aggregate non-standardized total returns calculated in the same manner as set forth above for other time periods. From time to time the Trust may include in its advertising and sales literature general discussions of economic theories, including but not limited to, discussions on how demographic and political trends can affect the financial markets. Further, the Trust may also include in its advertising and sales literature specific information on each of the Trust's subadvisers, including but not limited to, research capabilities of a subadviser, assets under management, information relating to other clients of a subadviser, and other generalized information.

                               STATE PREMIUM TAXES

     New York does not currently assess a premium tax. In the event New York does impose a premium tax, we reserve the right to pass-through such tax to you.

                                    SERVICES

INDEPENDENT AUDITORS


     The financial statements of the Company at December 31, 2000 and 1999 and for each of the three years in the period ended December 31, 2000 and of the Variable Account at December 31, 2000 and for each of the two years in the period ended December 31, 2000 appearing in this Statement of Additional Information have been audited by Ernst & Young LLP, independent auditors, as set forth in their reports thereon appearing elsewhere herein, and are included in reliance upon such reports given on the authority of such firm as experts in accounting and auditing.

SERVICING AGENT

     Computer Science Corporation Financial Services Group ("CSC FSG") provides to us a computerized data processing recordkeeping system for variable annuity administration. CSC FSG provides various daily, semimonthly, monthly, semiannual and annual reports including:

     -    daily updates on:

          -    accumulation unit values,

          -    variable annuity participants and transactions, and

          -    agent production and commissions;

     -    semimonthly commission statements;

     -    monthly summaries of agent production and daily transaction reports;

     - semiannual statements for contract owners; and - annual contract owner tax reports.

We pay CSC FSG approximately $7.80 per policy per year, plus certain other fees for the services provided.

PRINCIPAL UNDERWRITER


         Manufacturers Securities Services, LLC ("MSS"), the successor to NASL Financial Services, Inc., is a Delaware limited liability company that is controlled by Manulife North America. MSS serves as principal underwriter of the contracts. Contracts are offered on a continuous basis. The aggregate dollar amounts of underwriting commissions paid to MSS in 2000, 1999 and 1998 were $18,336,236, $15,407,826, $12,640,836, respectively. MSS did not retain any of these amounts during such periods.

                                   APPENDIX A

                              STATE PREMIUM TAXES

     Premium taxes vary according to the state and are subject to change. In many jurisdictions there is no tax at all. For current information, a tax advisor should be consulted.


                                                               TAX RATE
STATE                                      QUALIFIED          NON-QUALIFIED
                                           CONTRACTS           CONTRACTS
                                           ---------           ---------
CALIFORNIA                                   0.50%                 2.35%
MAINE                                        0.00%                 2.00%
NEVADA                                       0.00%                 3.50%
PUERTO RICO                                  1.00%                 1.00%
SOUTH DAKOTA(*)                              0.00%                 1.25%
WEST VIRGINIA                                1.00%                 1.00%
WYOMING                                      0.00%                 1.00%


* Premium tax paid upon receipt (no tax at annuitization if tax paid on premium at issue)

                          AUDITED FINANCIAL STATEMENTS

AUDITED FINANCIAL STATEMENTS

The Manufacturers Life Insurance Company of New York
Years ended December 31, 2000, 1999 and 1998

              The Manufacturers Life Insurance Company of New York

                          Audited Financial Statements


                  Years ended December 31, 2000, 1999 and 1998




                                    CONTENTS

Report of Independent Auditors..............................................   1

Audited Financial Statements

Balance Sheets..............................................................   2
Statements of Income........................................................   3
Statements of Changes in Shareholder's Equity...............................   4
Statements of Cash Flows....................................................   5
Notes to Financial Statements...............................................   6

                         Report of Independent Auditors


The Board of Directors and Shareholder
The Manufacturers Life Insurance Company of New York


We have audited the accompanying balance sheets of The Manufacturers Life Insurance Company of New York ("the Company") as of December 31, 2000 and 1999, and the related statements of income, changes in shareholder's equity, and cash flows for each of the three years in the period ended December 31, 2000. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of The Manufacturers Life Insurance Company of New York at December 31, 2000 and 1999, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2000, in conformity with accounting principles generally accepted in the United States.



                                             Ernst & Young LLP


Boston, Massachusetts
February 16, 2001

THE MANUFACTURERS LIFE INSURANCE COMPANY OF NEW YORK

BALANCE SHEETS


AS AT DECEMBER 31
ASSETS ($ thousands)                                                      2000             1999
-----------------------------------------------------------------------------------------------
INVESTMENTS:
   Fixed maturity securities available-for-sale, at fair value
   (amortized cost: 2000, $114,333; 1999, $125,429)                $   114,188      $   122,301
   Investment in unconsolidated affiliate                                  200              175
   Policy loans                                                          2,320              930
   Short-term investments                                               48,200           41,311
-----------------------------------------------------------------------------------------------
TOTAL INVESTMENTS                                                  $   164,908      $   164,717
-----------------------------------------------------------------------------------------------
Cash and cash equivalents                                                   --            7,093
Accrued investment income                                                3,277            3,036
Deferred acquisition costs                                              59,605           50,476
Federal income tax recoverable from affiliates                           1,000               --
Other assets                                                               518              456
Receivable for undelivered securities                                    6,700               --
Separate account assets                                              1,165,991        1,119,103
-----------------------------------------------------------------------------------------------
TOTAL ASSETS                                                       $ 1,401,999      $ 1,344,881
===============================================================================================

LIABILITIES AND SHAREHOLDER'S EQUITY ($ THOUSANDS)
-----------------------------------------------------------------------------------------------
LIABILITIES:
   Policyholder liabilities and accruals                           $   128,551      $   131,104
   Payable to affiliates                                                 3,079            3,825
   Deferred income taxes                                                 6,129            4,382
   Cash overdraft                                                        1,312               --
   Other liabilities                                                     7,307            5,258
   Separate account liabilities                                      1,165,991        1,119,103
-----------------------------------------------------------------------------------------------
TOTAL LIABILITIES                                                  $ 1,312,369      $ 1,263,672
-----------------------------------------------------------------------------------------------
SHAREHOLDER'S EQUITY:
   Common stock                                                    $     2,000      $     2,000
   Additional paid-in capital                                           72,706           72,706
   Retained earnings                                                    15,435            8,947
   Accumulated other comprehensive loss                                   (511)          (2,444)
-----------------------------------------------------------------------------------------------
TOTAL SHAREHOLDER'S EQUITY                                         $    89,630      $    81,209
-----------------------------------------------------------------------------------------------
TOTAL LIABILITIES AND SHAREHOLDER'S EQUITY                         $ 1,401,999      $ 1,344,881
===============================================================================================

The accompanying notes are an integral part of these financial statements.

THE MANUFACTURERS LIFE INSURANCE COMPANY OF NEW YORK

STATEMENTS OF INCOME



FOR THE YEARS ENDED DECEMBER 31
($ thousands)                                                         2000          1999          1998
------------------------------------------------------------------------------------------------------

REVENUES:
     Fees from separate accounts and policyholder liabilities     $ 19,151      $ 14,670      $ 10,961
     Premiums                                                          258           175            --
     Net investment income                                          21,054        16,944         9,786
     Net realized investment (losses) gains                         (1,319)         (222)          713
------------------------------------------------------------------------------------------------------
TOTAL REVENUE                                                     $ 39,144      $ 31,567      $ 21,460
------------------------------------------------------------------------------------------------------

BENEFITS AND EXPENSES:
     Policyholder benefits and claims                             $ 10,336      $  6,613      $  4,603
     Amortization of deferred acquisition costs                      7,770         4,287         4,849
     Other insurance expenses                                       14,772        11,834        10,359
------------------------------------------------------------------------------------------------------
TOTAL BENEFITS AND EXPENSES                                       $ 32,878      $ 22,734      $ 19,811
------------------------------------------------------------------------------------------------------
INCOME BEFORE INCOME TAXES                                        $  6,266      $  8,833      $  1,649
------------------------------------------------------------------------------------------------------
INCOME TAX (BENEFIT) EXPENSE                                      $   (222)     $  3,095      $    576
------------------------------------------------------------------------------------------------------
NET INCOME                                                        $  6,488      $  5,738      $  1,073
======================================================================================================

The accompanying notes are an integral part of these financial statements.

THE MANUFACTURERS LIFE INSURANCE COMPANY OF NEW YORK

STATEMENTS OF CHANGES IN SHAREHOLDER'S EQUITY




                                                                      ACCUMULATED
                                                                         OTHER         TOTAL
                               COMMON     ADDITIONAL      RETAINED   COMPREHENSIVE  SHAREHOLDER'S
($ thousands)                  STOCK    PAID-IN CAPITAL   EARNINGS   INCOME (LOSS)     EQUITY
-------------------------------------------------------------------------------------------------

Balance, January 1, 1998       $2,000     $   72,531      $  2,136     $  1,095       $  77,762
Capital contribution               --            175            --           --             175
Comprehensive income               --             --         1,073          357           1,430
-------------------------------------------------------------------------------------------------
BALANCE, DECEMBER 31, 1998     $2,000     $   72,706      $  3,209     $  1,452       $  79,367
-------------------------------------------------------------------------------------------------
Comprehensive income (loss)        --             --         5,738       (3,896)          1,842
-------------------------------------------------------------------------------------------------
BALANCE, DECEMBER 31, 1999     $2,000     $   72,706      $  8,947     $ (2,444)      $  81,209
-------------------------------------------------------------------------------------------------
Comprehensive income               --             --         6,488        1,933           8,421
-------------------------------------------------------------------------------------------------
BALANCE, DECEMBER 31, 2000     $2,000     $   72,706      $ 15,435     $   (511)      $  89,630
=================================================================================================

The accompanying notes are an integral part of these financial statements.

THE MANUFACTURERS LIFE INSURANCE COMPANY OF NEW YORK

STATEMENTS OF CASH FLOWS


FOR THE YEARS ENDED DECEMBER 31
($ thousands)                                                        2000           1999           1998
--------------------------------------------------------------------------------------------------------
OPERATING ACTIVITIES:
Net income                                                      $   6,488      $   5,738      $   1,073
Adjustments to reconcile net income to net cash provided by
(used in) operating activities:
     Amortization of bond discount and premium                         79            585            434
     Net realized investment losses (gains)                         1,319            222           (713)
     Provision for deferred income tax                              1,454          1,857          1,153
     Amortization of deferred acquisition costs                     7,770          4,287          4,849
     Policy acquisition costs deferred                            (17,673)       (15,604)       (14,515)
     Benefits to policyholders                                     10,336          6,613          4,603
     Changes in assets and liabilities:
         Accrued investment income                                   (241)            37           (672)
         Federal income tax recoverable from affiliates            (1,000)            --             --
         Other assets                                                 (62)         1,378         (1,603)
         Payable to affiliates                                       (746)          (289)          (231)
         Other liabilities                                          2,049          3,315            956
--------------------------------------------------------------------------------------------------------
NET CASH PROVIDED BY (USED IN) OPERATING ACTIVITIES             $   9,773      $   8,139      $  (4,666)
--------------------------------------------------------------------------------------------------------
INVESTING ACTIVITIES:
Fixed maturity securities sold, matured or repaid               $ 109,657      $  73,626      $  30,591
Fixed maturity securities purchased                               (99,945)       (78,960)       (24,500)
Net change in investment in unconsolidated affiliates                 (25)            --             --
Net change in short-term investments                               (6,886)       (31,279)           (34)
Policy loans advanced, net                                         (1,390)          (378)          (154)
Net change in receivable for undelivered securities                (6,700)            --             --
--------------------------------------------------------------------------------------------------------
CASH (USED IN) PROVIDED BY INVESTING ACTIVITIES                 $  (5,289)     $ (36,991)     $   5,903
--------------------------------------------------------------------------------------------------------
FINANCING ACTIVITIES:
Deposits to policyholder funds                                  $  54,403      $  50,351      $  14,212
Return of policyholder funds                                      (67,292)       (20,352)       (10,934)
--------------------------------------------------------------------------------------------------------
CASH (USED IN) PROVIDED BY FINANCING ACTIVITIES                 $ (12,889)     $  29,999      $   3,278
--------------------------------------------------------------------------------------------------------
CASH AND CASH EQUIVALENTS:
(Decrease) Increase during the year                             $  (8,405)     $   1,147      $   4,515
Balance, beginning of year                                          7,093          5,946          1,431
--------------------------------------------------------------------------------------------------------
BALANCE, END OF YEAR                                            $  (1,312)     $   7,093      $   5,946
========================================================================================================

The accompanying notes are an integral part of these financial statements.

              THE MANUFACTURERS LIFE INSURANCE COMPANY OF NEW YORK

                          NOTES TO FINANCIAL STATEMENTS
                                DECEMBER 31, 2000
                            (IN THOUSANDS OF DOLLARS)


1.       ORGANIZATION

         The Manufacturers Life Insurance Company of New York (hereinafter referred to as "the Company") is a stock life insurance company which was organized on February 10, 1992 under the laws of the State of New York. The New York Insurance Department ("the Department") granted the Company a license to operate on July 22, 1992. The Company is a wholly-owned subsidiary of The Manufacturers Life Insurance Company of North America (hereinafter referred to as "MNA"), which is, in turn, a wholly-owned subsidiary of Manulife-Wood Logan Holding Co., Inc. (hereinafter referred to as "MWLH"). MWLH is an indirect wholly-owned subsidiary of The Manufacturers Life Insurance Company ("MLI"); prior to June 1, 1999, MLI indirectly owned 85% of MWLH, and minority shareholders associated with MWLH owned the remaining 15%. MLI is a wholly-owned subsidiary of Manulife Financial Corporation ("MFC"), a publicly traded company. MFC and its subsidiaries are known collectively as "Manulife Financial."

         The Company issues individual and group annuity and individual life insurance contracts (collectively, the contracts) in the State of New York. Amounts invested in the fixed portion of the contracts are allocated to the general account or a noninsulated separate account of the Company. Amounts invested in the variable portion of the contracts are allocated to the separate accounts of the Company. Each of these separate accounts invests in either the shares of various portfolios of the Manufacturers Investment Trust (hereinafter referred to as "MIT"), a no-load, open-end investment management company organized as a Massachusetts business trust, or in open-end investment management companies offered and managed by unaffiliated third parties.

         Manufacturers Securities Services, LLC ("MSS"), an affiliate of the Company, is the investment advisor to MIT, the principal underwriter for the variable contracts and exclusive distributor of all contracts issued by the Company.

         Marketing services for the sale of all contracts issued by the Company and other services are provided by certain affiliates of the Company pursuant to an Administrative Services Agreement and an Investment Services Agreement between the Company and MLI. Currently, services are provided by MLI, MWLH, MNA and The Manufacturers Life Insurance Company
         (USA) ("ManUSA").

         On October 31, 1998, the Company received a 10% interest in the members' equity of MSS from MNA, the managing member of MSS. The Company treated the receipt of its equity interest as a contribution to paid-in capital of $175. In March 2000, the Company's investment in MSS increased by an additional $25.

2.       SIGNIFICANT ACCOUNTING POLICIES

      a) BASIS OF PRESENTATION

         The accompanying financial statements of the Company have been prepared in conformity with accounting principles generally accepted in the United States ("GAAP").

         The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from reported results using those estimates.


      b) INVESTMENTS

         The Company classifies all of its fixed-maturity securities as available-for-sale and records these securities at fair value. Realized gains and losses on sales of securities classified as available-for-sale are recognized in net income using the specific-identification method. Changes in the fair value of securities available-for-sale are reflected directly in accumulated other comprehensive income after adjustments for deferred taxes and deferred acquisition costs. The cost of fixed-maturity securities is adjusted for the amortization of premiums and accretion of discounts which are calculated using the effective interest method. For the mortgage-backed bond portion of the fixed-maturity securities portfolio, the Company recognizes amortization using a constant effective yield based on anticipated prepayments and the estimated economic life of the securities. When actual prepayments differ significantly from anticipated prepayments, the effective yield is recalculated to reflect actual payments to date and anticipated future payments. The net investment in the security is adjusted to the amount that would have existed had the new effective yield been applied since the acquisition of the security. That adjustment is included in net investment income.

         Policy loans are reported at aggregate unpaid balances, which approximate fair value.

         Short-term investments, which include investments with maturities of less than one year and greater than 90 days as at the date of acquisition, are reported at amortized cost, which approximates fair value.

      c) CASH EQUIVALENTS

         The Company considers all liquid debt instruments purchased with an original maturity date of three months or less to be cash equivalents. Cash equivalents are stated at cost plus accrued interest, which approximates fair value.

      d) DEFERRED ACQUISITION COSTS ("DAC")

         Commissions and other expenses which vary with, and are primarily related to, the production of new business are deferred to the extent recoverable and included as an asset. Acquisition costs associated with annuity contracts and investment pension contracts are being amortized generally

      d) DEFERRED ACQUISITION COSTS ("DAC") (CONTINUED)

         in proportion to the present value of expected gross profits from surrender charges and investment, mortality and expense margins. The amortization is adjusted retrospectively when estimates of current or future gross profits are revised. DAC associated with traditional non-participating individual insurance policies is charged to expense over the premium-paying period of the related policies. Assuming the unrealized gains or losses on securities had been realized at year end, DAC is adjusted for the impact on estimated future gross profits. The impact of any such adjustments is included in net unrealized gains (losses) in accumulated other comprehensive income. DAC is reviewed annually to determine recoverability from future income and, if not recoverable, is immediately expensed.

      e) POLICYHOLDER LIABILITIES AND ACCRUALS

         Policyholder liabilities equal the policyholder account value for the fixed portion of annuity contracts and for investment pension contracts with no substantial mortality risk. Account values are increased for deposits received and interest credited, and are reduced by withdrawals. For traditional nonparticipating life insurance policies, policyholder liabilities are computed using the net level premium method and are based upon estimates as to future mortality, persistency, maintenance expenses and interest rate yields that are applicable in the year of issue. The assumptions include a provision for adverse deviation.

      f) SEPARATE ACCOUNTS

         Separate account assets and liabilities that are reported in the accompanying balance sheets represent investments in either MIT, which are mutual funds that are separately administered for the exclusive benefit of the policyholders of the Company and its affiliates, or open-end investment management companies offered and managed by unaffiliated third parties, which are mutual funds that are separately administered for the benefit of the Company's policyholders and other contract owners. These assets and liabilities are reported at fair value. The policyholders, rather than the Company, bear the investment risk. The operations of the separate accounts are not included in the accompanying financial statements. Fees charged on separate account policyholder funds are included in revenues.

      g) REVENUE RECOGNITION

         Fee income from separate accounts, annuity contracts and investment pension contracts consists of charges for mortality, expenses, and surrender and administration charges that have been assessed against the policyholder account balances. Premiums on traditional nonparticipating life insurance policies are recognized as revenue when due. Investment income is recorded on the accrual basis of accounting.

      h) POLICYHOLDER BENEFITS AND CLAIMS

         Benefits for annuity contracts and investment pension contracts include interest credited to policyholder account balances and benefit claims incurred during the period in excess of policyholder account balances.

      i) INCOME TAXES

         Income taxes have been provided using the liability method in accordance with SFAS No. 109, "Accounting for Income Taxes." Under this method, deferred tax assets and liabilities are determined based on differences between the financial reporting and tax bases of assets and liabilities and are measured using the enacted tax rates and laws that likely will be in effect when the differences are expected to reverse. The measurement of deferred tax assets is reduced by a valuation allowance if, based upon the available evidence, it is more likely than not that some or all of the deferred tax assets will not be realized.

3.       INVESTMENTS AND INVESTMENT INCOME

      a) FIXED-MATURITY SECURITIES

         At December 31, 2000 and 1999, all fixed-maturity securities have been classified as available-for-sale and reported at fair value. The amortized cost and fair value are summarized as follows:

                                                                                            GROSS
                                                                        GROSS             UNREALIZED
         AS AT DECEMBER 31                  AMORTIZED     COST     UNREALIZED GAINS         LOSSES              FAIR VALUE
         ($ thousands)                         2000       1999      2000      1999      2000       1999       2000       1999
         ----------------------------------------------------------------------------------------------------------------------
         U.S. government                    $ 39,529    $ 21,147   $  364    $   --   $    (5)   $  (536)   $ 39,888   $ 20,611
         Corporate securities                 66,950      92,532      591       122    (1,076)    (2,486)     66,465     90,168
         Mortgage-backed securities            6,796       8,278        6        27       (26)      (184)      6,776      8,121
         Foreign governments                      --       2,414       --        23        --         --          --      2,437
         States/political subdivisions         1,058       1,058        1        --        --        (94)      1,059        964
         ----------------------------------------------------------------------------------------------------------------------
         TOTAL FIXED-MATURITY SECURITIES    $114,333    $125,429   $  962    $  172   $(1,107)   $(3,300)   $114,188   $122,301
         ----------------------------------------------------------------------------------------------------------------------

         Proceeds from sales of fixed-maturity securities during 2000 were $54,082 (1999, $60,595; 1998, $17,985). Gross gains of $245 and gross losses of $1,550 were realized on those sales (gross gains and losses were $301 and $523 for 1999; and $715 and $2 for 1998, respectively).

      a) FIXED-MATURITY SECURITIES (CONTINUED)

         The contractual maturities of fixed-maturity securities at December 31, 2000 are shown below. Expected maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without prepayment penalties. Corporate requirements and investment strategies may result in the sale of investments before maturity.

         ($ thousands)                         AMORTIZED COST    FAIR VALUE
         ------------------------------------------------------------------
         FIXED-MATURITY SECURITIES
            One year or less                      $ 46,029        $ 46,090
            Greater than 1; up to 5 years           33,186          33,398
            Greater than 5; up to 10 years          18,244          18,547
            Due after 10 years                      10,078           9,377
            Mortgage-backed securities               6,796           6,776
         ------------------------------------------------------------------
         TOTAL FIXED-MATURITY SECURITIES          $114,333        $114,188
         ------------------------------------------------------------------

         Fixed-maturity securities with a fair value of $437 and $438 at December 31, 2000 and 1999, respectively, were on deposit with or in custody accounts on behalf of the Department to satisfy regulatory requirements.

      b) INVESTMENT INCOME

         Income by type of investment was as follows:

         FOR THE YEARS ENDED DECEMBER 31
         ($ thousands)                           2000          1999          1998
         -------------------------------------------------------------------------
         Fixed-maturity securities           $  7,910      $  8,147      $  8,338
         Other invested assets                 10,053         7,476           830
         Short-term investments                 3,228         1,443           762
         -------------------------------------------------------------------------
         Gross investment income               21,191        17,066         9,930
         -------------------------------------------------------------------------
         Investment expenses                     (137)         (122)         (144)
         -------------------------------------------------------------------------
         NET INVESTMENT INCOME               $ 21,054      $ 16,944      $  9,786
         =========================================================================

         The Company includes income earned from its equity investment in MSS in the other invested assets category. Income earned from the Company's investment in MSS was $9,970, $7,453 and $813 for the years ended December 31, 2000, 1999 and 1998, respectively.

4.       COMPREHENSIVE INCOME

         Total comprehensive income was as follows:

         FOR THE YEARS ENDED DECEMBER 31
         ($ thousands)                                      2000         1999         1998
         ----------------------------------------------------------------------------------

         NET INCOME                                      $ 6,488      $ 5,738      $ 1,073
         ----------------------------------------------------------------------------------
         OTHER COMPREHENSIVE INCOME (LOSS), NET OF
         TAX:
           Unrealized holding gains (losses) arising
           during the year                                 1,076       (4,038)         820
           Less:
           Reclassification adjustment for realized
           (losses) gains included in net income            (857)        (142)         463
         ----------------------------------------------------------------------------------
         Other comprehensive  income (loss)                1,933       (3,896)         357
         ----------------------------------------------------------------------------------
         COMPREHENSIVE INCOME                            $ 8,421      $ 1,842      $ 1,430
         ==================================================================================

         Other comprehensive income (loss) is reported net of income taxes (benefit) of $293, $(1,088) and $192 for 2000, 1999 and 1998, respectively.

5.       DEFERRED ACQUISITION COSTS

         The components of the change in DAC were as follows:

         FOR THE YEARS ENDED DECEMBER 31
         ($ thousands)                                   2000          1999          1998
         ---------------------------------------------------------------------------------
         Balance at January 1                        $ 50,476      $ 36,831      $ 28,364
         Capitalization                                17,673        15,604        14,515
         Amortization                                  (7,770)       (4,287)       (4,849)
         Effect of net unrealized (gains) losses
              on securities available-for-sale           (774)        2,328        (1,199)
         ---------------------------------------------------------------------------------
         BALANCE AT DECEMBER 31                      $ 59,605      $ 50,476      $ 36,831
         =================================================================================

6.       INCOME TAXES

         The components of income tax (benefit) expense were as follows:

         FOR THE YEARS ENDED DECEMBER 31
         ($ thousands)                          2000         1999        1998
         ---------------------------------------------------------------------
         Current (benefit) expense           $(1,676)     $ 1,238     $  (577)
         Deferred expense                      1,454        1,857       1,153
         ---------------------------------------------------------------------
         TOTAL (BENEFIT) EXPENSE             $  (222)     $ 3,095     $   576
         =====================================================================

         Included in the current benefit for 2000 is a $1,869 one time reduction of tax expense for periods prior to 2000. This resulted from a new IRS technical memorandum clarifying the treatment of dividends received deduction for Separate Accounts. The tax benefit pertaining to 2000 earnings is $560.

         Components of the Company's net deferred tax liability are as follows:

         AS AT DECEMBER 31
         ($ thousands)                                                 2000         1999
         --------------------------------------------------------------------------------
         DEFERRED TAX ASSETS:
            Reserves                                                $   961      $   708
            Net operating loss carryforwards                          1,811           --
            Net capital loss carryforwards                              540           --
            Unrealized losses on securities available-for-sale          183          963
         --------------------------------------------------------------------------------
         Gross deferred tax assets:                                   3,495        1,671
            Valuation allowance                                        (171)        (657)
         --------------------------------------------------------------------------------
         Net deferred tax assets                                      3,324        1,014
         --------------------------------------------------------------------------------
         DEFERRED TAX LIABILITIES:
            Deferred acquisition costs                               (8,782)      (5,147)
            Other                                                      (671)        (249)
         --------------------------------------------------------------------------------
         Total deferred tax liabilities                              (9,453)      (5,396)
         --------------------------------------------------------------------------------
         NET DEFERRED TAX LIABILITY                                 $(6,129)     $(4,382)
         ================================================================================

         As of December 31, 2000 and 1999, the Company had unrealized capital losses in its available for sale portfolio. Under federal tax law, utilization of these capital losses, when realized, is limited to use as an offset against capital gains. The Company believes that it is more likely than not that it will be unable to realize the benefit of the full deferred tax asset related to the net unrealized capital losses. The Company has therefore established a valuation allowance for the amount in excess of the available capital gains at each balance sheet date. The Company believes that it will realize the full benefit of its remaining deferred tax assets.

         The Company participates as a member of the MWLH-affiliated group, filing a consolidated federal income tax return. The Company files a separate State of New York return. The method of allocation between the companies is subject to a tax-sharing agreement under which the tax liability is allocated to each member of the group on a pro rata basis based on the relationship that the member's tax liability (computed on a separate-return basis) bears to the tax liability of the consolidated group. The tax charge to the Company will not be more than the Company would have paid on a separate-return basis. Settlements of taxes are made periodically with the parent.

         The Company received refunds of $420 and $719 in 2000 and 1999, respectively, and made a tax payment of $1,121 in 1998.

         At December 31, 2000, the Company has operating loss carryforwards of $5,174 that expire in 2015.

7.       SHAREHOLDER'S EQUITY

         The Company has one class of common stock:

         AS AT DECEMBER 31
         ($ thousands)                                          2000        1999
         -----------------------------------------------------------------------
         AUTHORIZED, ISSUED AND OUTSTANDING:
             2,000,000 Common shares, par value $1            $2,000      $2,000
         -----------------------------------------------------------------------

         The maximum amount of dividends that may be paid by life insurance companies without prior approval of the New York Insurance Commissioner is subject to restrictions relating to statutory surplus and net gain from operations on a statutory basis.

         The aggregate statutory capital and surplus of the Company at December 31, 2000 was $60,485 (1999, $63,470). The aggregate statutory net
         (loss) income of the Company for the year ended 2000 was $(3,010); [1999 - $932, 1998 - $(5,678)]. State regulatory authorities prescribe statutory accounting practices that differ in certain respects from GAAP in the United States followed by stock life insurance companies. The significant differences relate to investments, deferred acquisition costs, deferred income taxes, nonadmitted asset balances and reserves.

8.       REINSURANCE

         The Company has treaties with eight reinsurers, seven unaffiliated and one affiliated, to reinsure any face amounts in excess of $100 for its traditional nonparticipating insurance products. The Company remains liable for amounts ceded in the event that reinsurers do not meet their obligations. To date, there have been no reinsurance recoveries under these agreements.

         Effective July 1, 2000, the Company entered into deferred stop loss reinsurance agreements with two unaffiliated reinsurers to cover a portion of the risk associated with variable annuity minimum death benefit guarantee claims. During 2000, the Company incurred $395 in reinsurance costs. The agreements have a term of fifteen years; at the end of which a settlement will be made. The Company has accounted for these agreements using the deposit method.

9.       RELATED-PARTY TRANSACTIONS

         The Company utilizes various services provided by MLI and affiliates, such as legal, personnel, investment accounting and other corporate services. Pursuant to a plan of operations, all intercompany expenses are billed through MLI. For the years ended December 31, 2000, 1999 and 1998, MLI billed the Company expenses of $9,101, $6,595 and $4,775, respectively. At December 31, 2000 and 1999, the Company had a net liability to MLI of $2,407 and $2,664, respectively, for those services.

         All commissions are paid to MSS by the Company, and MWL marketing services expenses are paid by MLI, who is then reimbursed by the Company. Underwriting commissions and marketing services expense of $21,868, $19,575, and $17,838 was incurred during the years ended December 31, 2000, 1999, and 1998, respectively. At December 31, 2000 and 1999, the Company had a net liability of $672 and $1,161, respectively, for these services. In addition, the Company has a receivable from MSS relating to distributions of $967 and $727, which are included in accrued investment income at December 31, 2000, and 1999, respectively.

         The financial statements have been prepared from the records maintained by the Company and may not necessarily be indicative of the financial conditions or results of operations that would have occurred if the Company had been operated as an unaffiliated corporation (see also Notes 1, 6, 8, 11 and 14 for additional related-party transactions).

10.      BORROWED MONEY

         The Company has an unsecured line of credit with State Street Bank and Trust in the amount of $5,000, bearing interest rates which vary based upon changes in the bank's money market rate. There were no outstanding advances under the line of credit at December 31, 2000 and 1999.

11.      EMPLOYEE BENEFITS

      a) RETIREMENT PLAN

         The Company participates in a noncontributory pension plan; which is sponsored by the Company's indirect parent ManUSA. The Cash Balance Plan ("the Plan") provides pension benefits based on length of service and interest credits are a function of interest rate levels. Pension benefits are provided to those participants after three years of vesting service, and the normal retirement benefit is actuarially equivalent to the cash balance account at normal retirement date. The normal form of payment under the Plan is a life annuity, with various optional forms available.

      a) RETIREMENT PLAN (CONTINUED)

         Actuarial valuation of accumulated plan benefits are based on projected salaries and best estimates of investment yields on plan assets, mortality of participants, employee termination and ages at retirement. Pension costs relating to current service and amortization of experience gains and losses are amortized to income over the estimated average remaining service lives of the participants. No pension expense was recognized by the sponsor in 2000, 1999 or 1998 because the plan was subject to the full funding limitation under the Internal Revenue Code.

         At December 31, 2000, the projected benefit obligation based on an assumed interest rate of 7.25% was $51,854. The fair value of plan assets is $80,982.

      b) 401(k) PLAN

         The Company participates in a defined contribution 401(k) Savings Plan sponsored by ManUSA. This plan is subject to the provisions of the Employee Retirement Income Security Act of 1974 (ERISA). The costs associated with the Plan were charged to the Company and were not material.

      c) OTHER POSTRETIREMENT BENEFIT PLAN

         In addition to the retirement plan, the Company participates in the postretirement benefit plan of ManUSA, which provides retiree medical and life insurance benefits to those who have attained age 55, with 10 or more years of service. The plan provides the medical coverage for retirees and spouses under age 65. When the retirees or the covered dependents reach age 65, Medicare provides primary coverage and the plan provides secondary coverage. There is no contribution for post-age 65 coverage, and no contributions are required for retirees for life insurance coverage. The plan is unfunded.

         The postretirement benefit cost of the Company, which includes the expected cost of post-retirement benefits for newly eligible employees and for vested employees, interest cost, and gains and losses arising from differences between actuarial assumptions and actual experience is accounted for by the plan sponsor, ManUSA.

12.      FAIR VALUE OF FINANCIAL INSTRUMENTS

         The carrying values and estimated fair values of the Company's financial instruments at December 31 were as follows:

                                                   2000                        1999
                                         ----------------------------------------------------
                                           CARRYING          FAIR      CARRYING          FAIR
                                              VALUE         VALUE         VALUE         VALUE
                                         ----------------------------------------------------
         Assets:
         Fixed-maturity securities       $  114,188    $  114,188    $  122,301    $  122,301
         Policy loans                         2,320         2,320           930           930
         Short-term investments              48,200        48,200        41,311        41,311
         Cash and cash equivalents               --            --         7,093         7,093
         Separate account assets          1,165,991     1,165,991     1,119,103     1,119,103

         Liabilities:
         Policyholder liabilities and    $  128,551    $  124,592    $  131,104    $  126,298
         accruals
         Cash overdraft                       1,312         1,312            --            --
         Separate account liabilities     1,165,991     1,165,991     1,119,103     1,119,103

         The following methods and assumptions were used by the Company in estimating the fair value disclosures for financial instruments:

         Fixed-Maturity Securities: Fair values for fixed-maturity securities are obtained from an independent pricing service.

         Policy Loans: Carrying values approximate fair values.

         Short-Term Investment, Cash and Cash Equivalents and Cash Overdraft:
         Carrying values approximate fair values.

         Separate Account Assets and Liabilities: The carrying values in the balance sheet for separate account assets and liabilities approximate their fair values.

         Policyholder Liabilities and Accruals: Fair values of the Company's liabilities under contracts not involving significant mortality risk (deferred annuities) are estimated to be the cash surrender value or the cost the Company would incur to extinguish the liability.

13.       LEASES

         The Company leases office space under various operating lease agreements which will expire between 2000 and 2005. For the years ended December 31, 2000, 1999 and 1998 the Company incurred rent expense of $248, $166 and $95, respectively.

         The minimum lease payments associated with the office space under the operating lease agreements are as follows:

                      YEAR ENDED                MINIMUM LEASE PAYMENTS
                      ------------------------------------------------
                        2001                            $  229
                        2002                               219
                        2003                               222
                        2004                               226
                        2005 and after                     154
                      ------------------------------------------------

                      TOTAL                             $1,050
                      ================================================

14.      CAPITAL MAINTENANCE AGREEMENT

         Pursuant to a capital maintenance agreement and subject to regulatory approval, MLI has agreed to maintain the Company's statutory capital and surplus at a specified level and to ensure that sufficient funds are available for the timely payment of contractual obligations.

15.      CONTINGENCIES

         The Company is subject to various lawsuits that have arisen in the course of its business. Contingent liabilities arising from litigation, income taxes and other matters are not considered material in relation to the financial position of the Company.

AUDITED FINANCIAL STATEMENTS

The Manufacturers Life Insurance Company of New York Separate Account A Years ended December 31, 2000 and 1999

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

                          Audited Financial Statements

                     Years ended December 31, 2000 and 1999




                                    CONTENTS

Report of Independent Auditors..........................................................................1

Audited Financial Statements

Statement of Assets and Contract Owners' Equity.........................................................3
Statements of Operations and Changes in Contract Owners' Equity.........................................5
Notes to Financial Statements..........................................................................22


                         Report of Independent Auditors

To the Contract Owners of
The Manufacturers Life Insurance Company of
   New York Separate Account A

We have audited the accompanying statement of assets, liabilities and contract owners' equity of The Manufacturers Life Insurance Company of New York Separate Account A (comprising, respectively, the Mid Cap Blend, Investment Quality Bond, Growth & Income, Blue Chip Growth, Money Market, Global Equity, Global Bond, U.S. Government Securities, Diversified Bond, Income & Value, Large Cap Growth, Equity-Income, Strategic Bond, Overseas, Growth, All Cap Growth, International Small Cap, Pacific Rim Emerging Markets, Science & Technology, Emerging Small Company, Aggressive Growth, International Stock, Quantitative Equity, Value, Real Estate Securities, Balanced, High Yield, Lifestyle Aggressive 1000, Lifestyle Growth 820, Lifestyle Balanced 640, Lifestyle Moderate 460, Lifestyle Conservative 280, Small Company Value, International Value, Small Company Blend, Total Return, U.S. Large Cap Value, Mid Cap Stock, Tactical Allocation, Dynamic Growth, Internet Technologies, International Index, Total Stock Market Index, 500 Index, Mid Cap Index, Small Cap Index and Capital Appreciation Sub-Accounts) of The Manufacturers Life Insurance Company of New York as of December 31, 2000, and the related statements of operations and changes in contract owners' equity for each of the two years in the period then ended. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of The Manufacturers Life Insurance Company of New York Separate Account A at December 31, 2000, and the results of its operations and the changes in its contract owners' equity for each of the two years in the period then ended, in conformity with accounting principles generally accepted in the United States.


                                                     /s/ Ernst & Young LLP
Boston, Massachusetts
February 16, 2001

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

                 Statement of Assets and Contract Owners' Equity

                                December 31, 2000

ASSETS
Investments at market value:
   Sub-Accounts:
     Mid Cap Blend Portfolio -- 5,215,553 shares (cost $101,429,129)                                $   91,376,485
     Investment Quality Bond Portfolio -- 988,759 shares (cost $11,647,696)                             11,608,030
     Growth & Income Portfolio -- 6,625,473 shares (cost $175,045,483)                                 189,090,992
     Blue Chip Growth Portfolio -- 5,668,082 shares (cost $102,205,722)                                114,098,501
     Money Market Portfolio -- 4,033,457 shares (cost $40,334,575)                                      40,334,575
     Global Equity Portfolio -- 2,770,992 shares (cost $50,664,638)                                     51,207,924
     Global Bond Portfolio -- 507,559 shares (cost $5,574,767)                                           5,796,320
     U.S. Government Securities Portfolio -- 1,203,402 shares (cost $15,863,898)                        16,330,162
     Diversified Bond Portfolio -- 789,440 shares (cost $8,531,222)                                      8,265,440
     Income & Value Portfolio -- 2,379,940 shares (cost $28,126,642)                                    25,132,172
     Large Cap Growth Portfolio -- 2,087,702 shares (cost $31,115,958)                                  26,263,293
     Equity-Income Portfolio -- 4,889,367 shares (cost $77,336,521)                                     82,288,039
     Strategic Bond Portfolio -- 2,243,242 shares (cost $25,285,262)                                    24,518,638
     Overseas Portfolio -- 2,052,933 shares (cost $28,573,771)                                          24,450,437
     Growth  Portfolio -- 1,531,025 shares (cost $33,959,002)                                           27,160,381
     All Cap Growth Portfolio --  2,924,206 shares (cost $63,130,725)                                   60,384,847
     International Small Cap Portfolio -- 894,452 shares (cost $19,530,733)                             14,669,005
     Pacific Rim Emerging Markets Portfolio -- 434,003 shares (cost $3,889,886)                          3,558,825
     Science & Technology Portfolio -- 2,878,922 shares (cost $84,213,773)                              66,906,144
     Emerging Small Company Portfolio -- 405,083 shares (cost $15,710,288)                              14,186,009
     Aggressive Growth Portfolio -- 1,081,772 shares (cost $20,675,853)                                 19,320,444
     International Stock Portfolio --  562,231 shares (cost $7,742,719)                                  7,202,176
     Quantitative Equity Portfolio -- 618,664 shares (cost $16,243,861)                                 16,246,104
     Value Portfolio -- 567,314 shares (cost $8,038,304)                                                 9,349,332
     Real Estate Securities Portfolio -- 250,211 shares (cost $3,488,773)                                3,895,787
     Balanced Portfolio -- 341,830 shares (cost $6,217,861)                                              5,284,692
     High Yield Portfolio -- 645,958 shares (cost $8,480,953)                                            7,525,409
     Lifestyle Aggressive 1000 Portfolio -- 407,568 shares (cost $5,306,612)                             5,335,068
     Lifestyle Growth 820 Portfolio -- 1,863,579 shares (cost $25,585,405)                              25,344,669
     Lifestyle Balanced 640 Portfolio -- 2,193,141 shares (cost $29,494,817)                            29,695,130
     Lifestyle Moderate 460 Portfolio -- 924,974 shares (cost $12,455,492)                              12,033,911
     Lifestyle Conservative 280 Portfolio -- 435,832 shares (cost $5,676,226)                            5,744,261
     Small Company Value Portfolio -- 313,874 shares (cost $3,646,707)                                   4,074,083
     International Value Portfolio -- 156,479 shares (cost $1,884,519)                                   1,887,142
     Small Company Blend Portfolio -- 257,153 shares (cost $3,973,117)                                   2,908,406
     Total Return Portfolio -- 563,265 shares (cost $7,037,109)                                          7,536,480
     U.S. Large Cap Value Portfolio -- 572,831 shares (cost $7,301,185)                                  7,498,356
     Mid Cap Stock Portfolio -- 286,594 shares (cost $3,541,730)                                         3,467,789
     Tactical Allocation Portfolio -- 101,287 shares (cost $1,266,076)                                   1,182,014
     Dynamic Growth Portfolio -- 475,253 shares (cost $5,263,763)                                        3,792,521
     Internet Technologies Portfolio --  262,796 shares (cost $3,091,576)                                1,847,457
     International Index Portfolio -- 10,223 shares (cost $116,017)                                        113,581
     Total Stock Market Index Portfolio -- 23,588 shares (cost $291,946)                                   262,767


See accompanying notes.

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

           Statement of Assets and Contract Owners' Equity (continued)

                                December 31, 2000


ASSETS (CONTINUED)
       500 Index Portfolio -- 144,833 shares (cost $1,716,662)                                      $    1,633,713
       Mid Cap Index Portfolio -- 17,797 shares (cost $236,665)                                            233,678
       Small Cap Index Portfolio -- 14,956 shares (cost $183,519)                                          168,850
       Capital Appreciation Portfolio -- 788 shares (cost $9,093)                                            8,647
                                                                                                    --------------

Total assets                                                                                        $1,081,218,686
                                                                                                    ==============

CONTRACT OWNERS' EQUITY
Variable annuity contracts                                                                          $1,081,091,083
Annuity reserve                                                                                            127,603
                                                                                                    --------------

Total contract owners' equity                                                                       $1,081,218,686
                                                                                                    ==============


See accompanying notes.

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

         Statements of Operations and Changes in Contract Owners' Equity


                                                                          SUB-ACCOUNT
                                  ------------------------------------------------------------------------------------------------
                                         MID CAP BLEND (1)            INVESTMENT QUALITY BOND             GROWTH & INCOME
                                  ------------------------------    ----------------------------    ------------------------------
                                      YEAR ENDED DECEMBER 31           YEAR ENDED DECEMBER 31          YEAR ENDED DECEMBER 31
                                      2000            1999             2000            1999            2000             1999
                                  -------------    -------------    ------------    ------------    -------------    -------------
Income:
   Dividends                      $  15,887,451    $  10,389,331    $    920,154    $    620,390    $  12,999,801    $   5,766,968
Expenses:
   Mortality and expense risk
     and administrative charges       1,438,151        1,295,413         167,488         171,871        2,883,863        2,508,334
                                  -------------    -------------    ------------    ------------    -------------    -------------
Net investment income (loss)         14,449,300        9,093,918         752,666         448,519       10,115,938        3,258,634
Net realized gain (loss)             (1,530,611)       2,664,968        (212,940)           (415)      17,869,850        7,079,116
Unrealized appreciation
   (depreciation) during the
   period                           (20,778,342)      10,320,182         361,631        (850,952)     (45,961,035)      17,861,968
                                  -------------    -------------    ------------    ------------    -------------    -------------
Net increase (decrease) in
   contract owners' equity from
   operations                        (7,859,653)      22,079,068         901,357        (402,848)     (17,975,247)      28,199,718
                                  -------------    -------------    ------------    ------------    -------------    -------------

Changes from principal
  transactions:
     Purchase payments                4,882,312        7,513,089       1,045,366       2,158,703       16,347,811       31,201,877
     Transfers between
       sub-accounts and the
       Company                          (61,857)      (1,497,184)     (1,084,000)        426,766         (907,034)      21,481,374

     Withdrawals                    (13,892,139)      (6,364,759)     (1,812,709)       (708,280)     (21,333,980)     (10,507,981)

     Annual contract fee                (45,191)         (44,780)         (4,374)         (4,558)         (82,348)         (76,507)
                                  -------------    -------------    ------------    ------------    -------------    -------------
Net increase (decrease) in
   contract owners' equity from
   principal transactions            (9,116,875)        (393,634)     (1,855,717)      1,872,631       (5,975,551)      42,098,763
                                  -------------    -------------    ------------    ------------    -------------    -------------

Total increase (decrease) in
   contract owners' equity          (16,976,528)      21,685,434        (954,360)      1,469,783      (23,950,798)      70,298,481

Contract owners' equity at
   beginning of period              108,353,013       86,667,579      12,562,390      11,092,607      213,041,790      142,743,309
                                  -------------    -------------    ------------    ------------    -------------    -------------

Contract owners' equity at end
   of period                      $  91,376,485    $ 108,353,013    $ 11,608,030    $ 12,562,390    $ 189,090,992    $ 213,041,790
                                  =============    =============    ============    ============    =============    =============

(1) Effective May 3, 1999, the Equity Sub-Account was renamed Mid Cap Blend through a vote of the Board of Directors.


See accompanying notes.

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

   Statements of Operations and Changes in Contract Owners' Equity (continued)


                                                                           SUB-ACCOUNT
                                  ------------------------------------------------------------------------------------------------
                                         BLUE CHIP GROWTH                  MONEY MARKET                   GLOBAL EQUITY
                                  ------------------------------    ----------------------------    ------------------------------
                                       YEAR ENDED DECEMBER 31          YEAR ENDED DECEMBER 31           YEAR ENDED DECEMBER 31
                                       2000             1999            2000            1999             2000            1999
                                  -------------    -------------    ------------    ------------    -------------    -------------
Income:
   Dividends                      $   5,039,145    $   3,547,690    $  2,132,717    $  1,437,718    $   6,318,703    $   5,535,859
Expenses:
   Mortality and expense risk
     and administrative charges       1,639,177        1,230,470         530,437         447,148          695,051          747,136
                                  -------------    -------------    ------------    ------------    -------------    -------------
Net investment income (loss)          3,399,968        2,317,220       1,602,280         990,570        5,623,652        4,788,723
Net realized gain (loss)              6,856,960        3,564,898           2,056         228,810          825,822        1,751,074
Unrealized appreciation
   (depreciation) during the
   period                           (15,471,260)       9,378,290               0               0       (1,533,460)      (5,540,721)
                                  -------------    -------------    ------------    ------------    -------------    -------------
Net increase (decrease) in
   contract owners' equity from
   operations                        (5,214,332)      15,260,408       1,604,336       1,219,380        4,916,014          999,076
                                  -------------    -------------    ------------    ------------    -------------    -------------

Changes from principal
  transactions:
     Purchase payments               12,623,846       16,560,189      23,197,359      17,450,076        1,388,108        3,521,176
     Transfers between
       sub-accounts and the
       Company                        8,077,681       13,287,349      (5,087,542)     (7,095,942)      (3,031,870)        (952,941)

     Withdrawals                     (9,603,424)      (5,966,875)    (12,552,028)     (5,572,666)      (5,708,392)      (3,044,050)

     Annual contract fee                (45,464)         (38,009)         (8,798)         (9,758)         (22,571)         (26,061)
                                  -------------    -------------    ------------    ------------    -------------    -------------
Net increase (decrease) in
   contract owners' equity from
   principal transactions            11,052,639       23,842,654       5,548,991       4,771,710       (7,374,725)        (501,876)
                                  -------------    -------------    ------------    ------------    -------------    -------------

Total increase (decrease) in
   contract owners' equity            5,838,307       39,103,062       7,153,327       5,991,090       (2,458,711)         497,200

Contract owners' equity at
   beginning of period              108,260,194       69,157,132      33,181,248      27,190,158       53,666,635       53,169,435
                                  -------------    -------------    ------------    ------------    -------------    -------------

Contract owners' equity at end
   of period                      $ 114,098,501    $ 108,260,194    $ 40,334,575    $ 33,181,248    $  51,207,924    $  53,666,635
                                  =============    =============    ============    ============    =============    =============

See accompanying notes.

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

   Statements of Operations and Changes in Contract Owners' Equity (continued)

                                                                          SUB-ACCOUNT
                                  ------------------------------------------------------------------------------------------------
                                                                        U.S. GOVERNMENT
                                          GLOBAL BOND (2)                   SECURITIES                  DIVERSIFIED BOND (3)
                                  ------------------------------    ----------------------------    ------------------------------
                                      YEAR ENDED DECEMBER 31           YEAR ENDED DECEMBER 31           YEAR ENDED DECEMBER 31
                                      2000              1999            2000            1999             2000            1999
                                  -------------    -------------    ------------    ------------    -------------    -------------
Income:
   Dividends                      $     197,867    $     745,529    $  1,214,419    $    713,252    $     925,675    $     748,053
Expenses:
   Mortality and expense risk
     and administrative charges          83,789          104,884         219,872         244,931          107,715          109,861
                                  -------------    -------------    ------------    ------------    -------------    -------------
Net investment income (loss)            114,078          640,645         994,547         468,321          817,960          638,192
Net realized gain (loss)             (1,264,760)        (290,060)       (397,498)        314,867         (220,466)          (8,884)
Unrealized appreciation
   (depreciation) during the
   period                             1,157,049       (1,003,444)        794,820      (1,087,081)          46,870         (680,769)
                                  -------------    -------------    ------------    ------------    -------------    -------------
Net increase (decrease) in
   contract owners' equity from
   operations                             6,367         (652,859)      1,391,869        (303,893)         644,364          (51,461)
                                  -------------    -------------    ------------    ------------    -------------    -------------

Changes from principal
  transactions:
     Purchase payments                  712,021          250,749       1,297,541       1,774,042        1,036,579          848,171
     Transfers between
       sub-accounts and the
       Company                         (683,604)      (1,058,750)       (497,950)     (1,352,111)        (485,702)        (329,796)

     Withdrawals                     (1,013,928)        (534,603)     (2,050,726)     (2,329,987)        (790,528)        (569,360)

     Annual contract fee                 (2,673)          (3,573)         (6,118)         (7,152)          (3,733)          (4,612)
                                  -------------    -------------    ------------    ------------    -------------    -------------
Net increase (decrease) in
   contract owners' equity from
   principal transactions              (988,184)      (1,346,177)     (1,257,253)     (1,915,208)        (243,384)         (55,597)
                                  -------------    -------------    ------------    ------------    -------------    -------------

Total increase (decrease) in
   contract owners' equity             (981,817)      (1,999,036)        134,616      (2,219,101)         400,980         (107,058)

Contract owners' equity at
   beginning of period                6,778,137        8,777,173      16,195,546      18,414,647        7,864,460        7,971,518
                                  -------------    -------------    ------------    ------------    -------------    -------------

Contract owners' equity at end
   of period                      $   5,796,320    $   6,778,137    $ 16,330,162    $ 16,195,546    $   8,265,440    $   7,864,460
                                  =============    =============    ============    ============    =============    =============

(2) Effective May 3, 1999, the Global Government Bond Sub-Account was renamed Global Bond through a vote of the Board of Directors.

(3) Effective May 3, 1999, the Conservative Asset Allocation Sub-Account was renamed Diversified Bond through a vote of the Board of Directors.

      See accompanying notes.

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

   Statements of Operations and Changes in Contract Owners' Equity (continued)


                                                                          SUB-ACCOUNT
                                  ------------------------------------------------------------------------------------------------
                                        INCOME & VALUE (4)               LARGE CAP GROWTH (5)               EQUITY INCOME
                                  ------------------------------    ----------------------------    ------------------------------
                                      YEAR ENDED DECEMBER 31           YEAR ENDED DECEMBER 31          YEAR ENDED DECEMBER 31
                                      2000             1999             2000            1999            2000            1999
                                  -------------    -------------    ------------    ------------    -------------    -------------
Income:
   Dividends                      $   6,108,354    $   3,262,684    $  3,973,764    $  1,462,144    $  10,319,132    $   6,639,089
Expenses:
   Mortality and expense risk
     and administrative charges         371,878          405,381         387,372         229,404        1,110,866        1,312,004
                                  -------------    -------------    ------------    ------------    -------------    -------------
Net investment income (loss)          5,736,476        2,857,303       3,586,392       1,232,740        9,208,266        5,327,085
Net realized gain (loss)               (223,578)         676,183         895,469         673,975        3,230,882        4,670,683
Unrealized appreciation
   (depreciation) during the
   period                            (4,646,725)      (1,562,002)     (9,253,875)      2,166,775       (4,531,138)      (8,374,904)
                                  -------------    -------------    ------------    ------------    -------------    -------------
Net increase (decrease) in
   contract owners' equity from
   operations                           866,173        1,971,484      (4,772,014)      4,073,490        7,908,010        1,622,864
                                  -------------    -------------    ------------    ------------    -------------    -------------

Changes from principal
  transactions:
     Purchase payments                  716,361        1,889,519       5,901,118       4,110,011        3,380,816        7,333,688
     Transfers between
       sub-accounts and the
       Company                       (1,811,490)          34,607       4,690,094       2,401,258       (8,739,601)      (4,353,163)

     Withdrawals                     (3,620,752)      (1,861,079)     (2,604,334)     (1,207,853)      (9,974,397)      (5,447,799)

     Annual contract fee                (12,677)         (14,197)        (10,360)         (8,674)         (35,214)         (43,667)
                                  -------------    -------------    ------------    ------------    -------------    -------------
Net increase (decrease) in
   contract owners' equity from
   principal transactions            (4,728,558)          48,850       7,976,518       5,294,742      (15,368,396)      (2,510,941)
                                  -------------    -------------    ------------    ------------    -------------    -------------

Total increase (decrease) in
   contract owners' equity           (3,862,385)       2,020,334       3,204,504       9,368,232       (7,460,386)        (888,077)

Contract owners' equity at
   beginning of period               28,994,557       26,974,223      23,058,789      13,690,557       89,748,425       90,636,502
                                  -------------    -------------    ------------    ------------    -------------    -------------

Contract owners' equity at end
   of period                      $  25,132,172    $  28,994,557    $ 26,263,293    $ 23,058,789    $  82,288,039    $  89,748,425
                                  =============    =============    ============    ============    =============    =============

(4) Effective May 3, 1999, the Moderate Asset Allocation Sub-Account was renamed Income & Value through a vote of the Board of Directors.

(5) Effective May 3, 1999, the Aggressive Asset Allocation Sub-Account was renamed Large Cap Growth through a vote by the Board of Directors.


     See accompanying notes.

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

   Statements of Operations and Changes in Contract Owners' Equity (continued)


                                                                          SUB-ACCOUNT
                                  ------------------------------------------------------------------------------------------------
                                         STRATEGIC BOND                     OVERSEAS (6)                       GROWTH
                                  ------------------------------    ----------------------------    ------------------------------
                                      YEAR ENDED DECEMBER 31           YEAR ENDED DECEMBER 31           YEAR ENDED DECEMBER 31
                                      2000             1999             2000            1999             2000            1999
                                  -------------    -------------    ------------    ------------    -------------    -------------
Income:
   Dividends                      $   2,237,175    $   2,445,021    $  2,069,177    $          0    $   3,275,630    $     859,187
Expenses:
   Mortality and expense risk
     and administrative charges         354,233          452,630         370,238         276,831          471,473          302,573
                                  -------------    -------------    ------------    ------------    -------------    -------------
Net investment income (loss)          1,882,942        1,992,391       1,698,939        (276,831)       2,804,157          556,614
Net realized gain (loss)             (1,050,981)        (499,170)      3,141,098         962,029        1,356,201          958,174
Unrealized appreciation
   (depreciation) during the
   period                               590,672       (1,291,606)    (10,514,762)      6,480,126      (14,745,321)       5,558,422
                                  -------------    -------------    ------------    ------------    -------------    -------------
Net increase (decrease) in
   contract owners' equity
   from operations                    1,422,633          201,615      (5,674,725)      7,165,324      (10,584,963)       7,073,210
                                  -------------    -------------    ------------    ------------    -------------    -------------

Changes from principal
  transactions:
     Purchase payments                1,303,401        2,144,510       3,299,683       1,651,406        5,691,038        4,273,287
     Transfers between
       sub-accounts and the
       Company                       (3,031,513)      (7,528,077)      3,187,409        (150,069)       3,710,062        6,007,737

     Withdrawals                     (3,479,060)      (2,468,375)     (2,684,956)       (975,966)      (2,568,196)        (832,997)

     Annual contract fee                (10,673)         (13,785)        (11,029)        (10,326)         (11,258)          (8,549)
                                  -------------    -------------    ------------    ------------    -------------    -------------
Net increase (decrease) in
   contract owners' equity from
   principal transactions            (5,217,845)      (7,865,727)      3,791,107         515,045        6,821,646        9,439,478
                                  -------------    -------------    ------------    ------------    -------------    -------------

Total increase (decrease) in
   contract owners' equity           (3,795,212)      (7,664,112)     (1,883,618)      7,680,369       (3,763,317)      16,512,688

Contract owners' equity at
   beginning of period               28,313,850       35,977,962      26,334,055      18,653,686       30,923,698       14,411,010
                                  -------------    -------------    ------------    ------------    -------------    -------------

Contract owners' equity at end
   of period                      $  24,518,638    $  28,313,850    $ 24,450,437    $ 26,334,055    $  27,160,381    $  30,923,698
                                  =============    =============    ============    ============    =============    =============

(6) Effective May 3, 1999, the International Growth & Income Sub-Account was renamed Overseas through a vote of the Board of Directors.


See accompanying notes.

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

   Statements of Operations and Changes in Contract Owners' Equity (continued)

                                                                          SUB-ACCOUNT
                                  ------------------------------------------------------------------------------------------------
                                                                          INTERNATIONAL                     PACIFIC RIM
                                        ALL CAP GROWTH (7)                  SMALL CAP                     EMERGING MARKETS
                                  ------------------------------    ----------------------------    ------------------------------
                                      YEAR ENDED DECEMBER 31           YEAR ENDED DECEMBER 31          YEAR ENDED DECEMBER 31
                                      2000             1999             2000            1999            2000             1999
                                  -------------    -------------    ------------    ------------    -------------    -------------
Income:
   Dividends                      $   4,225,878    $   4,187,706    $  3,941,539    $     32,036    $      15,969    $      74,711
Expenses:
   Mortality and expense risk
     and administrative charges         885,488          480,620         282,986         149,181           58,582           31,884
                                  -------------    -------------    ------------    ------------    -------------    -------------
Net investment income (loss)          3,340,390        3,707,086       3,658,553        (117,145)         (42,613)          42,827
Net realized gain (loss)              4,254,378        2,717,113       2,057,723       1,061,007         (218,711)         662,173
Unrealized appreciation
   (depreciation) during the
   period                           (16,613,428)       7,390,190     (12,568,915)      7,367,156         (893,787)         529,833
                                  -------------    -------------    ------------    ------------    -------------    -------------
Net increase (decrease) in
   contract owners' equity
   from operations                   (9,018,660)      13,814,389      (6,852,639)      8,311,018       (1,155,111)       1,234,833
                                  -------------    -------------    ------------    ------------    -------------    -------------

Changes from principal
  transactions:
     Purchase payments               10,763,868        4,908,698       4,283,736       1,113,321          919,116          672,325
     Transfers between
       sub-accounts and the
       Company                       13,555,939        2,912,295         175,111       1,522,620         (705,862)       1,801,255

     Withdrawals                     (4,557,701)      (1,868,445)     (2,045,639)       (784,705)        (141,061)        (121,725)

     Annual contract fee                (22,639)         (15,956)         (6,485)         (4,455)          (1,321)            (864)
                                  -------------    -------------    ------------    ------------    -------------    -------------
Net increase (decrease) in
   contract owners' equity from
   principal transactions            19,739,467        5,936,592       2,406,723       1,846,781           70,872        2,350,991
                                  -------------    -------------    ------------    ------------    -------------    -------------

Total increase (decrease) in
   contract owners' equity           10,720,807       19,750,981      (4,445,916)     10,157,799       (1,084,239)       3,585,824

Contract owners' equity at
   beginning of period               49,664,040       29,913,059      19,114,921       8,957,122        4,643,064        1,057,240
                                  -------------    -------------    ------------    ------------    -------------    -------------

Contract owners' equity at end
   of period                      $  60,384,847    $  49,664,040    $ 14,669,005    $ 19,114,921    $   3,558,825    $   4,643,064
                                  =============    =============    ============    ============    =============    =============

(7) Effective May 3, 1999, the Small Mid Cap Sub-Account was renamed Mid Cap Growth through a vote of the Board of Directors. Effective May 1, 2000, the Mid Cap Growth Sub-Account was renamed All Cap Growth through a vote of the Board of Directors.

     See accompanying notes.

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

   Statements of Operations and Changes in Contract Owners' Equity (continued)


                                                                          SUB-ACCOUNT
                                  ------------------------------------------------------------------------------------------------
                                      SCIENCE & TECHNOLOGY           EMERGING SMALL COMPANY          AGGRESSIVE GROWTH (8)
                                  ------------------------------    ----------------------------    ------------------------------
                                      YEAR ENDED DECEMBER 31           YEAR ENDED DECEMBER 31          YEAR ENDED DECEMBER 31
                                      2000             1999             2000            1999            2000             1999
                                  -------------    -------------    ------------    ------------    -------------    -------------
Income:
   Dividends                      $   2,340,481    $   5,160,554    $  1,350,532    $     71,618    $           0    $           0
Expenses:
   Mortality and expense risk
     and administrative charges       1,254,683          509,712         204,078          78,549          227,211           62,126
                                  -------------    -------------    ------------    ------------    -------------    -------------
Net investment income (loss)          1,085,798        4,650,842       1,146,454          (6,931)        (227,211)         (62,126)
Net realized gain (loss)              5,706,943        2,500,553       2,631,908         228,415        1,450,679          189,779
Unrealized appreciation
   (depreciation) during the
   period                           (43,704,148)      22,272,538      (5,385,556)      3,741,254       (3,151,882)       1,499,667
                                  -------------    -------------    ------------    ------------    -------------    -------------
Net increase (decrease) in
   contract owners' equity from
   operations                       (36,911,407)      29,423,933      (1,607,194)      3,962,738       (1,928,414)       1,627,320
                                  -------------    -------------    ------------    ------------    -------------    -------------

Changes from principal
  transactions:
   Purchase payments                 19,006,141       11,642,300       3,104,792       1,003,045        7,459,343        2,029,654
   Transfers between
     sub-accounts and the
     Company                         16,672,953       16,787,391       2,905,705       1,006,706        7,768,112         (169,156)

   Withdrawals                       (6,115,329)      (1,536,409)       (845,060)       (318,158)      (1,249,089)        (260,523)

   Annual contract fee                  (31,671)         (13,841)         (4,482)         (2,389)          (4,691)          (1,708)
                                  -------------    -------------    ------------    ------------    -------------    -------------
Net increase (decrease) in
   contract owners' equity from
   principal transactions            29,532,094       26,879,441       5,160,955       1,689,204       13,973,675        1,598,267
                                  -------------    -------------    ------------    ------------    -------------    -------------

Total increase (decrease) in
   contract owners' equity           (7,379,313)      56,303,374       3,553,761       5,651,942       12,045,261        3,225,587

Contract owners' equity at
   beginning of period               74,285,457       17,982,083      10,632,248       4,980,306        7,275,183        4,049,596
                                  -------------    -------------    ------------    ------------    -------------    -------------

Contract owners' equity at end
   of period                      $  66,906,144    $  74,285,457    $ 14,186,009    $ 10,632,248    $  19,320,444    $   7,275,183
                                  =============    =============    ============    ============    =============    =============

(8) Effective May 3, 1999, the Pilgrim Baxter Growth Sub-Account was renamed Aggressive Growth through a vote of the Board of Directors.

     See accompanying notes.

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

   Statements of Operations and Changes in Contract Owners' Equity (continued)

                                                                          SUB-ACCOUNT
                                  ------------------------------------------------------------------------------------------------
                                                                           QUANTITATIVE
                                       INTERNATIONAL STOCK                    EQUITY                           VALUE
                                  ------------------------------    ----------------------------    ------------------------------
                                     YEAR ENDED DECEMBER 31          YEAR ENDED DECEMBER 31         YEAR ENDED DECEMBER 31
                                      2000              1999             2000           1999             2000            1999
                                  -------------    -------------    ------------    ------------    -------------    -------------
Income:
   Dividends                      $      32,932    $     413,960    $  1,773,850    $    598,619    $           0    $     240,043
Expenses:
   Mortality and expense risk
     and administrative charges          97,757           49,175         208,347         115,609          109,378          120,281
                                  -------------    -------------    ------------    ------------    -------------    -------------
Net investment income (loss)            (64,825)         364,785       1,565,503         483,010         (109,378)         119,762
Net realized gain (loss)                (69,292)         150,393         464,102         148,201         (445,305)        (198,442)
Unrealized appreciation
   (depreciation) during the
   period                            (1,163,659)         521,153      (1,575,642)      1,046,733        2,260,588         (389,978)
                                  -------------    -------------    ------------    ------------    -------------    -------------
Net increase (decrease) in
   contract owners' equity from
   operations                        (1,297,776)       1,036,331         453,963       1,677,944        1,705,905         (468,658)
                                  -------------    -------------    ------------    ------------    -------------    -------------

Changes from principal
  transactions:
     Purchase payments                1,963,058        1,130,989       1,792,107       2,506,769          587,874        1,739,644
     Transfers between
       sub-accounts and
         the Company                  1,882,821           50,156       2,627,697       3,341,246           65,412       (1,426,196)

     Withdrawals                       (352,493)        (128,809)       (670,892)       (331,637)        (587,312)        (390,633)

     Annual contract fee                 (2,069)          (1,450)         (4,924)         (3,305)          (2,752)          (3,519)
                                  -------------    -------------    ------------    ------------    -------------    -------------
Net increase (decrease) in
   contract owners' equity from
   principal transactions             3,491,317        1,050,886       3,743,988       5,513,073           63,222          (80,704)
                                  -------------    -------------    ------------    ------------    -------------    -------------

Total increase (decrease) in
   contract owners' equity            2,193,541        2,087,217       4,197,951       7,191,017        1,769,127         (549,362)

Contract owners' equity at
   beginning of period                5,008,635        2,921,418      12,048,153       4,857,136        7,580,205        8,129,567
                                  -------------    -------------    ------------    ------------    -------------    -------------

Contract owners' equity at end
   of period                      $   7,202,176    $   5,008,635    $ 16,246,104    $ 12,048,153    $   9,349,332    $   7,580,205
                                  =============    =============    ============    ============    =============    =============


     See accompanying notes.

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

   Statements of Operations and Changes in Contract Owners' Equity (continued)

                                                                                      SUB-ACCOUNT
                                                  ---------------------------------------------------------------------------------
                                                       REAL ESTATE
                                                        SECURITIES                     BALANCED                  HIGH YIELD
                                                  -------------------------   -------------------------   -------------------------
                                                    YEAR ENDED DECEMBER 31      YEAR ENDED DECEMBER 31     YEAR ENDED DECEMBER 31
                                                      2000          1999          2000          1999          2000          1999
                                                  -----------   -----------   -----------   -----------   -----------   -----------
Income:
   Dividends                                      $    94,850   $   138,667   $   234,505   $   358,736   $    28,808   $   719,247
Expenses:
   Mortality and expense risk
     and administrative charges                        39,688        38,771        76,462        77,257       117,462       125,457
                                                  -----------   -----------   -----------   -----------   -----------   -----------
Net investment income (loss)                           55,162        99,896       158,043       281,479       (88,654)      593,790
Net realized gain (loss)                             (413,446)     (398,793)      (59,231)     (159,412)     (274,888)      (32,854)
Unrealized appreciation
   (depreciation) during the
   period                                             966,176        32,162      (723,962)     (277,411)     (505,115)      (10,174)
                                                  -----------   -----------   -----------   -----------   -----------   -----------
Net increase (decrease) in
   contract owners' equity from
   operations                                         607,892      (266,735)     (625,150)     (155,344)     (868,657)      550,762
                                                  -----------   -----------   -----------   -----------   -----------   -----------
Changes from principal transactions:

   Purchase payments                                  267,599       206,235       834,403     1,900,015       688,049     1,694,142
   Transfers between
     sub-accounts and the
     Company                                          666,817      (277,145)     (295,642)     (257,437)     (209,976)      (85,354)

   Withdrawals                                       (238,943)     (162,041)     (311,576)     (195,543)   (1,121,453)     (606,766)

   Annual contract fee                                   (883)       (1,133)       (2,321)       (2,120)       (2,780)       (3,312)
                                                  -----------   -----------   -----------   -----------   -----------   -----------
Net increase (decrease) in
   contract owners' equity from
   principal transactions                             694,590      (234,084)      224,864     1,444,915      (646,160)      998,710
                                                  -----------   -----------   -----------   -----------   -----------   -----------
Total increase (decrease) in
   contract owners' equity                          1,302,482      (500,819)     (400,286)    1,289,571    (1,514,817)    1,549,472

Contract owners' equity at
   beginning of period                              2,593,305     3,094,124     5,684,978     4,395,407     9,040,226     7,490,754
                                                  -----------   -----------   -----------   -----------   -----------   -----------
Contract owners' equity at end
   of period                                      $ 3,895,787   $ 2,593,305   $ 5,284,692   $ 5,684,978   $ 7,525,409   $ 9,040,226
                                                  ===========   ===========   ===========   ===========   ===========   ===========

See accompanying notes.

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

   Statements of Operations and Changes in Contract Owners' Equity (continued)

                                                                                SUB-ACCOUNT
                                            ---------------------------------------------------------------------------------------
                                                     LIFESTYLE                     LIFESTYLE                     LIFESTYLE
                                                  AGGRESSIVE 1000                  GROWTH 820                   BALANCED 640
                                            ---------------------------   ---------------------------   ---------------------------
                                              YEAR ENDED DECEMBER 31        YEAR ENDED DECEMBER 31        YEAR ENDED DECEMBER 31
                                                2000           1999           2000           1999           2000           1999
                                            ------------   ------------   ------------   ------------   ------------   ------------
Income:
   Dividends                                $    271,338   $    333,300   $  2,069,999   $  1,747,760   $  2,099,393   $  1,960,473
Expenses:
   Mortality and expense risk
     and administrative charges                   71,958         81,854        374,434        421,007        414,455        432,727
                                            ------------   ------------   ------------   ------------   ------------   ------------
Net investment income (loss)                     199,380        251,446      1,695,565      1,326,753      1,684,938      1,527,746
Net realized gain (loss)                         (32,901)      (107,893)       108,416        214,773        152,524         32,385
Unrealized appreciation
   (depreciation) during the
   period                                       (540,900)       431,193     (2,941,806)     2,274,894     (1,568,753)     1,421,732
                                            ------------   ------------   ------------   ------------   ------------   ------------
Net increase (decrease) in
   contract owners' equity from
   operations                                   (374,421)       574,746     (1,137,825)     3,816,420        268,709      2,981,863
                                            ------------   ------------   ------------   ------------   ------------   ------------
Changes from principal transactions:

     Purchase payments                           971,971        757,414      2,330,832      5,160,258      3,514,108      4,809,735
     Transfers between
       sub-accounts and
        the Company                             (214,510)    (3,149,323)    (1,191,928)   (16,542,580)    (1,555,123)   (11,079,098)

     Withdrawals                                (304,917)      (611,389)    (2,864,244)    (1,764,649)    (2,397,688)    (1,518,789)

     Annual contract fee                          (4,609)        (5,533)       (14,816)       (17,845)       (12,947)       (14,744)
                                            ------------   ------------   ------------   ------------   ------------   ------------
Net increase (decrease) in
   contract owners' equity from
   principal transactions                        447,935     (3,008,831)    (1,740,156)   (13,164,816)      (451,650)    (7,802,896)
                                            ------------   ------------   ------------   ------------   ------------   ------------
Total increase (decrease) in
   contract owners' equity                        73,514     (2,434,085)    (2,877,981)    (9,348,396)      (182,941)    (4,821,033)

Contract owners' equity at
   beginning of period
                                               5,261,554      7,695,639     28,222,650     37,571,046     29,878,071     34,699,104
                                            ------------   ------------   ------------   ------------   ------------   ------------
Contract owners' equity at end
   of period                                $  5,335,068   $  5,261,554   $ 25,344,669   $ 28,222,650   $ 29,695,130   $ 29,878,071
                                            ============   ============   ============   ============   ============   ============

See accompanying notes.

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

   Statements of Operations and Changes in Contract Owners' Equity (continued)

                                                                                SUB-ACCOUNT
                                            ---------------------------------------------------------------------------------------
                                                    LIFESTYLE                     LIFESTYLE                       SMALL
                                                   MODERATE 460                CONSERVATIVE 280               COMPANY VALUE
                                            ---------------------------   ---------------------------   ---------------------------
                                              YEAR ENDED DECEMBER 31         YEAR ENDED DECEMBER 31        YEAR ENDED DECEMBER 31
                                                2000           1999           2000           1999           2000           1999
                                            ------------   ------------   ------------   ------------   ------------   ------------
Income:
   Dividends                                $  1,383,222   $    742,188   $    404,432   $    439,339   $      5,414   $      2,112
Expenses:
   Mortality and expense risk
     and administrative charges                  166,278        176,230         81,093         90,231         55,531         42,581
                                            ------------   ------------   ------------   ------------   ------------   ------------
Net investment income (loss)                   1,216,944        565,958        323,339        349,108        (50,117)       (40,469)
Net realized gain (loss)                          59,318        303,640        (30,478)        41,012        139,141       (212,962)
Unrealized appreciation
   (depreciation) during the
   period                                       (952,218)       (63,578)        42,020       (221,715)        50,163        475,746
                                            ------------   ------------   ------------   ------------   ------------   ------------
Net increase (decrease) in
   contract owners' equity from
   operations                                    324,044        806,020        334,881        168,405        139,187        222,315
                                            ------------   ------------   ------------   ------------   ------------   ------------
Changes from principal transactions:

     Purchase payments                           482,094      1,635,149        394,929      1,343,171        705,983      1,017,273
     Transfers between
       sub-accounts and
       the Company                              (642,407)    (2,362,700)      (889,130)       198,222         14,810       (575,184)

     Withdrawals                                (575,054)      (723,129)      (810,395)      (468,557)      (181,978)      (143,639)

     Annual contract fee                          (5,408)        (5,949)        (2,718)        (2,724)        (1,341)        (1,172)
                                            ------------   ------------   ------------   ------------   ------------   ------------
Net increase (decrease) in
   contract owners' equity from
   principal transactions                       (740,775)    (1,456,629)    (1,307,314)     1,070,112        537,474        297,278
                                            ------------   ------------   ------------   ------------   ------------   ------------
Total increase (decrease) in
   contract owners' equity                      (416,731)      (650,609)      (972,433)     1,238,517        676,661        519,593

Contract owners' equity at
   beginning
   of period                                  12,450,642     13,101,251      6,716,694      5,478,177      3,397,422      2,877,829
                                            ------------   ------------   ------------   ------------   ------------   ------------
Contract owners' equity at end
   of period                                $ 12,033,911   $ 12,450,642   $  5,744,261   $  6,716,694   $  4,074,083   $  3,397,422
                                            ============   ============   ============   ============   ============   ============

See accompanying notes.

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

   Statements of Operations and Changes in Contract Owners' Equity (continued)

                                                                                     SUB-ACCOUNT
                                                  ---------------------------------------------------------------------------------
                                                                                        SMALL
                                                   INTERNATIONAL VALUE (9)        COMPANY BLEND (9)            TOTAL RETURN (9)
                                                  -------------------------   -------------------------   -------------------------
                                                    YEAR ENDED DECEMBER 31      YEAR ENDED DECEMBER 31      YEAR ENDED DECEMBER 31
                                                      2000          1999          2000          1999          2000          1999
                                                  -----------   -----------   -----------   -----------   -----------   -----------
Income:
   Dividends                                      $     7,257   $         0   $   301,563   $    28,511   $   106,052   $         0
Expenses:
   Mortality and expense risk
     and administrative charges                        18,953         3,106        37,030         6,891        75,706        14,483
                                                  -----------   -----------   -----------   -----------   -----------   -----------
Net investment income (loss)                          (11,696)       (3,106)      264,533        21,620        30,346       (14,483)
Net realized gain (loss)                              (22,350)       (1,570)      175,180         4,928        12,228          (499)
Unrealized appreciation
   (depreciation) during the
   period                                             (48,660)       51,283    (1,295,369)      230,658       498,811           560
                                                  -----------   -----------   -----------   -----------   -----------   -----------
Net increase (decrease) in
   contract owners' equity from
   operations                                         (82,706)       46,607      (855,656)      257,206       541,385       (14,422)
                                                  -----------   -----------   -----------   -----------   -----------   -----------
Changes from principal transactions:

     Purchase payments                                825,604       542,253     1,371,732       562,946     1,940,073     1,666,355
     Transfers between
       sub-accounts and
       the Company                                    462,108       188,666     1,117,456       689,623     2,456,865     1,381,559

     Withdrawals                                      (93,252)       (1,909)     (229,791)       (4,390)     (365,355)      (69,003)

     Annual contract fee                                 (205)          (24)         (634)          (86)         (814)         (163)
                                                  -----------   -----------   -----------   -----------   -----------   -----------
Net increase (decrease) in
   contract owners' equity from
   principal transactions                           1,194,255       728,986     2,258,763     1,248,093     4,030,769     2,978,748
                                                  -----------   -----------   -----------   -----------   -----------   -----------
Total increase (decrease) in
   contract owners' equity                          1,111,549       775,593     1,403,107     1,505,299     4,572,154     2,964,326

Contract owners' equity at
   beginning of period                                775,593             0     1,505,299             0     2,964,326             0
                                                  -----------   -----------   -----------   -----------   -----------   -----------
Contract owners' equity at end
   of period                                      $ 1,887,142   $   775,593   $ 2,908,406   $ 1,505,299   $ 7,536,480   $ 2,964,326
                                                  ===========   ===========   ===========   ===========   ===========   ===========

(9) Commencement of Operations, May 3, 1999, through a vote of the Board of Directors.

See accompanying notes.

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

   Statements of Operations and Changes in Contract Owners' Equity (continued)

                                                                                 SUB-ACCOUNT
                                                -------------------------------------------------------------------------------
                                                       U.S. LARGE CAP                                                TACTICAL
                                                          VALUE (9)                     MID CAP STOCK (9)         ALLOCATION (10)
                                                ----------------------------      ----------------------------      -----------
                                                   YEAR ENDED DECEMBER 31           YEAR ENDED DECEMBER 31    YEAR ENDED DECEMBER 31
                                                    2000             1999            2000             1999             2000
                                                -----------      -----------      -----------      -----------      -----------
Income:
   Dividends                                    $    58,934      $         0      $         0      $         0      $    43,262
Expenses:
   Mortality and expense risk
     and administrative charges                      95,348           35,870           37,812            6,892            6,823
                                                -----------      -----------      -----------      -----------      -----------
Net investment income (loss)                        (36,414)         (35,870)         (37,812)          (6,892)          36,439
Net realized gain (loss)                            176,370          (10,636)          10,694           (8,908)          (2,953)
Unrealized appreciation
   (depreciation) during the
   period                                           (28,097)         225,268         (122,573)          48,632          (84,062)
                                                -----------      -----------      -----------      -----------      -----------
Net increase (decrease) in
   contract owners' equity from
   operations                                       111,859          178,762         (149,691)          32,832          (50,576)
                                                -----------      -----------      -----------      -----------      -----------
Changes from principal transactions:

     Purchase payments                            2,615,294        3,136,423        1,125,203        1,009,841          500,629
     Transfers between
       sub-accounts and
       the Company                                 (355,451)       2,339,105        1,170,556          504,374          766,233

     Withdrawals                                   (485,274)         (40,659)        (214,968)          (9,675)         (34,190)

     Annual contract fee                             (1,287)            (416)            (637)             (46)             (82)
                                                -----------      -----------      -----------      -----------      -----------
Net increase (decrease) in
   contract owners' equity from
   principal transactions                         1,773,282        5,434,453        2,080,154        1,504,494        1,232,590
                                                -----------      -----------      -----------      -----------      -----------
Total increase (decrease) in
   contract owners' equity                        1,885,141        5,613,215        1,930,463        1,537,326        1,182,014

Contract owners' equity at
   beginning
   of period                                      5,613,215                0        1,537,326                0                0
                                                -----------      -----------      -----------      -----------      -----------
Contract owners' equity at end
   of period                                    $ 7,498,356      $ 5,613,215      $ 3,467,789      $ 1,537,326      $ 1,182,014
                                                ===========      ===========      ===========      ===========      ===========

(9) Commencement of Operations, May 3, 1999, through a vote of the Board of Directors.
(10) Commencement of Operations, May 1, 2000, through a vote of the Board of Directors.

See accompanying notes.

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

   Statements of Operations and Changes in Contract Owners' Equity (continued)

                                                                               SUB-ACCOUNT
                                                    -------------------------------------------------------------------
                                                                                 INTERNET                  INTERNATIONAL
                                                 DYNAMIC GROWTH (10)         TECHNOLOGIES (10)               INDEX (10)
                                                    -----------                 -----------                 -----------
                                              YEAR ENDED DECEMBER 31     YEAR ENDED DECEMBER 31       YEAR ENDED DECEMBER 31
                                                       2000                        2000                         2000
                                                    -----------                 -----------                 -----------
Income:
   Dividends                                        $         0                 $         0                 $     1,591
Expenses:
   Mortality and expense risk
     and administrative charges                          25,545                      16,651                         758
                                                    -----------                 -----------                 -----------
Net investment income (loss)                            (25,545)                    (16,651)                        833
Net realized gain (loss)                               (118,199)                   (206,520)                     (5,714)
Unrealized appreciation
   (depreciation) during the
   period                                            (1,471,242)                 (1,244,119)                     (2,436)
                                                    -----------                 -----------                 -----------
Net increase (decrease) in
   contract owners' equity from
   operations                                        (1,614,986)                 (1,467,290)                     (7,317)
                                                    -----------                 -----------                 -----------
Changes from principal transactions:

     Purchase payments                                2,294,491                   1,043,776                      56,763
     Transfers between
       sub-accounts and
       the Company                                    3,178,349                   2,302,239                      64,153

     Withdrawals                                        (64,986)                    (31,083)                          0

     Annual contract fee                                   (347)                       (185)                        (18)
                                                    -----------                 -----------                 -----------
Net increase (decrease) in
   contract owners' equity from
   principal transactions                             5,407,507                   3,314,747                     120,898
                                                    -----------                 -----------                 -----------
Total increase (decrease) in
   contract owners' equity                            3,792,521                   1,847,457                     113,581

Contract owners' equity at
   beginning
   of period                                                  0                           0                           0
                                                    -----------                 -----------                 -----------
Contract owners' equity at end
   of period                                        $ 3,792,521                 $ 1,847,457                 $   113,581
                                                    ===========                 ===========                 ===========

(10) Commencement of Operations, May 1, 2000, through a vote of the Board of Directors.

See accompanying notes.

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

   Statements of Operations and Changes in Contract Owners' Equity (continued)

                                                                                        SUB-ACCOUNT
                                                           -------------------------------------------------------------------
                                                            TOTAL STOCK
                                                         MARKET INDEX (10)            500 INDEX (10)            MID CAP INDEX (10)
                                                           -----------                 -----------                 -----------
                                                     YEAR ENDED DECEMBER 31      YEAR ENDED DECEMBER 31       YEAR ENDED DECEMBER 31
                                                              2000                         2000                        2000
                                                           -----------                 -----------                 -----------
Income:
   Dividends                                               $     2,458                 $     3,445                 $     4,593
Expenses:
   Mortality and expense risk
     and administrative charges                                  2,044                       5,385                       1,018
                                                           -----------                 -----------                 -----------
Net investment income (loss)                                       414                      (1,940)                      3,575
Net realized gain (loss)                                        (1,633)                    (11,889)                      1,096
Unrealized appreciation
   (depreciation) during the
   period                                                      (29,179)                    (82,949)                     (2,987)
                                                           -----------                 -----------                 -----------
Net increase (decrease) in
   contract owners' equity from
   operations                                                  (30,398)                    (96,778)                      1,684
                                                           -----------                 -----------                 -----------
Changes from principal transactions:

     Purchase payments                                          75,083                     669,371                      67,396
     Transfers between
       sub-accounts and
       the Company                                             359,060                   1,070,784                     167,199

     Withdrawals                                              (140,953)                     (9,613)                     (2,595)

     Annual contract fee                                           (25)                        (51)                         (6)
                                                           -----------                 -----------                 -----------
Net increase (decrease) in
   contract owners' equity from
   principal transactions                                      293,165                   1,730,491                     231,994
                                                           -----------                 -----------                 -----------
Total increase (decrease) in
   contract owners' equity                                     262,767                   1,633,713                     233,678

Contract owners' equity at
   beginning
   of period                                                         0                           0                           0
                                                           -----------                 -----------                 -----------
Contract owners' equity at end
   of period                                               $   262,767                 $ 1,633,713                 $   233,678
                                                           ===========                 ===========                 ===========

(10) Commencement of Operations, May 1, 2000, through a vote of the Board of Directors.

See accompanying notes.

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

   Statements of Operations and Changes in Contract Owners' Equity (continued)

                                                                                       SUB-ACCOUNT
                                                              ---------------------------------------------------------------
                                                                                                                     CAPITAL
                                                        SMALL CAP INDEX (10)    CAPITAL APPRECIATION (11)       GROWTH BOND (12)
                                                       ----------------------------------------------------------------------------
                                                       YEAR ENDED DECEMBER 31     YEAR ENDED DECEMBER 31     YEAR ENDED DECEMBER 31
                                                                 2000                       2000                      1999
                                                              ---------                  ---------                  ---------
Income:
   Dividends                                                  $   5,888                  $       0                  $  61,318
Expenses:
   Mortality and expense risk
     and administrative charges                                     910                         21                      3,982
                                                              ---------                  ---------                  ---------
Net investment income (loss)                                      4,978                        (21)                    57,336
Net realized gain (loss)                                            639                     (2,570)                   (43,935)
Unrealized appreciation
   (depreciation) during the
   period                                                       (14,669)                      (446)                   (26,461)
                                                              ---------                  ---------                  ---------
Net increase (decrease) in
   contract owners' equity from
   operations                                                    (9,052)                    (3,037)                   (13,060)
                                                              ---------                  ---------                  ---------
Changes from principal transactions:

     Purchase payments                                           81,384                      1,000                     69,827
     Transfers between
       sub-accounts and
       the Company                                               98,062                     10,684                   (835,008)

     Withdrawals                                                 (1,542)                         0                    (17,220)

     Annual contract fee                                             (2)                         0                        (90)
                                                              ---------                  ---------                  ---------
Net increase (decrease) in
   contract owners' equity from
   principal transactions                                       177,902                     11,684                   (782,491)
                                                              ---------                  ---------                  ---------
Total increase (decrease) in
   contract owners' equity                                      168,850                      8,647                   (795,551)

Contract owners' equity at
   beginning
   of period                                                          0                          0                    795,551
                                                              ---------                  ---------                  ---------
Contract owners' equity at end
   of period                                                  $ 168,850                  $   8,647                  $       0
                                                              =========                  =========                  =========

(10) Commencement of Operations, May 1, 2000, through a vote of the Board of Directors.

(11) Commencement of Operations, November 1, 2000, through a vote of the Board of Directors.

(12) Effective April 30, 1999, the Capital Growth Bond Sub-Account was merged with Investment Quality Bond through a vote of the Board of Directors.

See accompanying notes.

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

   Statements of Operations and Changes in Contract Owners' Equity (continued)

                                                                                          SUB-ACCOUNT
                                                                -------------------------------------------------------------------
                                                              WORLDWIDE GROWTH (13)                        TOTAL
                                                                ---------------           -----------------------------------------
                                                             YEAR ENDED DECEMBER 31               YEAR ENDED DECEMBER 31
                                                                     1999                       2000                     1999
                                                                ---------------           ---------------           ---------------
Income:
   Dividends                                                    $        21,603           $    94,427,349           $    61,505,416
Expenses:
   Mortality and expense risk and administrative
     charges                                                             11,932                15,881,478                13,005,279
                                                                ---------------           ---------------           ---------------
Net investment income (loss)                                              9,671                78,545,871                48,500,137
Net realized gain (loss)                                                200,267                44,762,763                30,024,983

Unrealized appreciation (depreciation) during the
   period                                                               (78,542)             (217,383,677)               79,867,077
                                                                ---------------           ---------------           ---------------
Net increase (decrease) in contract owners' equity
   from operations                                                      131,396               (94,075,043)              158,392,197
                                                                ---------------           ---------------           ---------------
Changes from principal transactions:

     Purchase payments                                                  109,985               155,561,162               155,048,260

     Transfers between sub-accounts and
       the Company                                                   (2,744,881)               47,742,179                12,540,214

     Withdrawals                                                        (66,997)             (120,733,975)              (60,538,029)

     Annual contract fee                                                   (312)                 (445,631)                 (417,364)
                                                                ---------------           ---------------           ---------------
   Net increase (decrease) in contract owners'
   equity from principal transactions                                (2,702,205)               82,123,735               106,633,081
                                                                ---------------           ---------------           ---------------

Total increase (decrease) in contract owners' equity                 (2,570,809)              (11,951,308)              265,025,278

   Contract owners' equity at beginning
   of period                                                          2,570,809             1,093,169,994               828,144,716
                                                                ---------------           ---------------           ---------------

   Contract owners' equity at end of period                     $             0           $ 1,081,218,686           $ 1,093,169,994
                                                                ===============           ===============           ===============

(13) Effective April 30, 1999, the Worldwide Growth Sub-Account was merged with Global Equity through a vote of the Board of Directors.

See accompanying notes.

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

                          Notes to Financial Statements

                                December 31, 2000


1.  ORGANIZATION

The Manufacturers Life Insurance Company of New York Separate Account A (the Account) is a separate account established by The Manufacturers Life Insurance Company of New York (the Company). The Company established the Account on July 22, 1992 as a separate account under New York law. The Account operates as a Unit Investment Trust under the Investment Company Act of 1940, as amended, and invests in forty-seven sub-accounts of Manufacturers Investment Trust (the Trust). The Account is a funding vehicle for variable annuity contracts (the Contracts) issued by the Company. The account includes four contracts, distinguished principally by the level of expenses and surrender charges. These four contracts are Venture Variable Annuity 9 (VEN9), Venture Variable Annuity 10 (VEN10), Venture Variable Annuity (VEN24) and Vision Variable Annuity 24 (VIS24).

The Company is a wholly-owned subsidiary of the Manufacturers Life Insurance Company of North America (MNA). MNA is a wholly-owned subsidiary of Manulife Wood Logan Holding Company, Inc. (MWLH), which is an indirect wholly-owned subsidiary of The Manufacturers Life Insurance Company (MLI). MLI is a wholly-owned subsidiary of Manulife Financial Corporation. Manulife Financial Corporation and its subsidiaries are known collectively as Manulife Financial.

On May 1, 2000, eight new sub-accounts, Tactical Allocation, Dynamic Growth, Internet Technologies, International Index, Total Stock Market Index, 500 Index, Mid Cap Index and Small Cap Index commenced operations.

On May 1, 2000, the Mid Cap Growth sub-account was renamed All Cap Growth through a vote of the Board of Directors.

On November 1, 2000, one new sub-account, Capital Appreciation, commenced operations.

2.  SIGNIFICANT ACCOUNTING POLICIES

Investments are made in the portfolios of the Trust and are valued at the reported net asset value of such portfolios. Transactions are recorded on the trade date. Income from dividends is recorded on the ex-dividend date. Realized gains and losses on the sales of investments are computed on the basis of the identified cost of the investment sold.

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

                    Notes to Financial Statements (continued)


2.  SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

In addition to the Account, a contract holder may also allocate funds to the Fixed Account, which is part of the Company's general account. Because of exemptive and exclusionary provisions, interests in the Fixed Account have not been registered under the Securities Act of 1933, and the Company's general account has not been registered as an investment company under the Investment Company Act of 1940.

The operations of the Account are included in the federal income tax return of the Company, which is taxed as a life insurance company under the provisions of the Internal Revenue Code (the Code). Under the current provisions of the Code, the Company does not expect to incur federal income taxes on the earnings of the Account to the extent the earnings are credited under the contracts. Based on this, no charge is being made currently to the Account for federal income taxes. The Company will periodically review the status of this decision based on changes in the tax law. Such a charge may be made in future years for any federal income taxes that would be attributable to the contract.

The preparation of financial statements in conformity with accounting principals generally accepted in the United States requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from reported results using those estimates.

3.  AFFILIATED COMPANY TRANSACTIONS

The Company has an Administrative Services Agreement with Manulife Financial, whereby Manulife Financial or its designee, with the consent of the Company, performs certain services on behalf of the Company necessary for the operation of the separate account. The Company has underwriting and distribution agreements with its affiliate, Manufacturers Securities Services LLC (MSS). MSS is 90% owned by MNA and 10% owned by the Company.

4.  CONTRACT CHARGES

There are no deductions made from purchase payments for sales charges at the time of purchase. In the event of a surrender, a contingent deferred sales charge may be made by the Company to cover sales expenses. An annual administrative fee of $30 is deducted from each contract owners' account on the contract anniversary date to cover contract administration costs. This charge is waived on certain contracts.

Deductions from each sub-account for the VEN9, VEN10 and VEN24 contracts are made daily for administrative fees and for the assumption of mortality and expense risk charges, equal to an effective annual rate of 0.15% and 1.25% of the contract value, respectively.

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

                    Notes to Financial Statements (continued)


4.  CONTRACT CHARGES (CONTINUED)

Deductions from each sub-account for the VIS24 contracts are made daily for distribution fees, administration and for the assumption of mortality and expense risks equal to an effective annual rate of 0.15%, 0.25% and 1.25% of the contract value, respectively.

5.  PURCHASES AND SALES OF INVESTMENTS

The following table shows aggregate cost of shares purchased and proceeds from sales of each sub-account for the year ended December 31, 2000:

                                                                                  PURCHASES              SALES
                                                                                  ---------              -----
Mid Cap Blend Portfolio                                                          $ 27,971,784        $ 22,639,359
Investment Quality Bond Portfolio                                                   4,418,620           5,521,671
Growth & Income Portfolio                                                          41,056,632          36,916,242
Blue Chip Growth Portfolio                                                         31,839,924          17,387,318
Money Market Portfolio                                                            183,438,371         176,287,100
Global Equity Portfolio                                                            10,436,511          12,187,584
Global Bond Portfolio                                                              11,405,409          12,279,516
U.S. Government Securities Portfolio                                               10,049,850          10,312,556
Diversified Bond Portfolio                                                          2,798,049           2,223,472
Income & Value Portfolio                                                            7,404,722           6,396,803
Large Cap Growth Portfolio                                                         18,230,931           6,668,022
Equity-Income Portfolio                                                            18,605,385          24,765,515
Strategic Bond Portfolio                                                            5,813,934           9,148,838
Overseas Portfolio                                                                 23,183,644          17,693,599
Growth Portfolio                                                                   14,600,299           4,974,495
All Cap Growth Portfolio                                                          107,933,976          84,854,120
International Small Cap Portfolio                                                  36,582,480          30,517,203
Pacific Rim Emerging Markets Portfolio                                             15,001,827          14,973,569
Science & Technology Portfolio                                                     43,026,015          12,408,124
Emerging Small Company Portfolio                                                   12,131,833           5,824,425
Aggressive Growth Portfolio                                                        25,355,238          11,608,775
International Stock Portfolio                                                      13,307,856           9,881,365
Quantitative Equity Portfolio                                                       8,226,132           2,916,641
Value Portfolio                                                                     3,953,855           4,000,012
Real Estate Securities Portfolio                                                    2,361,551           1,611,798
Balanced Portfolio                                                                  1,844,634           1,461,727
High Yield Portfolio                                                                1,674,389           2,409,202
Lifestyle Aggressive 1000 Portfolio                                                 1,999,052           1,351,737
Lifestyle Growth 820 Portfolio                                                      5,932,823           5,977,415
Lifestyle Balanced 640 Portfolio                                                    7,089,030           5,855,741
Lifestyle Moderate 460 Portfolio                                                    2,541,117           2,064,947
Lifestyle Conservative 280 Portfolio                                                  908,325           1,892,301

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

                    Notes to Financial Statements (continued)


5.  PURCHASES AND SALES OF INVESTMENTS (CONTINUED)

                                                                                  PURCHASES              SALES
                                                                                  ---------              -----
Small Company Value Portfolio                                                    $  1,433,574        $    946,218
International Value Portfolio                                                       2,783,978           1,601,420
Small Company Blend Portfolio                                                       3,665,328           1,142,031
Total Return Portfolio                                                              4,971,488             910,372
U.S. Large Cap Value Portfolio                                                      8,016,253           6,279,386
Mid Cap Stock Portfolio                                                             2,918,426             876,084
Tactical Allocation Portfolio                                                       1,509,988             240,958
Dynamic Growth Portfolio                                                            6,140,911             758,949
Internet Technologies Portfolio                                                     4,300,839           1,002,742
International Index Portfolio                                                         406,350             284,619
Total Stock Market Index Portfolio                                                    625,837             332,256
500 Index Portfolio                                                                 2,064,047             335,496
Mid Cap Index Portfolio                                                               282,526              46,956
Small Cap Index Portfolio                                                             199,478              16,598
Capital Appreciation Portfolio                                                         40,784              29,121
                                                                                 ------------        ------------

Total                                                                            $740,484,005        $579,814,398
                                                                                 ============        ============

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

                    Notes to Financial Statements (continued)


6.  UNIT VALUES

A summary of the accumulation unit values at December 31, 1999 and 2000, and the accumulation units and dollar values outstanding at December 31, 2000 are as follows:

                                                        1999                                2000
                                                      ----------       ---------------------------------------------
                                                        UNIT             UNIT
                                                        VALUE            VALUE            UNITS          DOLLARS
                                                        -----            -----            -----          -------
Mid Cap Blend Sub-Account:
   Ven 9, Ven 10 and Ven24 Contracts                  $39.416089       $36.392717       2,469,238     $   89,862,272
   Vis 24 Contracts                                    28.867552        26.586905          56,953          1,514,213
                                                                                        ---------     --------------
                                                                                        2,526,191         91,376,485

Investment Quality Bond Sub-Account:
   Ven 9, Ven 10 and Ven24 Contracts                   19.039807        20.541376         538,252         11,056,427
   Vis 24 Contracts                                    12.847911        13.826642          39,894            551,603
                                                                                        ---------     --------------
                                                                                          578,146         11,608,030

Growth & Income Sub-Account:
   Ven 9, Ven 10 and Ven24 Contracts                   38.655938        35.404552       5,145,993        182,191,593
   Vis 24 Contracts                                    30.467742        27.835602         247,285          6,883,331
                                                                                        ---------     --------------
                                                                                        5,393,278        189,074,924

Blue Chip Growth Sub-Account:
   Ven 9, Ven 10 and Ven24 Contracts                   25.568866        24.518135       4,423,404        108,453,608
   Vis 24 Contracts                                    26.518360        25.365287         221,956          5,629,979
                                                                                        ---------     --------------
                                                                                        4,645,360        114,083,587

Money Market Sub-Account:
   Ven 9, Ven 10 and Ven24 Contracts                   16.291417        17.010114       2,176,288         37,018,908
   Vis 24 Contracts                                    12.153141        12.657686         260,260          3,294,290
                                                                                        ---------     --------------
                                                                                        2,436,548         40,313,198

Global Equity Sub-Account:
   Ven 9, Ven 10 and Ven24 Contracts                   24.633827        27.253960       1,851,409         50,458,233
   Vis 24 Contracts                                    19.073534        21.049744          35,095            738,739
                                                                                        ---------     --------------
                                                                                        1,886,504         51,196,972

Global Bond Sub-Account:
   Ven 9, Ven 10 and Ven24 Contracts                   19.632749        19.685989         287,604          5,661,760
   Vis 24 Contracts                                    13.599529        13.602454           9,892            134,560
                                                                                        ---------     --------------
                                                                                          297,496          5,796,320

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

                    Notes to Financial Statements (continued)


6.  UNIT VALUES (CONTINUED)

                                                        1999                                2000
                                                      ----------       ---------------------------------------------
                                                        UNIT             UNIT
                                                        VALUE            VALUE            UNITS          DOLLARS
                                                        -----            -----            -----          -------
U.S. Government Securities Sub-Account:
   Ven 9, Ven 10 and Ven24 Contracts                  $18.286918       $19.993612         780,612     $   15,607,260
   Vis 24 Contracts                                    12.757839        13.913787          51,956            722,902
                                                                                        ---------     --------------
                                                                                          832,568         16,330,162

Diversified Bond Sub-Account:
   Ven 9, Ven 10 and Ven24 Contracts                   18.002047        19.585192         370,636          7,258,984
   Vis 24 Contracts                                    14.527388        15.765628          63,839          1,006,456
                                                                                        ---------     --------------
                                                                                          434,475          8,265,440

Income &  Value Sub-Account:
   Ven 9, Ven 10 and Ven24 Contracts                   22.230152        23.004542       1,071,292         24,644,592
   Vis 24 Contracts                                    17.986686        18.566934          25,707            477,296
                                                                                        ---------     --------------
                                                                                        1,096,999         25,121,888

Large Cap Growth Sub-Account:
   Ven 9, Ven 10 and Ven24 Contracts                   28.465074        24.071737         992,435         23,889,627
   Vis 24 Contracts                                    23.393391        19.733542         120,286          2,373,666
                                                                                        ---------     --------------
                                                                                        1,112,721         26,263,293

Equity-Income Sub-Account:
   Ven 9, Ven 10 and Ven24 Contracts                   22.487758        25.057453       3,217,005         80,609,963
   Vis 24 Contracts                                    21.149570        23.507739          70,856          1,665,673
                                                                                        ---------     --------------
                                                                                        3,287,861         82,275,636

Strategic Bond Sub-Account:
   Ven 9, Ven 10 and Ven24 Contracts                   14.602672        15.463354       1,553,797         24,026,921
   Vis 24 Contracts                                    14.321908        15.128283          32,503            491,717
                                                                                        ---------     --------------
                                                                                        1,586,300         24,518,638

Overseas Sub-Account:
   Ven 9, Ven 10 and Ven24 Contracts                   17.044524        13.661286       1,715,428         23,434,950
   Vis 24 Contracts                                    16.833813        13.458771          74,782          1,006,477
                                                                                        ---------     --------------
                                                                                        1,790,210         24,441,427

Growth Sub-Account:
   Ven 9, Ven 10 and Ven24 Contracts                   28.060585        20.120816       1,273,253         25,618,891
   Vis 24 Contracts                                    27.818889        19.897782          77,470          1,541,490
                                                                                        ---------     --------------
                                                                                        1,350,723         27,160,381

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

                    Notes to Financial Statements (continued)


6.  UNIT VALUES (CONTINUED)

                                                        1999                                2000
                                                      ----------       ---------------------------------------------
                                                        UNIT             UNIT
                                                        VALUE            VALUE            UNITS          DOLLARS
                                                        -----            -----            -----          -------
All Cap Growth Sub-Account:
   Ven 9, Ven 10 and Ven24 Contracts                  $27.113084       $23.852189       2,205,509     $   52,606,207
   Vis 24 Contracts                                    26.855000        23.566248         330,075          7,778,640
                                                                                        ---------     --------------
                                                                                        2,535,584         60,384,847

International Small Cap Sub-Account:
   Ven 9, Ven 10 and Ven24 Contracts                   26.974754        18.844170         745,718         14,052,430
   Vis 24 Contracts                                    26.718058        18.618300          33,039            615,124
                                                                                        ---------     --------------
                                                                                          778,757         14,667,554

Pacific Rim Emerging Markets Sub-Account:
   Ven 9, Ven 10 and Ven24 Contracts                   12.359297         9.217819         373,362          3,441,587
   Vis 24 Contracts                                    12.267100         9.126236          12,724            116,120
                                                                                        ---------     --------------
                                                                                          386,086          3,557,707

Science & Technology Sub-Account:
   Ven 9, Ven 10 and Ven24 Contracts                   37.943261        24.672266       2,558,627         63,127,137
   Vis 24 Contracts                                    37.660683        24.427405         154,704          3,779,007
                                                                                        ---------     --------------
                                                                                        2,713,331         66,906,144

Emerging Small Company Sub-Account:
   Ven 9, Ven 10 and Ven24 Contracts                   24.610648        23.225958         571,761         13,279,701
   Vis 24 Contracts                                    24.427201        22.995348          39,413            906,308
                                                                                        ---------     --------------
                                                                                          611,174         14,186,009

Aggressive Growth Sub-Account:
   Ven 9, Ven 10 and Ven24 Contracts                   16.628126        16.889157       1,019,483         17,218,213
   Vis 24 Contracts                                    16.504105        16.721411         125,721          2,102,231
                                                                                        ---------     --------------
                                                                                        1,145,204         19,320,444

International Stock Sub-Account:
   Ven 9, Ven 10 and Ven24 Contracts                   18.338932        15.087850         418,937          6,320,860
   Vis 24 Contracts                                    18.202233        14.938063          58,998            881,316
                                                                                        ---------     --------------
                                                                                          477,935          7,202,176

Quantitative Equity Sub-Account:
   Ven 9, Ven 10 and Ven24 Contracts                   24.202942        25.371611         608,922         15,449,329
   Vis 24 Contracts                                    24.022598        25.119884          31,719            796,775
                                                                                        ---------     --------------
                                                                                          640,641         16,246,104

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

                    Notes to Financial Statements (continued)


6.  UNIT VALUES (CONTINUED)

                                                        1999                                2000
                                                      ----------       ---------------------------------------------
                                                        UNIT             UNIT
                                                        VALUE            VALUE            UNITS          DOLLARS
                                                        -----            -----            -----          -------
Value Sub-Account:
   Ven 9, Ven 10 and Ven24 Contracts                  $13.987433       $17.182340         508,443     $    8,736,245
   Vis 24 Contracts                                    13.883152        17.011828          35,756            608,278
                                                                                        ---------     --------------
                                                                                          544,199          9,344,523

Real Estate Securities Sub-Account:
   Ven 9, Ven 10 and Ven24 Contracts                   11.174188        13.852028         269,266          3,729,874
   Vis 24 Contracts                                    11.090818        13.714476          11,808            161,940
                                                                                        ---------     --------------
                                                                                          281,074          3,891,814

Balanced Sub-Account:
   Ven 9, Ven 10 and Ven24 Contracts                   15.962370        14.272291         334,879          4,779,494
   Vis 24 Contracts                                    15.843343        14.130567          34,715            490,547
                                                                                        ---------     --------------
                                                                                          369,594          5,270,041

High Yield Sub-Account:
   Ven 9, Ven 10 and Ven24 Contracts                   14.993652        13.459828         528,108          7,108,237
   Vis 24 Contracts                                    14.881850        13.326181          30,810            410,579
                                                                                        ---------     --------------
                                                                                          558,918          7,518,816

Lifestyle Aggressive 1000 Sub-Account:
   Ven 9, Ven 10 and Ven24 Contracts                   15.974195        14.948006         333,579          4,986,337
   Vis 24 Contracts                                    15.855076        14.799593          23,564            348,731
                                                                                        ---------     --------------
                                                                                          357,143          5,335,068

Lifestyle Growth 820 Sub-Account:
   Ven 9, Ven 10 and Ven24 Contracts                   16.893101        16.162371       1,456,853         23,546,195
   Vis 24 Contracts                                    16.767184        16.001947         112,391          1,798,474
                                                                                        ---------     --------------
                                                                                        1,569,244         25,344,669

Lifestyle Balanced 640 Sub-Account:
   Ven 9, Ven 10 and Ven24 Contracts                   16.257312        16.437657       1,683,176         27,667,470
   Vis 24 Contracts                                    16.136115        16.274494         124,591          2,027,660
                                                                                        ---------     --------------
                                                                                        1,807,767         29,695,130

Lifestyle Moderate 460 Sub-Account:
   Ven 9, Ven 10 and Ven24 Contracts                   16.142259        16.596254         710,779         11,796,270
   Vis 24 Contracts                                    16.021927        16.431521          14,462            237,641
                                                                                        ---------     --------------
                                                                                          725,241         12,033,911

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

                    Notes to Financial Statements (continued)


6.  UNIT VALUES (CONTINUED)

                                                        1999                                2000
                                                      ----------       ---------------------------------------------
                                                        UNIT             UNIT
                                                        VALUE            VALUE            UNITS          DOLLARS
                                                        -----            -----            -----          -------
Lifestyle Conservative 280 Sub-Account:
   Ven 9, Ven 10 and Ven24 Contracts                  $15.439823       $16.397834         345,514     $    5,665,684
   Vis 24 Contracts                                    15.324704        16.235059           4,840             78,577
                                                                                        ---------     --------------
                                                                                          350,354          5,744,261

Small Company Value Sub-Account:
   Ven 9, Ven 10 and Ven24 Contracts                   11.904646        12.436171         298,501          3,712,212
   Vis 24 Contracts                                    11.837890        12.335633          29,335            361,871
                                                                                        ---------     --------------
                                                                                          327,836          4,074,083

International Value Sub-Account:
   Ven 9, Ven 10 and Ven24 Contracts                   12.860110        11.862293         132,717          1,574,332
   Vis 24 Contracts                                    12.838810        11.813131          26,480            312,810
                                                                                        ---------     --------------
                                                                                          159,197          1,887,142

Small Company Blend Sub-Account:
   Ven 9, Ven 10 and Ven24 Contracts                   15.922213        12.601917         210,947          2,658,336
   Vis 24 Contracts                                    15.895877        12.549695          19,926            250,070
                                                                                        ---------     --------------
                                                                                          230,873          2,908,406

Total Return Sub-Account:
   Ven 9, Ven 10 and Ven24 Contracts                   12.255674        13.404017         422,992          5,669,788
   Vis 24 Contracts                                    12.235367        13.348487         139,843          1,866,692
                                                                                        ---------     --------------
                                                                                          562,835          7,536,480

U.S. Large Cap Value Sub-Account:
   Ven 9, Ven 10 and Ven24 Contracts                   12.721279        12.894130         500,000          6,447,064
   Vis 24 Contracts                                    12.700198        12.840714          81,872          1,051,292
                                                                                        ---------     --------------
                                                                                          581,872          7,498,356

Mid Cap Stock Sub-Account:
   Ven 9, Ven 10 and Ven24 Contracts                   12.483520        11.821790         243,605          2,879,852
   Vis 24 Contracts                                    12.462837        11.772795          49,940            587,937
                                                                                        ---------     --------------
                                                                                          293,545          3,467,789

Tactical Allocation Sub-Account:
   Ven 9, Ven 10 and Ven24 Contracts                                    11.989936          82,416            988,161
   Vis 24 Contracts                                                     11.970334          16,194            193,853
                                                                                        ---------     --------------
                                                                                           98,610          1,182,014

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

                    Notes to Financial Statements (continued)


6.  UNIT VALUES (CONTINUED)

                                                        1999                                2000
                                                      ----------       ---------------------------------------------
                                                        UNIT             UNIT
                                                        VALUE            VALUE            UNITS          DOLLARS
                                                        -----            -----            -----          -------
Dynamic Growth Sub-Account:
   Ven 9, Ven 10 and Ven24 Contracts                                   $ 7.906976         424,465     $    3,356,237
   Vis 24 Contracts                                                      7.894008          55,268            436,284
                                                                                        ---------     --------------
                                                                                          479,733          3,792,521

Internet Technologies Sub-Account:
   Ven 9, Ven 10 and Ven24 Contracts                                     6.965644         239,915          1,671,162
   Vis 24 Contracts                                                      6.954217          25,351            176,295
                                                                                        ---------     --------------
                                                                                          265,266          1,847,457

International Index Sub-Account:
   Ven 9, Ven 10 and Ven24 Contracts                                    11.167069           9,861            110,119
   Vis 24 Contracts                                                     11.148798             311              3,462
                                                                                        ---------     --------------
                                                                                           10,172            113,581

Total Stock Market Index Sub-Account:
   Ven 9, Ven 10 and Ven24 Contracts                                    11.142088          23,583            262,767
                                                                                        ---------     --------------
                                                                                           23,583            262,767

500 Index Sub-Account:
   Ven 9, Ven 10 and Ven24 Contracts                                    11.200577         128,026          1,433,967
   Vis 24 Contracts                                                     11.182275          17,863            199,746
                                                                                        ---------     --------------
                                                                                          145,889          1,633,713

Mid Cap Index Sub-Account:
   Ven 9, Ven 10 and Ven24 Contracts                                    13.271787          16,370            217,260
   Vis 24 Contracts                                                     13.250096           1,239             16,418
                                                                                        ---------     --------------
                                                                                           17,609            233,678

Small Cap Index Sub-Account:
   Ven 9, Ven 10 and Ven24 Contracts                                    11.596178          14,198            164,644
   Vis 24 Contracts                                                     11.577217             363              4,206
                                                                                        ---------     --------------
                                                                                           14,561            168,850

Capital Appreciation Sub-Account:
   Ven 9, Ven 10 and Ven24 Contracts                                    10.945558             790     $        8,647
                                                                                        ---------     --------------
                                                                                              790              8,647
                                                                                                      --------------

CONTRACT OWNERS' EQUITY (NET OF ANNUITY RESERVES)                                                     $1,081,091,083
                                                                                                      ==============

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

                    Notes to Financial Statements (continued)


7.  DIVERSIFICATION REQUIREMENTS

Under the provisions of Section 817(h) of the Internal Revenue Code, a variable annuity contract, other than a contract issued in connection with certain types of employee benefits plans, will not be treated as an annuity contract for federal tax purposes for any period for which the investments of the segregated asset account on which the contract is based are not adequately diversified. The Code provides that the "adequately diversified" requirement may be met if the underlying investments satisfy either a statutory safe harbor test or diversification requirements set forth in regulations issued by the Secretary of Treasury.

The Internal Revenue Service has issued regulations under Section 817(h) of the Code. The Company believes that the Account satisfies the current requirements of the regulations, and it intends that the Account will continue to meet such requirements.

                                     PART C



                                OTHER INFORMATION

Guide to Name Changes and Successions:

The following name changes took place October 1, 1997:

                        Old Name                                            New Name
FNAL Variable Account                             The Manufacturers Life Insurance Company of New York
                                                  Separate Account A
First North American Life Assurance Company       The Manufacturers Life Insurance Company of New York

The following name changes took place November 1, 1997:

                        Old Name                                            New Name
NAWL Holding Co., Inc.                            Manulife-Wood Logan Holding Co., Inc.

The following name changes took place September 24, 1999:

                        Old Name                                            New Name
Wood Logan Associates, Inc.                       Manulife Wood Logan, Inc.

On September 30, 1997, Manufacturers Securities Services, LLC succeeded to the business of NASL Financial Services, Inc.

                                    * * * * *

Item 24.  Financial Statements and Exhibits

        (a)    Financial Statements


               (1) Financial Statements of the Registrant, The Manufacturers Life Insurance Company of New York Separate Account A (Part B of the registration statement). FILED HEREIN



               (2) Financial Statements of the Depositor, The Manufacturers Life Insurance Company of New York (Part B of the registration statement). FILED HEREIN


        (b)    Exhibits

               (1)    (a)      Resolution of the Board of Directors of First
                               North American Life Assurance Company
                               establishing the FNAL Variable Account - incorporated by reference to Exhibit (b)(1)(a) to Form N-4, File No. 33-46217 filed February 25,
                               1998.

                      (b) Resolution of the Board of Directors of First North American Life Assurance Company establishing the Fixed Separate Account - incorporated by reference to Exhibit (b)(1)(b) to Form N-4, File No. 33-46217 filed February 25, 1998.

                      (c) Resolution of the Board of Directors of First North American Life Assurance Company establishing The Manufacturers Life Insurance Company of New York Separate Account D and The Manufacturers Life Insurance Company of New York Separate Account E - incorporated by reference to Exhibit (b)(1)(c) to Form N-4, File No. 33-46217 filed February 25, 1998.

               (2) Agreements for custody of securities and similar investments - Not Applicable.

               (3)    (a)      Underwriting and Distribution Agreement between
                               The Manufacturers Life Insurance Company of New
                               York (Depositor) and Manufacturers Securities
                               Services, LLC. (Underwriter) - incorporated by reference to Exhibit (b)(3)(a) to Form N-4, File
                               No. 33-46217 filed February 25, 1998.

                      (b) Selling Agreement between The Manufacturers Life Insurance Company of New York, Manufacturers Securities Services, LLC (Underwriter), and General Agents - incorporated by reference to Exhibit (b)(3)(c) to Form N-4, File No. 33-46217 filed February 25, 1998.

               (4)    (a)(i)   Form of Specimen Flexible Purchase Payment
                               Individual Deferred Combination Fixed and
                               Variable Annuity Contract, Non-Participating
                               (v24) - previously filed as Exhibit (b)(4)(a) to post-effective amendment no. 4 to Registrant's
                               Registration Statement on Form N-4, File
                               No.33-79112, dated March 2, 1998.

                      (a)(ii) Form of Specimen Flexible Purchase Payment Individual Deferred Combination Fixed and Variable Annuity Contract, Non-Participating (v9)
                               - incorporated by reference to Exhibit (b)(4) to post-effective amendment no. 7 to Registrant's Registration Statement on Form N-4, File No. 33-46217, dated February 25, 1998.

                      (b)(i) Specimen Endorsements to Contract (v24) - (i) ERISA Tax-Sheltered Annuity, (ii) Tax-Sheltered Annuity, (iii) Qualified Plan Endorsement Section 401 Plans, (iv) Simple Individual Retirement Annuity, (v) Unisex Benefits and Payments, (vi) Individual Retirement Annuity - previously filed as Exhibit (b)(4)(b) to post-effective amendment no. 5 to Registrant's Registration Statement on Form N-4 File, No.33-79112, filed April 29, 1998.

                      (b)(ii) Specimen Death Benefit Endorsement (v9) - previously filed as Exhibit (b)(4)(i) to post-effective amendment no. 5 to Registrant's Registration Statement on Form N-4 File, No.33-46217, filed April 30, 1996.

                      (b)(iii) Specimen Death Benefit Endorsement (v9) -
                               previously filed as Exhibit (b)(3)(iii) to post-effective amendment no. 6 to Registrant's Registration Statement on Form N-4 File, No.33-46217, filed February 28, 1997.

                      (b)(iv) Roth Individual Retirement Annuity Endorsement - previously filed as Exhibit (b)(3)(iv) to post-effective amendment no. 7 to Registrant's Registration Statement on Form N-4 File, No.33-79112, filed April 29, 1999.


                      (b)(v) Payment Enhancement Annuity Endorsement - FILED HEREWITH


               (5)    (a)(i)   Form of Specimen Application for Flexible
                               Purchase Payment Individual Deferred Combination
                               Fixed and Variable Annuity Contract,
                               Non-Participating (v24) - previously filed as Exhibit (b)(5)(a)(i) to post-effective amendment no. 8 to Registrant's Registration Statement on
                               Form N-4 File, No.33-79112, filed February 25,
                               2000.

                      (a)(ii) Form of Specimen Application for Flexible Purchase Payment Individual Deferred Combination Fixed and Variable Annuity Contract, Non-Participating (v9) - previously filed as Exhibit (b)(5) to post-effective amendment no. 7 to Registrant's Registration Statement on Form N-4 File, No.33-46217, filed February 25, 1998.

               (6)    (a)(i)   Declaration of Intention and Charter of First
                               North American Life Assurance Company -
                               incorporated by reference to Exhibit (b)(6)(a)(i) to post-effective amendment no. 7 to Registrant's
                               Registration Statement on Form N-4 File,
                               No.33-46217, filed February 25, 1998.

                      (a)(ii) Certificate of Amendment of the Declaration of Intention and Charter of First North American Life Assurance Company - incorporated by reference to Exhibit (b)(6)(a)(ii) to post-effective amendment no. 7 to Registrant's Registration Statement on Form N-4 File, No.33-46217, filed February 25, 1998.

                      (a)(iii) Certificate of Amendment of the Declaration of
                               Intention and Charter of The Manufacturers Life Insurance Company of New York - incorporated by reference to Exhibit (b)(6)(a)(iii) to post-effective amendment no. 7 to Registrant's Registration Statement on Form N-4 File, No.33-46217, filed February 25, 1998.

                      (b) By-laws of The Manufacturers Life Insurance Company of New York - incorporated by reference to Exhibit (b)(3)(c) to post-effective amendment no. 7 to Registrant's Registration Statement on Form N-4 File, No.33-46217, filed February 25, 1998.

               (7) Contract of reinsurance in connection with the variable annuity contracts being offered - Not Applicable.

               (8) Other material contracts not made in the ordinary course of business which are to be performed in whole or in part on or after the date the registration statement is filed:

                      (a) Administrative Agreement between The Manufacturers Life Insurance Company of New York and The Manufacturers Life Insurance Company - incorporated by reference to Exhibit (b)(8)(a) to post-effective amendment no. 7 to Registrant's Registration Statement on Form N-4 File, No.33-46217, filed February 25, 1998.

                      (b) Investment Services Agreement between The Manufacturers Life Insurance Company and The Manufacturers Life Insurance Company of New York
                               - incorporated by reference to Exhibit 1(A)(8)(c) to pre-effective amendment no. 1 to The Manufacturers Life Insurance Company of New York Separate Account B Registration Statement on Form S-6, filed March 16, 1998.

               (9) Opinion of Counsel and consent to its use as to the legality of the securities being registered (June 28, 1994) - previously filed as Exhibit (b)(9) to post-effective amendment no. 6 to Registrant's Registration Statement on Form N-4 File, No. 33-79112, filed March 2, 1999.




               (10)   Written consent of Ernst & Young LLP - FILED HEREIN


               (11) All financial statements omitted from Item 23, Financial Statements - Not Applicable.

               (12) Agreements in consideration for providing initial capital between or among Registrant, Depositor, Underwriter or initial contract owners - Not Applicable.

               (13) Schedules of computations - Incorporated by reference to Exhibit (b)(13) to post effective amendment no. 2 to Form N-4, file number 33-76162 filed March 1, 1996.

               (14)   (a)      Power of Attorney - The Manufacturers Life
                               Insurance Company of New York Directors is incorporated by reference to exhibit 7 to pre-effective amendment no. 1 to The
                               Manufacturers Life Insurance Company of New York
                               Separate Account B Registration Statement on Form
                               S-6, filed March 16, 1998.

                      (b) Power of Attorney, James O'Malley and Thomas Borshoff - previously filed as Exhibit (b)(14)(b) to post-effective amendment no. 6 to Registrant's Registration Statement on Form N-4 File, No. 33-79112, filed March 2, 1999.

                      (c)      Power of Attorney, James D. Gallagher and James
                               R. Boyle - incorporated by reference to Exhibit
                               (7)(iii) to pre-effective amendment no. 1 to the Registration Statement on Form S-6, File No. 333-83023, filed November 1, 1999.

                      (d) Power of Attorney, Robert Cook - previously filed as Exhibit (b)(14)(d) to post-effective amendment no. 8 to Registrant's Registration Statement on Form N-4 File, No.33-79112, filed February 25, 2000.

               (27)   Financial Data Schedule - Not Applicable

Item 25.  Directors and Officers of the Depositor.

OFFICERS AND DIRECTORS OF THE MANUFACTURERS LIFE INSURANCE COMPANY OF NEW YORK

                  NAME AND                      POSITION WITH THE MANUFACTURERS LIFE
         PRINCIPAL BUSINESS ADDRESS                INSURANCE COMPANY OF NEW YORK
Bruce Avedon                                              Director
6601 Hitching Post Lane
Cincinnati, OH 45230

Thomas Borshoff                                           Director
3 Robin Drive
Rochester, NY  14618

James R. Boyle                                            Director
500 Boylston Street
Boston, MA  02116

Robert Cook                                               Director
73 Tremont Street
Boston, MA 02108

John D. DesPrez III                                       Director and Chairman
73 Tremont Street
Boston, MA 02108

Ruth Ann Fleming                                          Director
205 Highland Avenue
Short Hills, NJ 07078

James D. Gallagher                                        Director and President
73 Tremont Street
Boston, MA 02108

David W. Libbey                                           Treasurer
500 Boylston Street
Boston, MA  02116

Neil M. Merkl, Esq.                                       Director
35-35 161st Street
Flushing, NY 11358

James P. O'Malley                                         Director, VP-Pension Marketing
200 Bloor Street East
Toronto, Ontario
Canada M4W 1E5

James K. Robinson                                         Director
7 Summit Drive
Rochester, NY 14620


                                                   POSITION WITH THE MANUFACTURERS LIFE
                  NAME AND                            INSURANCE COMPANY OF NEW YORK
         PRINCIPAL BUSINESS ADDRESS

Nicole Humblias                                           Assistant Vice President and

73 Tremont Street                                         Chief Administrative Officer
Boston, MA  02108

Gretchen Swanz                                            Secretary & Counsel
73 Tremont Street
Boston, MA 02108

John Ostler                                               Appointed Actuary
200 Bloor Street East
Toronto, Ontario
Canada M4W-1E5



Item 26. Persons Controlled by or Under Common Control with Depositor or Registrant.


                         MANULIFE FINANCIAL CORPORATION
                          CORPORATE ORGANIZATION CHART
                             AS OF DECEMBER 31, 2000



                                                                                % OF         JURISDICTION OF
AFFILIATE                                                                      EQUITY         INCORPORATION
MANULIFE FINANCIAL CORPORATION                                                   100             CANADA
  The Manufacturers Life Insurance Company                                       100             Canada
   MF Leasing (Canada) Inc.                                                      100             Ontario
      1332953 Ontario Inc.                                                       100             Ontario
   MLI Resources Inc.                                                            100             Alberta
   Manulife Financial Services Inc.                                              100             Canada
   1293319 Ontario Inc.                                                          100             Ontario
   Enterprise Capital Management Inc.                                             20             Ontario
   Cantay Holdings Inc.                                                          100             Ontario
   994744 Ontario Inc.                                                           100             Ontario
   3426505 Canada Inc.                                                           100             Canada
   Manulife Bank of Canada                                                       100             Canada
   Manulife Securities International Ltd.                                        100             Canada
   NAL Resources Limited                                                         100             Alberta
   Manulife International Capital Corporation Limited                            100             Ontario
      Golf Town Canada Inc.                                                       59.9           Canada
      VFC Inc.                                                                    25             Canada
      1198184 Ontario Limited                                                    100             Ontario
      Regional Power Inc.                                                         80             Ontario
         La Regionale Power Port-Cartier Inc.                                    100             Canada
         La Regionale Power Angliers Inc.                                        100             Canada
         Addalam Power Corporation(X)                                             50             Philippines
       Luxell Technologies Inc.                                                   15.1           Ontario
   FNA Financial Inc.                                                            100             Canada
      NAL Trustco Inc.                                                           100             Ontario
      First North American Insurance Company                                     100             Canada
      Elliott & Page Limited                                                     100             Ontario
      Seamark Asset Management Ltd.                                               67.86          Canada
      NAL Resources Management Limited                                           100             Canada
   Manucab Ltd.                                                                  100             Canada
   Manulife European Holdings (Alberta) Limited                                  100             Alberta
        Manulife Hungary Holdings Property Management Limited Liability           99**           Hungary
        Company
   The Manufacturers Investment Corporation                                      100             Michigan
      Manulife Reinsurance Corporation (U.S.A.)                                  100             Michigan

         Manulife Reinsurance Limited                                            100             Bermuda
            MRL Holding, LLC                                                     100             Delaware
         The Manufacturers Life Insurance Company (U.S.A.)                        96.45*         Michigan
            Flex Holding, LLC                                                     22.4           Delaware
               Flex Leasing I, LLC                                               99.99           Delaware
            Flex Leasing II, LLC                                                  19.6           Delaware
            Ennal, Inc.                                                          100             Ohio

                                                                                % OF         JURISDICTION OF
AFFILIATE                                                                      EQUITY         INCORPORATION
            ESLS Investment Limited, LLC                                          100            Ohio
            Thornhill Leasing Investments, LLC                                     90            Delaware
            The Manufacturers Life Insurance Company of America                   100            Michigan
                                MANULIFE HOLDING CORPORATION                      100            Delaware
                  ManEquity, Inc.                                                 100            Colorado
                  Manufacturers Adviser Corporation                               100            Colorado
                  Manulife Capital Corporation                                    100            Delaware
                     MCC Strategic Management Inc.                                100            Delaware
                     MF Private Capital, Inc.                                     100            Delaware
                       MF Private Capital Securities, Inc.                        100            Delaware
                       MF Private Capital Ventures, Inc.                          100            Delaware
                       MFPC Insurance Advisors, Inc.                              100            Delaware
                  Manulife Property Management of Washington, D.C., Inc.          100            Wash., D.C.
                  ManuLife Service Corporation                                    100            Colorado
                  Manulife Leasing Co., LLC                                        80            Delaware
                             DOVER LEASING INVESTMENTS, LLC                        99            Delaware
            Ironside Venture Partners I LLC                                       100            Delaware
               NewRiver Investor Communications Inc.                              14.67          Delaware
               Knowledge Impact Inc.                                              13.01          Delaware
               Linx Communications Inc.                                           12.39          Delaware
            Ironside Venture Partners II LLC                                      100            Delaware
            Manulife-Wood Logan Holding Co., Inc.                                 100            Delaware
               Manulife Wood Logan, Inc.                                          100            Connecticut
               The Manufacturers Life Insurance Company of North America          100            Delaware
                  Manufacturers Securities Services, LLC                           90[SPADE]     Delaware
                  The Manufacturers Life Insurance Company of New York            100            New York
   Manulife International Investment Management Limited                           100            U.K.
      Manulife International Fund Management Limited                              100            U.K.
   WT(SW) Properties Ltd.                                                         100            U.K.
   Manulife Europe Ruckversicherungs-Aktiengesellschaft                           100            Germany
   MIL Holdings (Bermuda) Limited                                                 100            Bermuda
   WorldInsure.com Limited                                                        12.6           Bermuda
   Manulife International Holdings Limited                                        100            Bermuda
      Manulife Provident Funds Trust Company Limited                              100            Hong Kong
      Manulife (International) Limited                                            100            Bermuda
         Manulife-Sinochem Life Insurance Co. Ltd.                                 51            China
         The Manufacturers (Pacific Asia) Insurance Company Limited               100            Hong Kong
         Manulife Consultants Limited                                             100            Hong Kong
         Manulife Financial Shareholdings Limited                                  50            Hong Kong
         Manulife Financial Management Limited                                     50            Hong Kong
         Manulife Financial Group Limited                                          50            Hong Kong
         Manulife Financial Investment Limited                                     50            Hong Kong
      Manulife Funds Direct (Barbados) Limited                                    100            Barbados
         P.T. Manulife Aset Manajemen Indonesia                                    55            Indonesia
         Manulife Funds Direct (Hong Kong) Limited                                100            Hong Kong

                                                                          % OF               JURISDICTION OF
AFFILIATE                                                                EQUITY               INCORPORATION
   Manulife Data Services Inc.                                              100                     Barbados
   ManuLife (International) Reinsurance Limited                             100                     Bermuda
      Manufacturers P&C Limited                                             100                     Barbados
      Manufacturers Life Reinsurance Limited                                100                     Barbados
      Manulife Management Services Ltd.                                     100                     Barbados
   Chinfon-Manulife Insurance Company Limited                                60                     Vietnam
   Chinfon-Manulife Insurance Company Limited                                60                     Bermuda
   OUB Manulife Pte. Ltd.                                                    50                     Singapore
   The Manufacturers Life Insurance Co. (Phils.), Inc.                      100                     Philippines
       Manulife Financial Plans, Inc.                                       100                     Philippines
   P.T. Asuransi Jiwa Manulife Indonesia                                     91                     Indonesia
      P.T. Buanadaya Sarana Informatika                                     100                     Indonesia
      P.T. Asuransi Jiwa Arta Mandiri Prima                                 100                     Indonesia
   Manulife (Malaysia) SDN.BHD.                                             100                     Malaysia
   Manulife (Thailand) Ltd.                                                 100                     Thailand
   Manulife Holdings (Hong Kong) Limited                                    100                     Hong Kong
   Manulife Financial Systems (Hong Kong) Limited                           100                     Hong Kong
   Manulife Century Investments (Alberta) Inc.                              100                     Alberta
      Manulife Century Investments (Bermuda) Limited                         87[CLUB]               Bermuda
           Manulife System Service Kabushiki Kaisha                          90[DIAMOND]            Japan
           Manulife Century Investments (Luxembourg) S.A.                   100                     Luxembourg
              Manulife Century Investments (Netherlands) B.V.               100                     Netherlands
                  Manulife Century Holdings (Netherlands) B.V.              100                     Netherlands
                  Daihyaku Manulife Holdings (Bermuda) Limited              100                     Bermuda
              Kyoritsu Confirm Co., Ltd.                                     90.9[2 CLUBS]          Japan
              Daihyaku Premium Collection Co., Ltd.                          57[TRIANGLE]           Japan
                  Manulife Century Life Insurance Company                    41.7+/-[HEART]         Japan
                        Manulife Century Business Company                   100                     Japan


   (X)        Inactive subsidiaries are noted in italics.

   * 3.55% of The Manufacturers Life Insurance Company (USA) is owned by MRL Holding LLC.


   ** 1% of Manulife Hungary Holdings Property Management Limited Liability Company is owned by The Manufacturers Life Insurance Company.

   [SPADE] 10% of Manufacturers Securities Services, LLC is owned by The Manufacturers Life Insurance Company of New York.

   [CLUB] 13% of Manulife Century Investments (Bermuda) Limited is owned by MLI. 9.1% of Kyoritsu Confirm Co., Ltd. is owned by Manulife Century Life Insurance Company

   [2 CLUBS]  10% of Daihyaku Premium Collection Co., Ltd. is owned by
              Manulife Century Life Insurance Company

   +/- 8.8% of Manulife Century Life Insurance Company is owned by Daihyaku Manulife Holdings (Bermuda) Limited.

   [DIAMOND]  10% of Manulife System Service Kabushiki Kaisha is owned by
              Manulife Century Life Insurance Company.

   [HEART] 32.9% of Manulife Century Life Insurance Company is owned by Manulife Century Holdings (Netherlands) B.V.

Item 27.  Number of Contract Owners.


As of February 28, 2001, there were 5,738 qualified and 8,933 non-qualified contracts for Ven 9 and 1,508 qualified and 2,258 non-qualified contracts for Ven 35, 36, 37 and 38 of the series offered hereby outstanding.

Item 28.  Indemnification.

Article 10 of the Charter of the Company provides as follows:

TENTH: No director of the Corporation shall be personally liable to the Corporation or any of its shareholders for damages for any breach of duty as a director; provided, however, the foregoing provision shall not eliminate or limit (i) the liability of a director if a judgment or other final adjudication adverse to such director established his or her such acts or omissions were in bad faith or involved intentional misconduct or were acts or omissions (a) which he or she knew or reasonably should have known violated the New York Insurance Law or (b) which violated a specific standard of care imposed on directors directly, and not by reference, by a provision of the New York Insurance Law (or any regulations promulgated thereunder) or (c) which constituted a knowing violation of any other law, or establishes that the director personally gained in fact a financial profit or other advantage to which the director was not legally entitled or (ii) the liability of a director for any act or omission prior to the adoption of this Article by the shareholders of the Corporation. Any repeal or modification of this Article by the shareholders of the Corporation shall be prospective only, and shall not adversely affect any limitation on the personal liability of a director of the Corporation existing at the time of such repeal or modification.

Article VII of the By-laws of the Company provides as follows:

Section VII.1. Indemnification of Directors and Officers. The Corporation may indemnify any person made, or threatened to be made, a party to an action by or in the right of the corporation to procure a judgment in its favor by reason of the fact that he or she, his or her testator, testatrix or intestate, is or was a director or officer of the Corporation, or is or was serving at the request of the Corporation as a director or officer of any other corporation of any type or kind, domestic or foreign, of any partnership, joint venture, trust, employee benefit plan or other enterprise, against amounts paid in settlement and reasonable expenses, including attorneys' fees, actually and necessarily incurred by him or her in connection with the defense or settlement of such action, or in connection with an appeal therein, if such director or officer acted, in good faith, for a purpose which he or she reasonably believed to be in, or, in the case of service for any other corporation or any partnership, joint venture, trust, employee benefit plan or other enterprise, not opposed to, the best interests of the Corporation, except that no indemnification under this Section shall be made in respect of (1) a threatened action, or a pending action which is settled or is otherwise disposed of, or (2) any claim, issue or matter as to which such person shall have been adjudged to be liable to the Corporation, unless and only to the extent that the court in which the action was brought, or , if no action was brought, any court of competent jurisdiction, determines upon application that, in view of all the circumstances of the case, the person is fairly and reasonably entitled to indemnity for such portion of the settlement amount and expenses as the court deems proper.

The Corporation may indemnify any person made, or threatened to be made, a party to an action or proceeding (other than one by or in the right of the Corporation to procure a judgment in its favor), whether civil or criminal, including an action by or in the right of any other corporation of any type or kind, domestic or foreign, or any partnership, joint venture, trust, employee benefit plan or other enterprise, which any director or officer of the Corporation served in any capacity at the request of the Corporation, by reason of the fact that he or she, his or her testator, testatrix or intestate, was a director or officer of the Corporation, or served such other corporation, partnership, joint venture, trust, employee benefit plan or other enterprise in any capacity, against judgments, fines, amounts paid in settlement and reasonable expenses, including attorneys' fees actually and necessarily incurred as a result of such action or proceeding, or any appeal therein, if such director or officer acted, in good faith, for a purpose which he or she reasonably believed to be in, or, in the case of service for any other corporation or any partnership, joint venture, trust, employee benefit plan or other enterprise, not opposed to, the best interests of the Corporation and, in criminal actions or proceedings, in addition, had no reasonable cause to believe that his or her conduct was unlawful.

The termination of any such civil or criminal action or proceeding by judgment, settlement, conviction or upon a plea of nolo contendere, of its equivalent, shall not in itself create a presumption that any such director or officer did not act, in good faith, for a purpose which he or she reasonably believed to be in, or, in the case of service for any other corporation or any partnership, joint venture, trust, employee benefit plan or other enterprise, not opposed to, the best interest of the Corporation or that he or she had reasonable cause to believe that his or her conduct was unlawful.


Notwithstanding the foregoing, Registrant hereby makes the following undertaking pursuant to Rule 484 under the Securities Act of 1933:

        Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Notwithstanding the foregoing, Registrant hereby makes the following undertaking pursuant to Rule 484 under the Securities Act of 1933:

        Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29.  Principal Underwriters.

a.      Name of Investment Company                    Capacity In Which Acting

        Manufacturers Investment Trust                Investment Adviser

        The Manufacturers Life Insurance              Principal Underwriter
        Company of North America Separate
        Account A

        The Manufacturers Life Insurance              Principal Underwriter
        Company of North America Separate
        Account B

        The Manufacturers Life Insurance              Principal Underwriter
        Company of New York Separate
        Account A

        The Manufacturers Life Insurance              Principal Underwriter
        Company of New York Separate
        Account B

b. The Manufacturers Life Insurance Company of North America is the managing member of Manufacturers Securities Services, LLC and has sole power to act on behalf of Manufacturers Securities Services, LLC. The officers and directors of The Manufacturers Life Insurance Company of North America are set forth below.


Name and Principal                          Position with The Manufacturers Life Insurance
Business Address                            Company of North America

John D. DesPrez III**               Director and Chairman of the Board of Directors

James R. Boyle*.                    Director and President

David W. Libbey    *                Director, Vice President, Treasurer & Chief

Marc Costantini*                    Vice President, Annuity Product Management

Robert Boyda**                      Vice President, Investment Management Services

James D. Gallagher**                Vice President, Secretary and General Counsel

Kevin S. Hill*                      Vice President, Business Implementation

Mark S. Rizza*                      Vice President Information Services, U.S. Annuities

Jonnie M. Smith*                    Vice President, Customer Service and Administration

Jonnie Smith*                       Vice President, Customer Service and Administration

J. Brent Wilkinson*                 Vice President, E-Business, U.S. Annuities



*500 Boylston Street, Boston, MA 02116



**73 Tremont Street, Boston, MA  02116


c.      None.

Item 30.  Location of Accounts and Records.

All books and records are maintained at 100 Summit Lake Drive, Second Floor, Valhalla, New York 10595.

Item 31.  Management Services.

The Company has entered into an Administrative Services Agreement with The Manufacturers Life Insurance Company ("Manulife"). This Agreement provides that under the general supervision of the Board of Directors of the Company, and subject to initiation, preparation and verification by the Chief Administrative Officer of the Company, Manulife shall provide accounting services related to the provision of a payroll support system, general ledger, accounts payable, tax and auditing services.

Item 32.  Undertakings.

        Representation of Insurer Pursuant to Section 26 of the Investment Company Act of 1940

The Manufacturers Life Insurance Company of New York ("Company") hereby represents that the fees and charges deducted under the contracts issued pursuant to this registration statement, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the Company

                                   SIGNATURES


As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, THE MANUFACTURERS LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT A, certifies that it meets all the requirements for effectiveness of this Amendment to the Registration Statement pursuant to Securities Act of 1933 Rule 485(b) and has caused this amended Registration Statement to be signed on its behalf, in the City of Boston, and Commonwealth of Massachusetts on this 25th day of April, 2001.



                                      THE MANUFACTURERS LIFE INSURANCE COMPANY
                                      OF NEW YORK SEPARATE ACCOUNT A
                                                    (Registrant)


                                      By: THE MANUFACTURERS LIFE INSURANCE
                                          COMPANY OF NEW YORK
                                                    (Depositor)


                                          By: /s/ JAMES D. GALLAGHER
                                              ----------------------------
                                                James D. Gallagher
                                                President


Attest



/s/ GRETCHEN H. SWANZ
--------------------------
Gretchen H. Swanz
Secretary



Pursuant to the requirements of the Securities Act of 1933, the Depositor has duly caused this amended Registration Statement to be signed on its behalf by the undersigned on the 25th day of April, 2001 in the City of Boston, and Commonwealth of Massachusetts.



                                      THE MANUFACTURERS LIFE INSURANCE COMPANY
                                      OF NEW YORK SEPARATE ACCOUNT A
                                                   (Registrant)



                                      By: THE MANUFACTURERS LIFE INSURANCE
                                          COMPANY OF NEW YORK
                                                        (Depositor)




                                          By: /s/ JAMES D. GALLAGHER
                                              --------------------------------
                                              James D. Gallagher
                                              President


Attest



/s/ GRETCHEN H. SWANZ
--------------------------
Gretchen H. Swanz
Secretary

As required by the Securities Act of 1933, this amended Registration Statement has been signed by the following persons in the capacities with the Depositor on the 25th day of April, 2001.




SIGNATURE                                   TITLE


/s/ JAMES D. GALLAGHER                      Director and President
------------------------------------        (Principal Executive
James D. Gallagher                          Officer)

*                                           Director and Chairman
------------------------------------
John D. DesPrez, III

*                                           Director
------------------------------------
Ruth Ann Fleming

*                                           Director
------------------------------------
Neil M. Merkl

*                                           Director
------------------------------------
Thomas Borshoff

*                                           Director
------------------------------------
James K. Robinson

*                                           Director
------------------------------------
James R. Boyle

*                                           Director
------------------------------------
Bruce Avedon

*                                           Director
------------------------------------
James P. O'Malley

*                                           Director
------------------------------------
Robert Cook



/s/ DAVID W. LIBBEY                         Treasurer (Principal
------------------------------------        Financial and Accounting
David W. Libbey                             Officer)




*By: /s/ DAVID W. LIBBEY
    -------------------------
     David W. Libbey
     Attorney-in-Fact Pursuant
     to Powers of Attorney

                                  EXHIBIT INDEX

Exhibit No.           Description


(b)(v)                Payment Enhancement Annuity Endorsement



(10)                  Written consent of Ernst & Young LLP